                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-04297

                                 VANECK FUNDS
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2017

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT June 30, 2017 (unaudited)

VanEck Funds

CM Commodity Index Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the personal opinions of the investment team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment team members are as of June 30, 2017.

CM COMMODITY INDEX FUND

June 30, 2017 (unaudited)

Dear Shareholder:

The CM Commodity Index Fund (the “Fund”) returned -4.83% (Class A shares, excluding sales charge) the six months ended June 30, 2017. The Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index1 (“CMC Index”). Unlike traditional indices, which tend to provide exposure only to short-term futures contracts, the CMC Index, with its constant maturity approach, spreads its exposure across multiple maturities. By doing so, the CMC Index seeks to reduce the adverse effects of negative roll which can cause performance lag in traditional indices.

The CMC Index returned -4.12% during the period.2 The Fund and the CMC Index each comfortably outperformed both the S&P® GSCI Index3 (SPGSCI), which lost 10.24% and the Bloomberg Commodity Index4 (BCOM), which lost 5.26%.

From a sector performance perspective, the CMC Index outperformed both BCOM and SPGSCI in the energy and livestock sectors. It also outperformed BCOM in the industrial metals and precious metals sectors. The only sector in which it underperformed both BCOM and SPGSCI was agriculture.

January 1 - June 30, 2017 Index Sector Performances
	CMC Index	BCOM	SPGSCI
Energy	-15.45%	-19.99%	-18.79%
Industrial Metals	7.80%	6.33%	8.10%
Precious Metals	6.71%	6.27%	6.90%
Agriculture	-5.34%	-3.36%	-2.19%
Livestock	12.51%	11.36%	12.50%

Source: Bloomberg. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. The performance shown for the indices does not reflect fees and charges, which are assessed with the purchase and ownership of the Fund. Indices are not securities in which investments can be made.

Market Overview

After finishing 2016 on a positive note, following the election of Donald Trump to the U.S. presidency, energy prices started to fall in 2017 on both a faster than expected rebound in U.S. shale oil production and disappointment over the new administration’s inability to pass stimulative U.S. economic policies.

1

CM COMMODITY INDEX FUND

(unaudited) (continued)

Energy prices declined across the board, despite the U.S. dollar declining around 6.5% in the first half of the year as U.S. growth disappointed and market sentiment surrounding the Trump administration soured. The U.S. dollar weakness should help both global growth and commodity demand, and this could, in turn, help energy prices to rebound during the second half of 2017. However, improvement in U.S. shale oil production as advances in drilling and well completion techniques continue could limit crude oil prices to around the $55 to $60 per barrel range.

For the six month period, three of the five sectors in the CMC Index were up. Livestock was the strongest sector, followed by base metals and precious metals while energy and agriculture were declined over the period. Wheat was the best performing individual commodity component of the CMC Index with a gain of 18.28% during the six month period. Sugar #11 was the worst performing individual commodity component of the CMC Index with a loss of 25.56% during the six month period.

During the six month period, the Fund continued to utilize commodity index-linked swaps as an effective means of gaining exposure to the CMC Index. While there are costs associated with the use of swaps, we continue to believe it is the most effective way of replicating the CMC Index’s commodity exposures and weights.

Fund Review — Performance Drivers

Fund performance for the six month period was derived primarily from swap contracts on the CMC Index. Contracts outstanding as of June 30, 2017 are presented in the Fund’s Consolidated Schedule of Investments.

Of the five sectors represented in the CMC Index, the livestock sector was the best performer, up 12.51% over the six month period, with live cattle (which experienced a rally during the period under review) as the best performing individual commodity. Within the industrial metals sector (up 7.80%), lead was the best performing metal and nickel was the worst. Due to its high weighting in the CMC Index, industrial metals helped offset some of the losses from the energy and agriculture sectors. Both gold and silver provided positive returns in the precious metals sector (up 6.71%), with gold the better performer of the two.

The agriculture sector was down 5.34%. Wheat, which also experienced a rally in the first half of 2017, was the best performing commodity in the sector, partially offsetting a sharp decline in sugar prices during the period under review. All individual energy commodities components were down over the period, leading to -15.45% return of the overall

2

energy sector. Within the sector, RBOB gasoline detracted from performance the most (down 16.67%) and Brent crude the least (down 14.31%).

Fund Review — Roll Yield

The CMC Index roll yield5 outperformed both BCOM and SPGSCI in all sectors except precious metals, in which it still outperformed BCOM. The livestock sector provided the CMC Index, BCOM, and SPGSCI with the only positive roll yields recorded by any indices in any sector over the six month period. All indices, except the CMC Index, suffered from significant negative roll yields in energy sector.

From 12/31/2016	To 06/30/2017	Composite	Energy	Industrial Metals	Precious Metals	Agriculture	Livestock
ROLL YIELD	CMC Index	-0.66%	-0.53%	-0.68%	-0.88%	-2.17%	9.08%
ROLL YIELD	BCOM	-3.79%	-6.25%	-1.30%	-0.93%	-4.55%	1.53%
ROLL YIELD	SPGSCI	-4.37%	-5.79%	-1.04%	-0.86%	-4.70%	1.26%

Source: VanEck, Bloomberg. Past performance is not guarantee of future results; current performance may be lower or higher that the performance data quoted. Index performance is not illustrative of fund performance. Investors cannot invest directly in an index.

Commodities are assets that have tangible properties, such as oil, metals, and agriculture. Commodities and commodity-linked derivatives may be affected by overall market movements and other factors that affect the value of a particular industry or commodity such as weather, disease, embargoes or political or regulatory developments. The value of a commodity-linked derivative is generally based on price movements of a commodity, a commodity futures contract, a commodity index or other economic variables based on the commodity markets. Derivatives use leverage, which may exaggerate a loss. The Fund is subject to the risks associated with its investments in commodity-linked derivatives, risks of investing in wholly owned subsidiary, risk of tracking error, risks of aggressive investment techniques, leverage risk, derivatives risks, counterparty risks, non-diversification risk, credit risk, concentration risk and market risk. The use of commodity-linked derivatives such as swaps, commodity-linked structured notes and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative’s cost. At any time, the risk of loss of any individual

3

CM COMMODITY INDEX FUND

(unaudited) (continued)

security held by the Fund could be significantly higher than 50% of the security’s value. Investment in commodity markets may not be suitable for all investors. The Fund’s investment in commodity-linked derivative instruments may subject the fund to greater volatility than investment in traditional securities. Please see the prospectus and summary prospectus for information on these and other risk considerations.

Access investment and market insights from VanEck’s investment professionals by subscribing to our commentaries. To subscribe to the natural resources and commodities updates, please contact us at 800.826.2333 or visit vaneck.com/subscription/ to register.

We appreciate your participation in the CM Commodity Index Fund, and we look forward to helping you meet your investment goals in the future.

Roland Morris, Jr. Portfolio Manager July 19, 2017	Gregory F. Krenzer Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

4

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	UBS Bloomberg Constant Maturity Commodity Total Return Index (CMC Index) is a rules-based, composite benchmark index diversified across 27 commodities futures contracts from within five sectors. The CMC Index is comprised of futures contracts with maturities ranging from around three months to over three years for each commodity, depending on liquidity.

[2]	The Fund is passively managed and may not hold each CMC Index component in the same weighting as the CMC Index and is subject to certain expenses that the CMC Index is not. The Fund thus may not exactly replicate the performance of the CMC Index.

[3]	S&P® GSCI Index (SPGSCI) is composed of futures contracts on 24 physical commodities, with high energy concentration and limited diversification. SPGSCI buys and sells short-term futures contracts.

[4]	Bloomberg Commodity Index (BCOM) is composed of futures contracts on 22 physical commodities covering five sectors, specifically energy, agriculture, precious metals, industrial metals, and livestock.

[5]	Roll yield is the amount of return generated during periods of backwardation, while negative roll yield refers to the amount of return lost during periods of contango. Roll yield is calculated as equal to [(1+Excess Return)/(1+Spot Return)] - 1.
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CM COMMODITY INDEX FUND

PERFORMANCE COMPARISON

June 30, 2017 (unaudited)

	Class A-CMCAX	Class A-CMCAX
Average Annual	After Maximum	Before
Total Return†	Sales Charge	Sales Charge	CMCITR
Six Months	(10.30)%	(4.83)%	(4.12)%
One Year	(8.29)%	(2.73)%	(1.30)%
Five Year	(9.79)%	(8.72)%	(7.43)%
Life*	(9.31)%	(8.48)%	(7.18)%

	Class I-COMIX	Class I-COMIX
Average Annual	After Maximum	Before
Total Return†	Sales Charge	Sales Charge	CMCITR
Six Months	n/a	(4.73)%	(4.12)%
One Year	n/a	(2.49)%	(1.30)%
Five Year	n/a	(8.43)%	(7.43)%
Life*	n/a	(8.20)%	(7.18)%

	Class Y-CMCYX	Class Y-CMCYX
Average Annual	After Maximum	Before
Total Return†	Sales Charge	Sales Charge	CMCITR
Six Months	n/a	(4.74)%	(4.12)%
One Year	n/a	(2.47)%	(1.30)%
Five Year	n/a	(8.44)%	(7.43)%
Life*	n/a	(8.23)%	(7.18)%

†	Returns less than one year are not annualized
*	since 12/31/10

The performance quoted represents past performance. Past performance is not a guarantee of future results; current performance may be lower or higher than the performance data quoted.

6

The performance quoted represents past performance. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted. Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). Index returns assume that dividends of the Index constituents in the Index have been reinvested. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

UBS Bloomberg Constant Maturity Commodity Total Return Index (CMCITR) is a rules-based, composite benchmark index representing a basket of commodities futures contracts with 27 components, diversified across 24 underlying commodities from the following sectors: energy, precious metals, industrial metals, agriculture, and livestock.

7

CM COMMODITY INDEX FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2017 to June 30, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

					Expenses Paid
			Ending		During the Period*
		Beginning	Account Value	Annualized	January 1, 2017 -
		Account Value	June 30,	Expense Ratio	June 30,
		January 1, 2017	2017	During Period	2017
CM Commodity Index Fund
Class A	Actual	$1,000.00	$951.70	0.95%	$4.60
	Hypothetical**	$1,000.00	$1,020.08	0.95%	$4.76
Class I	Actual	$1,000.00	$952.70	0.65%	$3.15
	Hypothetical**	$1,000.00	$1,021.57	0.65%	$3.26
Class Y	Actual	$1,000.00	$952.60	0.70%	$3.39
	Hypothetical**	$1,000.00	$1,021.32	0.70%	$3.51

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2017), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
9

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Principal Amount		Value

SHORT-TERM INVESTMENTS: 95.9%

United States Treasury Obligations: 92.9%
	United States Treasury Bills
$40,000,000	0.78%, 07/13/17 (a)	$39,989,667
8,000,000	0.82%, 07/20/17 (a)	7,996,538
46,000,000	0.86%, 07/27/17 (a)	45,972,844
30,000,000	0.88%, 08/10/17 (a)	29,970,667
40,000,000	0.89%, 08/17/17 (a)	39,953,731
50,000,000	0.97%, 09/07/17 (a)	49,913,350
40,000,000	0.98%, 09/14/17 (a)	39,923,560
50,000,000	1.00%, 09/21/17	49,892,500
		303,612,857
Number of Shares		Value

Money Market Fund: 3.0%
10,029,462	AIM Treasury Portfolio - Institutional Class	$10,029,462
Total Short-term Investments (Cost: $313,626,681)		313,642,319
Other assets less liabilities: 4.1%		13,271,380
NET ASSETS: 100.0%		$326,913,699

Total Return Swap Contracts—As of June 30, 2017, the Fund had an outstanding swap contract with the following terms:

Long Exposure

Counter- party	Referenced Obligation	Notional Amount	Rate paid by the Fund (b)	Termination Date	% of Net Assets	Unrealized Appreciation
	UBS Bloomberg
	Constant Maturity
	Commodity Index
UBS AG	Total Return	$313,241,000	1.43%	07/26/17	4.0%	$13,201,884

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $51,937,097.
(b)	The rate shown reflects the rate in effect at the reporting period: 0.43% + rate of the 3 Month T-Bill.

Summary of Investments by Sector	% of Investments	Value
Government	96.8%	$303,612,857
Money Market Fund	3.2	10,029,462
	100.0%	$313,642,319

See Notes to Financial Statements

10

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Money Market Fund	$10,029,462	$—	$—	$10,029,462
United States Treasury Obligations	—	303,612,857	—	303,612,857
Total	$10,029,462	$303,612,857	$—	$313,642,319
Other Financial Instruments:
Swap Contracts	$—	$13,201,884	$—	$13,201,884

There were no transfers between levels during the period ended June 30, 2017.

See Notes to Financial Statements

11

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (unaudited)

Assets:
Investments, at value (Cost: $313,626,681)	$313,642,319
Total return swap contracts, at value	13,201,884
Receivables:
Shares of beneficial interest sold	715,399
Dividends and interest	4,929
Prepaid expenses	46,291
Total assets	327,610,822
Liabilities:
Payables:
Shares of beneficial interest redeemed	442,701
Due to Adviser	127,090
Due to Distributor	5,103
Deferred Trustee fees	118,307
Accrued expenses	3,922
Total liabilities	697,123
NET ASSETS	$326,913,699
Class A Shares:
Net Assets	$23,122,328
Shares of beneficial interest outstanding	5,100,458
Net asset value and redemption price per share	$4.53
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$4.81
Class I Shares:
Net Assets	$154,955,126
Shares of beneficial interest outstanding	33,443,147
Net asset value, offering and redemption price per share	$4.63
Class Y Shares:
Net Assets	$148,836,245
Shares of beneficial interest outstanding	32,212,765
Net asset value, offering and redemption price per share	$4.62
Net Assets consist of:
Aggregate paid in capital	$372,742,224
Net unrealized appreciation	13,217,521
Accumulated net investment loss	(29,597,356)
Accumulated net realized loss	(29,448,690)
$326,913,699

See Notes to Financial Statements

12

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (unaudited)

Income:
Dividends	$40,337
Interest	985,412
Foreign taxes withheld	(1,560)
Total income	1,024,189
Expenses:
Management fees	1,189,519
Distribution fees - Class A	31,894
Transfer agent fees - Class A	27,138
Transfer agent fees - Class I	63,067
Transfer agent fees - Class Y	88,967
Custodian fees	5,891
Professional fees	26,404
Registration fees - Class A	11,647
Registration fees - Class I	11,603
Registration fees - Class Y	6,737
Reports to shareholders	24,100
Insurance	7,485
Trustees’ fees and expenses	13,504
Other	3,186
Total expenses	1,511,142
Waiver of management fees	(404,995)
Net expenses	1,106,147
Net investment loss	(81,958)
Net realized gain (loss) on:
Investments sold	178
Swap contracts	(29,447,847)
Net realized loss	(29,447,669)
Net change in unrealized appreciation (depreciation) on:
Investments	5,055
Swap contracts	13,502,117
Net change in unrealized appreciation (depreciation)	13,507,172
Net Decrease in Net Assets Resulting from Operations	$(16,022,455)

See Notes to Financial Statements

13

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)
Operations:
Net investment loss	$(81,958)	$(1,123,390)
Net realized gain (loss)	(29,447,669)	32,818,410
Net change in unrealized appreciation (depreciation)	13,507,172	5,008,926
Net increase (decrease) in net assets resulting from operations	(16,022,455)	36,703,946
Dividends to shareholders from:
Net investment income
Class A Shares	—	(2,410,782)
Class I Shares	—	(12,539,296)
Class Y Shares	—	(11,855,207)
Total dividends	—	(26,805,285)
Share transactions:
Proceeds from sale of shares
Class A Shares	10,053,415	16,728,596
Class I Shares	42,481,778	57,528,471
Class Y Shares	39,749,586	61,994,025
	92,284,779	136,251,092
Reinvestment of dividends
Class A Shares	—	2,183,162
Class I Shares	—	12,258,628
Class Y Shares	—	11,310,777
	—	25,752,567
Cost of shares redeemed
Class A Shares	(12,504,634)	(21,573,418)
Class I Shares	(16,454,521)	(45,443,986)
Class Y Shares	(19,523,138)	(25,312,891)
	(48,482,293)	(92,330,295)
Net increase in net assets resulting from share transactions	43,802,486	69,673,364
Total increase in net assets	27,780,031	79,572,025
Net Assets:
Beginning of period	299,133,668	219,561,643
End of period #	$326,913,699	$299,133,668
# Including accumulated net investment loss	$(29,597,356)	$(29,515,398)

See Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six Months Ended June 30,		Year Ended December 31,
	2017		2016		2015		2014	2013		2012
	(unaudited)
Net asset value, beginning of period	$4.76		$4.55		$6.09		$7.59	$8.26		$8.16
Income from investment operations
Net investment loss	(0.01	)(b)	(0.03	)(b)	(0.05	)(b)	(0.13)		(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments		(0.22)	0.71		(1.49)		(1.37)		(0.60)	0.12
Payment from Adviser	—		—		—		—	—	(c)(d)	0.04	(e)
Total from investment operations		(0.23)	0.68		(1.54)		(1.50)		(0.65)	0.10
Less distributions
Net investment income	—		(0.47)		—		—		(0.02)	—
Net asset value, end of period	$4.53		$4.76		$4.55		$6.09	$7.59		$8.26
Total return (a)	(4.83	)%(f)	15.01%		(25.29)%		(19.76)%	(7.87	)%(d)	1.23	%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$23,122		$26,835		$28,678		$32,484	$69,026		$53,628
Ratio of gross expenses to average net assets	1.35	%(g)	1.31%		1.25%		1.28%		1.31%	1.39%
Ratio of net expenses to average net assets	0.95	%(g)	0.95%		0.95%		0.95%		0.95%	0.95%
Ratio of net expenses, excluding interest expense, to average net assets	0.95	%(g)	0.95%		0.95%		0.95%		0.95%	0.95%
Ratio of net investment loss to average net assets	(0.31	)%(g)	(0.70)%		(0.92)%		(0.89)%		(0.87)%	(0.86)%
Portfolio turnover rate	0	%(f)	0%		0%		0%		0%	0%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Amount represents less than $0.005 per share.
(d)	For the year ended December 31, 2013, 0.01% of the Class A total return, representing $0.001 per share for Class A, consisted of a payment by the Adviser. (See Note 3).
(e)	For the year ended December 31, 2012, 0.49% of the Class A total return, representing $0.04 per share for Class A, consisted of a payment by the Adviser. (See Note 3)
(f)	Not annualized.
(g)	Annualized.

See Notes to Financial Statements

15

CM COMMODITY INDEX FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended June 30,		Year Ended December 31,
	2017		2016		2015		2014	2013		2012
	(unaudited)
Net asset value, beginning of period	$4.86		$4.63		$6.16		$7.67	$8.32		$8.19
Income from investment operations:
Net investment loss	(0.00	)(b)(c)	(0.02	)(b)	(0.03	)(b)	(0.02)	—		(0.04)
Net realized and unrealized gain (loss) on investments		(0.23)	0.72		(1.50)		(1.49)		(0.63)	0.13
Payment from Adviser	—		—		—		—	—	(c)(d)	0.04	(e)
Total from investment operations		(0.23)	0.70		(1.53)		(1.51)		(0.63)	0.13
Less distributions
Net investment income	—		(0.47)		—		—		(0.02)	—
Net asset value, end of period	$4.63		$4.86		$4.63		$6.16	$7.67		$8.32
Total return (a)	(4.73	)%(f)	15.18%		(24.84)%		(19.69)%	(7.57	)%(d)	1.59	%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$154,955		$136,710		$107,459		$173,829	$130,176		$56,868
Ratio of gross expenses to average net assets	0.90	%(g)	0.91%		0.90%		0.85%		0.95%	1.01%
Ratio of net expenses to average net assets	0.65	%(g)	0.65%		0.65%		0.65%		0.65%	0.65%
Ratio of net expenses, excluding interest expense, to average net assets	0.65	%(g)	0.65%		0.65%		0.65%		0.65%	0.65%
Ratio of net investment loss to average net assets	(0.00	)%(g)	(0.39)%		(0.62)%		(0.60)%		(0.57)%	(0.56)%
Portfolio turnover rate	0	%(f)	0%		0%		0%		0%	0%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Amount represents less than $0.005 per share.
(d)	For the year ended December 31, 2013, 0.01% of the Class I total return, representing $0.001 per share for Class I, consisted of a payment by the Adviser. (See Note 3)
(e)	For the year ended December 31, 2012, 0.49% of the Class I total return, representing $0.04 per share for Class I, consisted of a payment by the Adviser. (See Note 3).
(f)	Not annualized.
(g)	Annualized.

See Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six Months Ended June 30,		Year Ended December 31,
	2017		2016		2015		2014	2013		2012
	(unaudited)
Net asset value, beginning of period	$4.85		$4.62		$6.15		$7.66	$8.31		$8.18
Income from investment operations:
Net investment loss	(0.00	)(b)(c)	(0.02	)(b)	(0.04	)(b)	(0.06)		(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments		(0.23)	0.72		(1.49)		(1.45)		(0.60)	0.12
Payment from Adviser	—		—		—		—	—	(c)(d)	0.04	(e)
Total from investment operations		(0.23)	0.70		(1.53)		(1.51)		(0.63)	0.13
Less distributions
Net investment income	—		(0.47)		—		—		(0.02)	—
Net asset value, end of period	$4.62		$4.85		$4.62		$6.15	$7.66		$8.31
Total return (a)	(4.74	)%(f)	15.24%		(24.88)%		(19.71)%	(7.58	)%(d)	1.59	%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$148,836		$135,589		$83,425		$46,129	$56,248		$29,760
Ratio of gross expenses to average net assets	0.94	%(g)	0.99%		1.00%		1.00%		1.07%	1.30%
Ratio of net expenses to average net assets	0.70	%(g)	0.70%		0.70%		0.70%		0.70%	0.70%
Ratio of net expenses, excluding interest expense, to average net assets	0.70	%(g)	0.70%		0.70%		0.70%		0.70%	0.70%
Ratio of net investment loss to average net assets	(0.06	)%(g)	(0.43)%		(0.67)%		(0.65)%		(0.62)%	(0.60)%
Portfolio turnover rate	0	%(f)	0%		0%		0%		0%	0%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Amount represents less than $0.005 per share.
(d)	For the year ended December 31, 2013, 0.01% of Class Y total return, representing $0.001 per share, consisted of a payment by the Adviser (See Note 3).
(e)	For the year ended December 31, 2012, 0.49% of Class Y total return, representing $0.04 per share, consisted of a payment by the Adviser (See Note 3).
(f)	Not annualized.
(g)	Annualized.

See Notes to Financial Statements

17

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The CM Commodity Index Fund (the “Fund”) is a diversified series of the Trust and seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index. The Fund may effect certain investments through the Commodities Series Fund I Subsidiary (the “Subsidiary”), a wholly-owned subsidiary. The Fund offers three classes of shares: Class A, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge. The Van Eck Absolute Return Advisers Corporation (the “Adviser”) is the investment adviser to the Fund and its Subsidiary.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their closing
18

net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset is not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

19

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Consolidated Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Consolidated Schedule of Investments.

B.	Basis for Consolidation—The Commodities Series Fund I Subsidiary, a Cayman Islands exempted company, was incorporated on June 26, 2009. Consolidated financial statements of the Fund, present the financial position and results of operations for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2017, the Fund held $76,266,429 in its Subsidiary, representing 22% of the Fund’s net assets.

C.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The wholly owned subsidiary of the Fund is classified as a controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year nor carried forward to offset taxable income in future years.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an
20

instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Consolidated Schedule of Investments.

At June 30, 2017, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Asset
Derivatives
Commodities
Futures Risk
Swap contracts[1]	$13,201,884

[1]	Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments, during the period ended June 30, 2017, were as follows:

Commodities
Futures Risk
Realized gain (loss):
Swap contracts[1]	$(29,447,847)
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	13,502,117

[1]	Statement of Operations location: Net realized gain (loss) on swap contracts
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts
21

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Total Return Swaps—The Fund may enter into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap position held by the Fund at June 30, 2017 is reflected in the Fund’s Consolidated Schedule of Investments. The average monthly notional amount was $320,844,000 during the period ended June 30, 2017.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Fund to set off any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments.

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities, subject to master netting agreement or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2017. Refer to the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities for collateral received or pledged as of June 30, 2017.

Net Amounts
		Gross	of Assets
		Amounts	Presented	Financial
	Gross	Offset in the	in the	Instruments
	Amounts of	Statement of	Statements of	and Cash
	Recognized	Assets and	Assets and	Collateral	Net
	Assets	Liabilities	Liabilities	Received	Amount
Total return swap contracts	$13,201,884	$ —	$13,201,884	$ —	$13,201,884
22

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has agreed, until at least May 1, 2018, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding expense limitations listed in the table below.

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2017, are as follows:

		Waiver of
	Expense	Management
	Limitation	Fees
Class A	0.95%	$ 51,524
Class I	0.65	186,876
Class Y	0.70	166,595

The Adviser reimbursed the Fund through January 14, 2013 for certain swap trading costs as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
CM Commodity Index Fund	$24,470	$519,638
23

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

The total return impact of the reimbursement to the Fund and per share amounts are reflected in the Financial Highlights.

For the period ended June 30, 2017, Van Eck Securities Corporation (the “Distributor”), and affiliate of the Adviser, received a total of $8,891 in sales loads relating to the sale of shares of the Fund, of which $7,671 was reallowed to broker/dealers and the remaining $1,220 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—During the period ended June 30, 2017, the Fund had no purchases and sales of investments, other than U.S. government securities and short-term obligations.

Note 5—Income Taxes—For Federal income tax purposes, the identified cost of investments owned at June 30, 2017 was $307,607,605 and net unrealized appreciation aggregated to $6,034,714 of which $6,034,714 related to appreciated securities and $0 related to depreciated securities.

The tax character of dividends and distributions paid to shareholders was as follows:

Year Ended
December 31,
2016
Ordinary income	$26,805,285

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2016, the Fund had capital loss carryforwards of available to offset future capital gains as follows:

Post-Effective
No Expiration
Short-Term
Capital Losses
$1,021

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s consolidated financial statements.

24

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Consolidated Statement of Operations. During the period ended June 30, 2017, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivative instruments can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities.

Swap agreements entered into by the Fund may be considered less liquid than other securities and may be with a limited number of issuers which could result in greater counterparty risk. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

A more complete description of risks is included in the Fund’s prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares.

25

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):

	Six Months Ended	Year Ended
	June 30, 2017	December 31, 2016
	(unaudited)
Class A
Shares sold	2,183,691	3,400,293
Shares reinvested	—	463,516
Shares redeemed	(2,719,927)	(4,525,490)
Net decrease	(536,236)	(661,681)
Class I
Shares sold	8,776,607	11,767,771
Shares reinvested	—	2,548,571
Shares redeemed	(3,470,615)	(9,410,998)
Net increase	5,305,992	4,905,344
Class Y
Shares sold	8,337,655	12,862,494
Shares reinvested	—	2,361,331
Shares redeemed	(4,104,315)	(5,312,430)
Net increase	4,233,340	9,911,395

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Trust (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings.

During the period ended June 30, 2017, the Fund had no borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

26

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Consolidated Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Consolidated Statement of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements and Regulatory Requirements—In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures. Any required changes will be implemented for interim and annual periods after August 1, 2017.

Note 12—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

27

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited)

CM COMMODITY INDEX FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 23, 2017, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Absolute Return Advisers Corporation (“VEARA”) (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 6, 2017 and June 22 and 23, 2017 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio
28

management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2017 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2016 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the
29

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the
30

amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder, including, with respect to the Fund, the undertaking by Van Eck Associates Corporation (“VEAC”) to guarantee the performance of VEARA’s obligations under the Advisory Agreement; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and

31

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, hedge funds, separate accounts and UCITSs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2017, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2016.

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Fund had underperformed the UBS Index over the one-, three-and five-year periods. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2018 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

32

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

33

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.544.4653	CMCISAR

SEMI-ANNUAL REPORT June 30, 2017 (unaudited)

VanEck Funds

Emerging Markets Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the personal opinions of the investment team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment team members are as of June 30, 2017.

EMERGING MARKETS FUND

June 30, 2017 (unaudited)

Dear Shareholder:

The Emerging Markets Fund (the “Fund”) returned 25.39% (Class A shares, excluding sales charge) during the six month period ended June 30, 2017, and outperformed its benchmark, the MSCI Emerging Markets IMI Index (MSCI EM IMI),1 which gained 18.27% and the MSCI Emerging Markets Index, which was up 18.60%,2 over the same period.

In the first six months of 2017, the winners and losers—both by country and sector—last year were turned on their heads. In particular many large, cyclical, often commodity-based companies, having experienced a banner year in 2016, performed poorly again in 2017—as they had done for a number of years prior. Maintaining a disciplined focus on structural growth, largely eschewing cyclicality served us well in the first six months of 2017. We are pleased to see that stock selection has been the dominant driver of performance, contributing most to short-term and long-term relative outperformance.

Fund Review

In 2017, we witnessed the comeback of growth stocks. Growth outperformed value by approximately 9% and helped the Fund’s relative performance. Small caps, on the other hand, continued to disappoint this year extending their underperformance “spell” compared to large caps to almost 18 months. On a sector level, exposures to the consumer discretionary and financials sectors helped the Fund’s relative performance, while an overweight position in the healthcare sector detracted the most from performance. On a country level, China was the main contributor to the Fund’s performance. It was followed by Brazil and Russia. The largest detractors from relative performance were Taiwan and South Korea.

Our top performing stocks were dominated by three companies from China (including Hong Kong). The two others came from South Korea and India. Our top holding, Samsung Electronics Co., Ltd. (6.0% of Fund net assets†), based in South Korea, manufactures a wide range of consumer electronics, information technology, and mobile communication products. Its semiconductor business manufactures a wide range of memory chips. Supply in that industry is becoming more concentrated, while the uses are becoming more broad-based, significantly reducing cyclicality. The company benefited from significant earnings upgrades, with expectations for 2017 earnings increasing by over 25% over the first six months of the year.

EMERGING MARKETS FUND

(unaudited) (continued)

Two of the Chinese investments are involved in the Internet sector. Tencent Holdings Ltd. and Alibaba Group Holding Ltd. (5.4% and 5.2% of Fund net assets, respectively†) both reported strong operations, maintained very visible growth (despite their scale), and continued to offer exciting earnings growth prospects as their quasi-monopolistic positions broadened and deepened. TAL Education Group (1.5% of Fund net assets†), continues to leverage and monetize successfully its K-12 tutorial offering.

Yes Bank Ltd. (sold by Fund by period end), a private sector bank in India, benefited not only from both improving loan growth and widening lending spreads, but also as a result of a more realistic appraisal of the effects of the “demonetization” that took place in November 2016. Following a successful fund raising and multiple expansions, we exited our position because the company’s valuation had become too rich for our disciplined growth at a reasonable price (GARP) approach.

Five detractors from performance during the six month period were from around the globe. Russia’s dominant bank, Sberbank of Russia OJSC (1.7% of Fund net assets†), suffered from a correction in the Russian market driven potentially by a drop in crude oil prices.

South African Rhodes Food Group Pty Ltd. (0.6% of Fund net assets†) is a producer of fresh, frozen, and long life convenience meal solutions. The company has more rand-related costs than revenues, and despite potential issues, the rand actually strengthened over the first six months of the year. Brazilian car rental company Movida Participações SA (0.9% of Fund net assets†) was victim of the continuing economic and political uncertainty in the country, but we believe the company is significantly undervalued and have patiently accumulated our investment.

The Fund finally sold its remaining position in Magnit PJSC (sold by Fund by period end), a modern retailer in Russia. The Russian consumer is spending conservatively, and we expect Magnit’s revenue and margins to be under pressure for some time.

The performance of Syngene International Ltd. (0.6% of Fund net assets†), a small but fast growing pharmaceutical company in India, suffered from a fire at its facility in December.

We have now had formal indication that China A-shares will be included in the Fund’s benchmark index, albeit with a small weighting. Although currently the weighting is modest, it should be easier for stocks to be added incrementally to increase the weighting of A-shares in the index. We believe this vindicates the Fund’s decision to be a relative early investor in China A-Shares.

Strategy and Outlook

There are always concerns about emerging markets. One of the reasons that emerging markets have outperformed in the first half of 2017 is that most of these concerns have dissipated—at least temporarily allowing the underlying fundamentals to shine through.

Globally, concerns remain about the U.S. dollar rates and protectionism. As long as the U.S. dollar remains at its current levels, or weakens, that is satisfactory. A rapid acceleration of the dollar would be a significant headwind for emerging markets. We remain quite cautious about the ability, or desire, of central banks to normalize and increase rates. However, even if they do so at the short end, typically, unless they make a mistake (i.e., they do too much) then the result is usually good for emerging markets: it indicates better growth. Vis-à-vis protectionism, it appears to be further off the agenda right now.

Looking at the asset class as a whole, the macroeconomic vulnerability of emerging markets is currently at very low levels compared to what it has been in the past, and certainly compared to even just the “taper tantrum”3 in 2013. Nearly every country is in better shape, whether in terms of current account deficits, fiscal deficits, and short-term debt versus total external debt, or PMIs (private mortgage insurance).

On the microeconomic or corporate level, we have over the last year seen better earnings results. For 12 consecutive months emerging markets corporate earnings have been upgraded. We have seen this happen a handful of times in the last 20 years or so. Each time it has been positive for the market. However these upgrades have not related just to commodities, they have been broad based.

In addition, and importantly, operating cash flow is strong and increasing, and capex is declining, which is leading to not only increasing but also historically high free cash flow. Since there is low leverage in emerging markets, this ought to result in more cash being available for companies to pay out to shareholders either by way of dividends or though share buybacks.

Looking at individual countries, while China may have had a good first quarter in macro terms, our expectations for the rest of the year are that the economy will be slightly weaker. But we do not believe there is anything to worry about. There has been some prudential tightening in an attempt to try to clean up some of the balance sheet issues that exist. But these affect only certain aspects of the Chinese economy.

EMERGING MARKETS FUND

(unaudited) (continued)

In India, while reforms may be progressing, the concern is that there is still a reasonably large bad debt issue in the banking sector which is not evenly recognized among the banks. We believe there has to be some recapitalization among banks, and probably some mergers and acquisitions, but everything needs to be done on a level basis. The central bank in India is enforcing normalization of bad debt recognition and some issues may arise in this respect. However, once banks have been recapitalized, then both a credit and capex cycle can be started. Each has been noticeably absent.

Mexico bounced back very strongly in the first quarter following concerns in the last quarter of 2016. We believe the economy is, effectively, normalizing. Although there are challenges going forward, the economy seems to be on a reasonably firm footing.

In Brazil, as the economics continue to be challenging and the tentacles of corruption spread further, the prospects for reform appear to recede. However, what the Fund owns in Brazil is not too economically sensitive, and the investment thesis is principally idiosyncratic.

South African confidence remains depressed because of political uncertainty and an administration that appears to not be business friendly. However, we believe that corporate management in the country continues to be among the best in the emerging markets and we can still find companies that, while based in South Africa, derive a significant portion of their revenues and/or earnings overseas, thereby providing something of a hedge for rand weakness.

The Fund is subject to the risks associated with its investments in emerging markets securities, which tend to be more volatile and less liquid than securities traded in developed countries. The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation. The Fund is subject to risks associated with investments in derivatives, illiquid securities, and small- or mid-cap companies. The Fund is also subject to inflation risk, market risk, non-diversification risk, and leverage risk. Please see the prospectus and summary prospectus for information on these and other risk considerations.

Access investment and market insights from VanEck’s investment professionals by subscribing to our commentaries. To subscribe to the emerging markets equity updates, please contact us at 800.826.2333 or visit vaneck.com/subscription/ to register.

We appreciate your participation in the Emerging Markets Fund, and we look forward to helping you meet your investment goals in the future.

David A. Semple Portfolio Manager July 19, 2017	Angus Shillington Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

†	All Fund assets referenced are Total Net Assets as of June 30, 2017.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	On April 1, 2017, the MSCI Emerging Markets Investable Markets Index (MSCI EM IMI) replaced the MSCI Emerging Markets Index (MSCI EM) as the Fund’s broad-based benchmark index. The Fund changed indexes as it believes the MSCI EM IMI is more representative of the emerging markets all capitalization universe.

MSCI Emerging Markets Investable Markets Index (MSCI EM IMI) is an all-market capitalization index that is designed to measure equity market performance of 24 emerging markets countries. Emerging markets countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

[2]	MSCI Emerging Markets Index (MSCI EM) is a free float-adjusted large- and mid-capitalization index that is designed to measure equity market performance of 24 emerging markets countries.

[3]	Taper tantrum is the term used to refer to the 2013 surge in U.S. Treasury yields, which resulted from the Federal Reserve’s use of tapering to gradually reduce the amount of money it was feeding into the economy. The taper tantrum ensued when investors panicked in reaction to news of this tapering and drew their money rapidly out of the bond market, which drastically increased bond yields.

EMERGING MARKETS FUND

TOP TEN EQUITY HOLDINGS*

June 30, 2017 (unaudited)

Samsung Electronics Co. Ltd.	6.0%
Tencent Holdings Ltd.	5.4%
Alibaba Group Holding Ltd.	5.2%
Naspers Ltd.	3.0%
JD.com, Inc.	2.4%
HDFC Bank Ltd.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Bank Rakyat Indonesia Tbk PT	2.1%
Ping An Insurance Group Co. of China Ltd.	2.0%
CP All PCL	1.9%

*Percentage of net assets. Portfolio is subject to change.

EMERGING MARKETS FUND

PERFORMANCE COMPARISON

June 30, 2017 (unaudited)

	Class A-GBFAX	Class A-GBFAX
Average Annual	After Maximum	Before
Total Return†	Sales Charge	Sales Charge	MSCI EM IMI	MSCI EM
Six Months	18.20%	25.39%	18.27%	18.60%
One Year	16.66%	23.74%	23.23%	24.17%
Five Year	6.26%	7.52%	4.45%	4.33%
Ten Year	0.56%	1.15%	2.35%	2.25%

	Class C-EMRCX	Class C-EMRCX
Average Annual	After Maximum	Before
Total Return†	Sales Charge	Sales Charge	MSCI EM IMI	MSCI EM
Six Months	23.87%	24.87%	18.27%	18.60%
One Year	21.73%	22.73%	23.23%	24.17%
Five Year	6.60%	6.60%	4.45%	4.33%
Ten Year	0.37%	0.37%	2.35%	2.25%

	Class I-EMRIX	Class I-EMRIX
Average Annual	After Maximum	Before
Total Return†	Sales Charge	Sales Charge	MSCI EM IMI	MSCI EM
Six Months	n/a	25.69%	18.27%	18.60%
One Year	n/a	24.41%	23.23%	24.17%
Five Year	n/a	8.04%	4.45%	4.33%
Life*	n/a	0.95%	0.71%	0.53%
*	since 12/31/07

	Class Y-EMRYX	Class Y-EMRYX
Average Annual	After Maximum	Before
Total Return†	Sales Charge	Sales Charge	MSCI EM IMI	MSCI EM
Six Months	n/a	25.66%	18.27%	18.60%
One Year	n/a	24.33%	23.23%	24.17%
Five Year	n/a	7.84%	4.45%	4.33%
Life**	n/a	5.03%	2.70%	2.70%
**	since 4/30/10
†	Returns less than one year are not annualized

The performance quoted represents past performance. Past performance is not a guarantee of future results; current performance may be lower or higher than the performance data quoted.

EMERGING MARKETS FUND

PERFORMANCE COMPARISON

June 30, 2017 (unaudited)

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted. Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). Index returns assume that dividends of the Index constituents in the Index have been reinvested. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

On April 1, 2017, the MSCI Emerging Markets Investable Markets Index (MSCI EM IMI) replaced the MSCI Emerging Markets Index (MSCI EM) as the Fund’s broad-based benchmark index. The Fund changed indexes as it believes the MSCI EM IMI is more representative of the emerging markets all capitalization universe.

MSCI Emerging Markets Investable Markets Index (MSCI EM IMI) is an all market capitalization index that is designed to measure equity market performance of 24 emerging markets countries.

MSCI Emerging Markets Index (MSCI EM) is a free float-adjusted market capitalization index that is designed to measure equity market performance of 24 emerging markets countries.

EMERGING MARKETS FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2017 to June 30, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EMERGING MARKETS FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2017 - June 30, 2017
Emerging Markets Fund
Class A
Actual	$1,000.00	$1,253.90	1.48%	$8.27
Hypothetical**	$1,000.00	$1,017.46	1.48%	$7.40
Class C
Actual	$1,000.00	$1,248.70	2.32%	$12.94
Hypothetical**	$1,000.00	$1,013.29	2.32%	$11.58
Class I
Actual	$1,000.00	$1,256.90	1.00%	$5.60
Hypothetical**	$1,000.00	$1,019.84	1.00%	$5.01
Class Y
Actual	$1,000.00	$1,256.60	1.10%	$6.15
Hypothetical**	$1,000.00	$1,019.34	1.10%	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2017), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number of Shares		Value

COMMON STOCKS: 85.9%
Argentina: 1.1%
887,600	Grupo Supervielle SA (ADR)	$16,047,808
Brazil: 4.4%
851,000	BB Seguridade Participacoes SA	7,359,458
964,700	CVC Brasil Operadora e Agencia de Viagens SA	9,431,807
1,714,000	Fleury SA	13,865,556
4,576,000	Movida Participacoes SA *	13,812,672
356,600	Ouro Fino Saude Animal Participacoes SA	3,385,273
878,000	Smiles SA	16,002,185
		63,856,951
China / Hong Kong: 31.2%
2,613,000	AIA Group Ltd. #	19,117,647
545,600	Alibaba Group Holding Ltd. (ADR) *	76,875,040
12,720,000	Beijing Capital International Airport Co. Ltd. #	17,915,592
30,351,000	Beijing Enterprises Water Group Ltd. #	23,553,366
3,982,772	Beijing Originwater Technology Co. Ltd.	10,956,368
8,365,994	China Animal Healthcare Ltd. *#§	0
290,000	China Lodging Group Ltd. (ADR) *	23,397,200
12,000,000	China Maple Leaf Educational Systems Ltd. #	9,803,223
11,291,000	China Medical System Holdings Ltd. #	19,522,862
Number of Shares		Value

China / Hong Kong: (continued)
5,037,000	China Resources Phoenix Healthcare Holdings Co. Ltd. #	$6,205,180
9,600,000	Fu Shou Yuan International Group Ltd. #	5,791,067
3,109,000	Galaxy Entertainment Group Ltd. #	18,869,463
910,000	JD.com, Inc. (ADR) *	35,690,200
166,757	Kweichow Moutai Co. Ltd. #	11,610,595
15,923,200	Man Wah Holdings Ltd. #	14,293,749
4,399,000	Ping An Insurance Group Co. of China Ltd. #	28,977,951
2,034,000	Shenzhou International Group Holdings Ltd. #	13,374,306
2,414,000	Sinopharm Group Co. Ltd. #	10,906,232
176,300	TAL Education Group (ADR)	21,563,253
2,068,000	Techtronic Industries Co. #	9,502,449
2,210,500	Tencent Holdings Ltd. #	79,301,545
		457,227,288
Egypt: 0.6%
2,105,250	Commercial International Bank Egypt SAE	9,285,407
India: 6.7%
11,592,000	Ashok Leyland Ltd. #	16,827,250
1,051,000	Cholamandalam Investment and Finance Co. Ltd. #	18,208,059

See Notes to Financial Statements

11

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

India: (continued)
184,000	HDFC Bank Ltd (ADR)	$16,002,480
712,000	HDFC Bank Ltd. #	18,339,886
1,585,200	Phoenix Mills Ltd. #	11,198,585
532,990	Strides Shasun Ltd. #	8,223,663
1,179,321	Syngene International Ltd. * # Reg S 144A	8,569,450
		97,369,373
Indonesia: 2.5%
26,605,000	Bank Rakyat Indonesia Tbk PT #	30,357,213
15,644,100	Link Net Tbk PT	6,074,524
		36,431,737
Kenya: 1.5%
99,320,000	Safaricom Ltd.	21,549,662

Malaysia: 0.7%
5,446,000	Malaysia Airports Holdings Bhd	10,859,902

Mexico: 3.4%
1,228,000	Banregio Grupo Financiero SAB de CV	7,781,252
184,000	Fomento Economico Mexicano SAB de CV (ADR)	18,094,560
4,382,900	Qualitas Controladora SAB de CV *	7,305,336
5,871,000	Unifin Financiera SAPI de CV SOFOM ENR	16,122,909
		49,304,057
Peru: 1.1%
89,000	Credicorp Ltd. (USD)	15,965,710
Number of Shares		Value

Philippines: 2.9%
21,500,000	Ayala Land, Inc. #	$16,938,342
5,606,740	International Container Terminal Services, Inc. #	10,860,354
8,495,000	Robinsons Retail Holdings, Inc. #	14,631,890
		42,430,586
Poland: 0.5%
91,242	KRUK SA #	7,581,773

Russia: 2.5%
2,410,000	Sberbank of Russia (ADR)	25,039,900
460,000	Yandex NV (USD) *	12,070,400
		37,110,300
South Africa: 5.1%
4,886,678	Advtech Ltd.	6,667,472
279,000	Aspen Pharmacare Holdings Ltd. #	6,121,901
223,877	Naspers Ltd. #	44,088,705
5,005,000	Rhodes Food Group Pty Ltd. #	8,714,509
8,596,546	Transaction Capital Ltd.	9,692,265
		75,284,852
South Korea: 1.8%
14,079	NAVER Corp. #	10,320,341
36,000	Samsung Biologics Co Ltd * # Reg S 144A	9,183,215
115,100	Soulbrain Co. Ltd. #	7,486,055
		26,989,611
Spain: 1.8%
1,151,367	CIE Automotive SA #	26,469,991

See Notes to Financial Statements

12

Number of Shares		Value

Switzerland: 1.6%
165,400	Luxoft Holding, Inc. (USD) *	$10,064,590
424,000	Wizz Air Holdings Plc (GBP) * # Reg S 144A	13,370,593
		23,435,183
Taiwan: 6.6%
630,000	Airtac International Group #	7,445,981
4,163,000	Basso Industry Corp. #	11,633,547
2,963,000	Chroma ATE, Inc. #	9,545,143
129,000	Largan Precision Co. Ltd. #	20,538,679
1,226,864	Poya Co. Ltd. #	15,573,960
4,645,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	31,735,631
		96,472,941
Thailand: 3.2%
4,175,000	CP ALL PCL (NVDR) #	7,707,454
14,758,000	CP ALL PCL #	27,244,878
8,331,200	Srisawad Power 1979 PCL (NVDR) #	12,311,722
		47,264,054
Turkey: 3.1%
1,214,630	AvivaSA Emeklilik ve Hayat AS	7,049,338
1,791,000	Tofas Turk Otomobil Fabrikasi AS #	14,710,274
45,683,640	Turkiye Sinai Kalkinma Bankasi AS #	18,437,678
736,846	Ulker Biskuvi Sanayi AS #	4,649,271
		44,846,561
Number of Shares		Value

United Arab Emirates: 0.5%
255,000	NMC Health Plc (GBP) #	$7,266,278
United Kingdom: 1.6%
527,197	Bank of Georgia Holdings Plc #	23,983,572
812,346	Hirco Plc * # §	0
		23,983,572
United States: 1.5%
5,105,700	Samsonite International SA (HKD) #	21,330,571
Total Common Stocks (Cost: $1,003,853,875)		1,258,364,168
PREFERRED STOCKS: 7.7%
Brazil: 0.7%
867,260	Itau Unibanco Holding SA	9,620,515
Colombia: 1.0%
1,366,000	Banco Davivienda SA	15,096,671
South Korea: 6.0%
53,598	Samsung Electronics Co. Ltd. #	87,391,422
Total Preferred Stocks (Cost: $83,078,761)		112,108,608
REAL ESTATE INVESTMENT TRUSTS: 1.4%
Mexico: 1.4%
6,567,000	Concentradora Hipotecaria SAPI de CV	8,210,220
6,939,700	TF Administradora Industrial, S de RL de CV	12,775,281
Total Real Estate Investment Trusts (Cost: $21,164,581)		20,985,501

See Notes to Financial Statements

13

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

MONEY MARKET FUND: 5.1% (Cost: $74,720,439)
74,720,439	AIM Treasury Portfolio — Institutional Class	$74,720,439
Number of Shares	Value

Total Investments: 100.1% (Cost: $1,182,817,656)	$1,466,178,716
Liabilities in excess of other assets: (0.1)%	(1,069,591)
NET ASSETS: 100.0%	$1,465,109,125

ADR	American Depositary Receipt
GBP	British Pound
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $897,743,063 which represents 61.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $31,123,258, or 2.1% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	21.7%	$318,193,422
Consumer Staples	6.3	92,653,157
Financials	23.2	339,684,550
Health Care	6.4	93,249,610
Industrials	7.0	102,048,712
Information Technology	23.0	337,842,791
Materials	0.5	7,486,055
Money Market Fund	5.1	74,720,439
Real Estate	3.3	49,122,428
Telecommunication Services	1.9	27,624,186
Utilities	1.6	23,553,366
	100.0%	$1,466,178,716

See Notes to Financial Statements

14

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$16,047,808	$—	$—	$16,047,808
Brazil	63,856,951	—	—	63,856,951
China / Hong Kong	168,482,061	288,745,227	0	457,227,288
Egypt	9,285,407	—	—	9,285,407
India	16,002,480	81,366,893	—	97,369,373
Indonesia	6,074,524	30,357,213	—	36,431,737
Kenya	21,549,662	—	—	21,549,662
Malaysia	10,859,902	—	—	10,859,902
Mexico	49,304,057	—	—	49,304,057
Peru	15,965,710	—	—	15,965,710
Philippines	—	42,430,586	—	42,430,586
Poland	—	7,581,773	—	7,581,773
Russia	37,110,300	—	—	37,110,300
South Africa	16,359,737	58,925,115	—	75,284,852
South Korea	—	26,989,611	—	26,989,611
Spain	—	26,469,991	—	26,469,991
Switzerland	10,064,590	13,370,593	—	23,435,183
Taiwan	—	96,472,941	—	96,472,941
Thailand	—	47,264,054	—	47,264,054
Turkey	7,049,338	37,797,223	—	44,846,561
United Arab Emirates	—	7,266,278	—	7,266,278
United Kingdom	—	23,983,572	0	23,983,572
United States	—	21,330,571	—	21,330,571
Preferred Stocks
Brazil	9,620,515	—	—	9,620,515
Colombia	15,096,671	—	—	15,096,671
South Korea	—	87,391,422	—	87,391,422
Real Estate Investment Trusts
Mexico	20,985,501	—	—	20,985,501
Money Market Fund	74,720,439	—	—	74,720,439
Total	$568,435,653	$897,743,063	$0	$1,466,178,716

During the period ended June 30, 2017, transfers of securities from Level 1 to Level 2 were $30,890,218 and transfers from Level 2 to Level 1 were $50,434,714. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

15

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2017:

		Common Stocks
	China / Hong Kong		United Kingdom
Balance as of December 31, 2016	$561,005		$0
Realized gain (loss)	—		—
Net change in unrealized appreciation (depreciation)	(561,005)		—
Purchases	—		—
Sales	—		—
Transfers in and/or out of Level 3	—		—
Balance as of June 30, 2017	$0		$0

See Notes to Financial Statements

16

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (unaudited)

Assets:
Investments, at value (Cost $1,182,817,656)	$1,466,178,716
Cash denominated in foreign currency, at value (Cost $8,167,496)	8,164,342
Receivables:
Investments sold	19,822,247
Shares of beneficial interest sold	9,477,314
Dividends and interest	2,888,976
Prepaid expenses	54,681
Total assets	1,506,586,276
Liabilities:
Payables:
Investments purchased	37,204,880
Shares of beneficial interest redeemed	1,160,118
Due to Adviser	794,533
Due to Distributor	54,553
Deferred Trustee fees	432,629
Accrued expenses	1,830,438
Total liabilities	41,477,151
NET ASSETS	$1,465,109,125
Class A Shares:
Net Assets	$150,671,527
Shares of beneficial interest outstanding	9,744,126
Net asset value and redemption price per share	$15.46
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$16.40
Class C Shares:
Net Assets	$27,920,975
Shares of beneficial interest outstanding	2,006,713
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$13.91
Class I Shares:
Net Assets	$601,073,191
Shares of beneficial interest outstanding	36,787,207
Net asset value, offering and redemption price per share	$16.34
Class Y Shares:
Net Assets	$685,443,432
Shares of beneficial interest outstanding	43,605,237
Net asset value, offering and redemption price per share	$15.72
Net Assets consist of:
Aggregate paid in capital	$1,290,072,660
Net unrealized appreciation	281,430,052
Undistributed net investment income	8,806,307
Accumulated net realized loss	(115,199,894)
$1,465,109,125

See Notes to Financial Statements

17

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (unaudited)

Income:
Dividends - (net of foreign taxes withheld of $1,274,939)		$12,184,411
Expenses:
Management fees	$4,720,664
Administration fees	1,573,555
Distribution fees - Class A	174,148
Distribution fees - Class C	124,086
Transfer agent fees - Class A	97,176
Transfer agent fees - Class C	20,870
Transfer agent fees - Class I	162,535
Transfer agent fees - Class Y	206,170
Custodian fees	263,437
Professional fees	67,164
Registration fees - Class A	10,808
Registration fees - Class C	10,127
Registration fees - Class I	10,573
Registration fees - Class Y	15,841
Reports to shareholders	37,317
Insurance	27,714
Trustees’ fees and expenses	51,327
Interest	2,232
Other	27,639
Total expenses	7,603,383
Waiver of management fees	(528,022)
Net expenses		7,075,361
Net investment income		5,109,050
Net realized gain (loss) on:
Investments (net of foreign taxes of $1,788,790)		25,525,210
Foreign currency transactions and foreign denominated assets and liabilities		(78,515)
Net realized gain		25,446,695
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign taxes of $1,923,114)		252,750,584
Foreign currency transactions and foreign denominated assets and liabilities		(751)
Net change in unrealized appreciation		252,749,833
Net Increase in Net Assets Resulting from Operations		$283,305,578

See Notes to Financial Statements

18

EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)
Operations:
Net investment income	$5,109,050	$5,914,606
Net realized gain (loss)	25,446,695	(98,242,441)
Net change in unrealized appreciation	252,749,833	95,612,821
Net increase in net assets resulting from operations	283,305,578	3,284,986
Dividends to shareholders from:
Net investment income
Class A Shares	—	(150,976)
Class C Shares	—	(32,326)
Class I Shares	—	(616,953)
Class Y Shares	—	(596,192)
Total dividends	—	(1,396,447)
Share transactions:
Proceeds from sale of shares
Class A Shares	38,275,939	60,892,523
Class C Shares	5,039,873	4,434,103
Class I Shares	103,887,785	365,785,605
Class Y Shares	184,712,624	352,869,190
	331,916,221	783,981,421
Reinvestment of dividends
Class A Shares	—	116,825
Class C Shares	—	21,516
Class I Shares	—	566,107
Class Y Shares	—	444,057
	—	1,148,505
Cost of shares redeemed
Class A Shares	(34,964,604)	(85,822,270)
Class C Shares	(4,809,712)	(9,242,622)
Class I Shares	(113,178,593)	(156,025,437)
Class Y Shares	(87,040,839)	(149,212,460)
	(239,993,748)	(400,302,789)
Net increase in net assets resulting from share transactions	91,922,473	384,827,137
Total increase in net assets	375,228,051	386,715,676
Net Assets:
Beginning of period	1,089,881,074	703,165,398
End of period #	$1,465,109,125	$1,089,881,074
# Including undistributed net investment income	$8,806,307	$3,697,257

See Notes to Financial Statements

19

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$12.33		$12.40	$14.24	$14.34	$12.94	$9.92
Income from investment operations:
Net investment income	0.03		0.04	0.02	0.03	0.01	0.01
Net realized and unrealized gain (loss) on investments	3.10		(0.09)	(1.86)	(0.13)	1.45	3.01
Total from investment operations	3.13		(0.05)	(1.84)	(0.10)	1.46	3.02
Less distributions from:
Net investment income	—		(0.02)	— (b)	—	(0.06)	—
Net asset value, end of period	$15.46		$12.33	$12.40	$14.24	$14.34	$12.94
Total return (a)	25.39	%(c)	(0.43)%	(12.91)%	(0.70)%	11.31%	30.44%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$150,672		$116,083	$141,901	$108,775	$133,438	$90,833
Ratio of gross expenses to average net assets	1.48	%(d)	1.53%	1.46%	1.54%	1.63%	1.67%
Ratio of net expenses to average net assets	1.48	%(d)	1.53%	1.46%	1.54%	1.63%	1.67%
Ratio of net expenses, excluding interest expense, to average net assets	1.48	%(d)	1.53%	1.46%	1.54%	1.63%	1.67%
Ratio of net investment income (loss) to average net assets	0.45	%(d)	0.25%	0.20%	0.27%	0.13%	(0.04)%
Portfolio turnover rate	27	%(c)	51%	38%	75%	81%	92%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Amount represents less than $0.005 per share
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$11.14		$11.30	$13.08	$13.29	$12.11	$9.36
Income from investment operations:
Net investment loss		(0.02)	(0.06)	(0.07)	(0.08)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	2.79		(0.08)	(1.71)	(0.13)	1.33	2.84
Total from investment operations	2.77		(0.14)	(1.78)	(0.21)	1.24	2.75
Less distributions from:
Net investment income	—		(0.02)	— (b)	—	(0.06)	—
Net asset value, end of period	$13.91		$11.14	$11.30	$13.08	$13.29	$12.11
Total return (a)	24.87	%(c)	(1.27)%	(13.60)%	(1.58)%	10.27%	29.38%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$27,921		$22,238	$27,438	$27,199	$25,259	$20,127
Ratio of gross expenses to average net assets	2.32	%(d)	2.32%	2.26%	2.46%	2.63%	2.61%
Ratio of net expenses to average net assets	2.32	%(d)	2.32%	2.26%	2.46%	2.50%	2.50%
Ratio of net expenses, excluding interest expense, to average net assets	2.32	%(d)	2.32%	2.26%	2.46%	2.50%	2.50%
Ratio of net investment loss to average net assets	(0.40	)%(d)	(0.52)%	(0.59)%	(0.69)%	(0.76)%	(0.78)%
Portfolio turnover rate	27	%(c)	51%	38%	75%	81%	92%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Amount represents less than $0.005 per share
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

21

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$13.00		$13.01	$14.86	$14.88	$13.38	$10.21
Income from investment operations:
Net investment income	0.07		0.07	0.06	0.08	0.04	0.05
Net realized and unrealized gain (loss) on investments	3.27		(0.06)	(1.91)	(0.10)	1.52	3.12
Total from investment operations	3.34		0.01	(1.85)	(0.02)	1.56	3.17
Less distributions from:
Net investment income	—		(0.02)	— (b)	—	(0.06)	—
Net asset value, end of period	$16.34		$13.00	$13.01	$14.86	$14.88	$13.38
Total return (a)	25.69	%(c)	0.05%	(12.44)%	(0.13)%	11.69%	31.05%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$601,073		$488,066	$274,309	$101,118	$10,593	$4,025
Ratio of gross expenses to average net assets	1.14	%(d)	1.16%	1.14%	1.21%	1.77%	2.31%
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.18%	1.25%
Ratio of net expenses, excluding interest expense, to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.18%	1.25%
Ratio of net investment income to average net assets	0.92	%(d)	0.76%	0.64%	0.35%	0.36%	0.43%
Portfolio turnover rate	27	%(c)	51%	38%	75%	81%	92%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Amount represents less than $0.005 per share
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$12.51		$12.53	$14.33	$14.38	$12.97	$9.92
Income from investment operations:
Net investment income	0.05		0.06	0.06	0.09	0.02	0.04
Net realized and unrealized gain (loss) on investments	3.16		(0.06)	(1.86)	(0.14)	1.45	3.01
Total from investment operations	3.21		(0.00)	(1.80)	(0.05)	1.47	3.05
Less distributions from:
Net investment income	—		(0.02)	— (b)	—	(0.06)	—
Net asset value, end of period	$15.72		$12.51	$12.53	$14.33	$14.38	$12.97
Total return (a)	25.66	%(c)	(0.03)%	(12.55)%	(0.35)%	11.36%	30.75%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$685,443		$463,494	$259,517	$80,008	$36,166	$23,325
Ratio of gross expenses to average net assets	1.15	%(d)	1.21%	1.23%	1.33%	1.50%	1.51%
Ratio of net expenses to average net assets	1.10	%(d)	1.10%	1.10%	1.16%	1.50%	1.51%
Ratio of net expenses, excluding interest expense, to average net assets	1.10	%(d)	1.10%	1.10%	1.16%	1.50%	1.51%
Ratio of net investment income to average net assets	0.85	%(d)	0.65%	0.58%	0.52%	0.18%	0.14%
Portfolio turnover rate	27	%(c)	51%	38%	75%	81%	92%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Amount represents less than $0.005 per share
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

23

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Emerging Markets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund currently offers four classes of shares: Class A, C, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing
24

service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or
25

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income
26

tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Warrants—The Fund may invest in warrants whose values are linked to indices or underlying instruments. The Fund may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. At June 30, 2017, the Fund held no warrants.

G.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. The Fund held no derivative instruments during the period ended June 30, 2017.

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the specific identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-
27

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2018, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2017, are as follows:

	Expense Limitation	Waiver of Management Fees
Class A	1.60%	$—
Class C	2.50	—
Class I	1.00	375,740
Class Y	1.10	152,282

The Adviser also performs accounting and administrative services for the Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets. During the period ended June 30, 2017, the Adviser received $1,573,555 from the Fund pursuant to this contract.

For the period ended June 30, 2017, Van Eck Securities Corporation (the “Distributor”), an affiliate and wholly-owned subsidiary of the Adviser, received a total of $83,939 in sales loads relating to the sale of shares of the Fund, of

28

which $72,318 was reallowed to broker/dealers and the remaining $11,621 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—For the period ended June 30, 2017, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term obligations, aggregated $349,478,219 and $325,993,843, respectively.

Note 5—Income Taxes—For Federal income tax purposes, the identified cost of investments owned at June 30, 2017 was $1,187,389,933 and net unrealized appreciation aggregated to $278,788,783 of which $300,213,234 related to appreciated securities and $21,424,451 related to depreciated securities.

The tax character of dividends and distributions paid to shareholders was as follows:

Year Ended December 31, 2016
Ordinary income	$1,396,447

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2016, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Post-Effective No Expiration Short-Term Capital Losses	Post-Effective No Expiration Long-Term Capital Losses	Expiring in the Year Ended December 31, 2017
$63,582,713	$56,587,945	$16,835,509

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

29

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2017, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

The Fund may invest directly in the Russian local market. As a result of events involving Ukraine and the Russian Federation, the United States and the European Union (“EU”) have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Fund. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Fund.

In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the EU by the end of March 2019. There is uncertainty on exactly how the withdrawal will take place and the terms of the Brexit deal. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

A more complete description of risks is included in the Fund’s prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares.

30

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)
Class A
Shares sold	2,798,946	5,017,868
Shares reinvested	—	9,647
Shares redeemed	(2,472,153)	(7,049,363)
Net increase (decrease)	326,793	(2,021,848)

Class C
Shares sold	391,810	393,500
Shares reinvested	—	1,965
Shares redeemed	(381,283)	(827,262)
Net increase (decrease)	10,527	(431,797)

Class I
Shares sold	6,945,526	28,446,160
Shares reinvested	—	44,366
Shares redeemed	(7,708,604)	(12,025,627)
Net increase (decrease)	(763,078)	16,464,899

Class Y
Shares sold	12,818,375	28,283,007
Shares reinvested	—	36,161
Shares redeemed	(6,267,314)	(11,970,993)
Net increase	6,551,061	16,348,175

Note 9—Bank Line of Credit—The Trust may participate with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2017, the average daily loan balance during the eight day period for which a loan was outstanding amounted to $4,703,643 and the average interest rate was 2.02%. At June 30, 2017, the Fund had no borrowings under the Facility.

31

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements and Regulatory Requirements—In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures. Any required changes will be implemented for interim and annual periods after August 1, 2017.

Note 12—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

32

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited)

EMERGING MARKETS FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 23, 2017, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (“VEAC”) (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 6, 2017 and June 22 and 23, 2017 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio
33

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2017 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2016 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	A supplemental report prepared by an independent consultant comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the “Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of the Fund during its fiscal year ended December 31, 2016 with those of the Fund’s (i) Expense Category and (ii) Expense Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and
34

strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and
35

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the

36

actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, hedge funds, separate accounts and UCITSs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2017, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2016.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the five-year period, but had underperformed its Performance Category and Performance Peer Group medians for the one-, three-, and ten-year periods. The Board also noted that the Fund had outperformed its benchmark index over the five- and ten-year periods, but had underperformed its benchmark index over the

37

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

one- and three-year periods. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Expense Category and Expense Peer Group. The Board noted that the Fund’s Management Fee Rate (which includes both advisory and administrative fee rates) was lower than the median Management Fee Rates of its Expense Category and Expense Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median expense ratio of its Expense Category but higher than that of its Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2018 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee

38

schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

39

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	EMESAR

SEMI-ANNUAL REPORT June 30, 2017 (unaudited)

VanEck Funds

Global Hard Assets Fund

International Investors Gold Fund

800.826.2333	vaneck.com

The information contained in these shareholder letters represent the personal opinions of the investment team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment team members are as of June 30, 2017.

GLOBAL HARD ASSETS FUND

June 30, 2017 (unaudited)

Dear Shareholder:

The Global Hard Assets Fund (the “Fund”) lost 16.38% (Class A shares, excluding sales charge) for the six months ended June 30, 2017 underperforming the S&P® North American Natural Resources Sector Index (SPGINRTR)1 which lost 11.04%. The most significant impact on the natural resources market and the Fund came from lower crude oil prices over the period in review. Although 2016 drew to a close with the deflation/inflation “conversation” having shifted to include the prospect of inflation, the general feeling of optimism about both inflation expectations and infrastructure spending faded rapidly by mid-year.

Energy

The long talked about cuts in capex continue to restrain supply growth. Even in the U.S., despite a sharp increase in crude oil supply since the beginning of the year, the most recent data points indicate a drop in the rate of new U.S. rigs and at least some signs of lower oil production. This could be a very early response to these weak oil prices. In addition, we are now seeing strategic asset allocation decisions being made, whether through acquisitions and/or dividends.

We believe that OPEC’s (Organization of Petroleum Exporting Countries) November meeting, and subsequent May agreement to extend quotas, can be described as “historic”. The outcome has, though, been somewhat disappointing up to this point. However, we still think that the production quota system and long-term supply constraints from non-shale, non-OPEC producers, in conjunction with continued resilient demand growth, will bring the market back into balance.

Metals and Mining

Corporate restructuring in the global mining sector, we believe, has been successful. We are now starting to see real results from optimized operations, especially in terms of productivity. Balance sheets are broadly where companies said they would get them. Returns have improved and cash flows are definitely increasing. We believe that mining companies, including gold miners, have found a new foundation from which they can start to generate growth again (this time, hopefully, more prudently) and create sustainable shareholder value.

Agriculture

While healthy South American crops of both soy and corn limited any upward movement in prices, this was positive for proteins. The nitrogen

1

GLOBAL HARD ASSETS FUND

(unaudited) (continued)

fertilizers market benefited from the fact that, contrary to expectations, corn acreages increased at the expense of soy.

Fund Review

The Fund’s top contributors came from a number different sectors. Louisiana-Pacific Corporation (2.3% of Fund net assets†), a forest products company, benefited in particular from strong prices for oriented strand board (OSB). Copper producer Glencore Xstrata (5.7% of Fund net assets†) benefited from both commodity price support, good earnings, and expanded strategic structural optimization. Gold mining companies Kinross Gold and Randgold Resources (1.2% and 1.6% of Fund net assets, respectively†) benefited from their continued focus on cost reduction and operational performance that met expectations. Finally, Sunrun (0.5% of Fund net assets†), a rooftop solar developer, benefited from its entry into new states, nearly doubling its current addressable market.

The Fund’s top detractors were all from the energy sector and all suffered from the decline in crude oil prices: oil and gas drilling companies Nabors Industries and Patterson-UTI Energy (2.6% and 3.6% of Fund net assets, respectively†), and oil and gas exploration and production companies, Newfield Exploration, Cimarex Energy, and PDC Energy (2.6%, 2.9% and 2.1% of Fund net assets, respectively†).

Significant purchases include a new position in oil and gas equipment and services company, ProPetro Holding (1.2% of Fund net assets†) and an increased position in and the oil and gas exploration and production company Parsley Energy (4.0% of Fund net assets†). The Fund’s largest sales during the period included oil and gas exploration and production companies Hess and SM Energy (both fully exited by mid-year).

The Fund is subject to risks associated with concentrating its investments in hard assets and the hard assets sector, including real estate, precious metals, and natural resources, and can be significantly affected by events relating to these industries, including international political and economic developments, inflation, and other factors. The Fund’s portfolio securities may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of industrialized companies.

The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without

2

adequate compensation or imposition of prohibitive taxation. The Fund is subject to risks associated with investments in derivative, commodity-linked instruments, and illiquid securities. The Fund is also subject to inflation risk, market risk, non-diversification risk, and leverage risk. Please see the prospectus and summary prospectus for information on these and other risk considerations.

Access investment and market insights from VanEck’s investment professionals by subscribing to our commentaries. To subscribe to the natural resources and commodities updates, please contact us at 800.826.2333 or visit vaneck.com/subscription/ to register.

We very much appreciate your continued investment in the Global Hard Assets Fund, and we look forward to helping you meet your investment goals in the future.

Shawn Reynolds Portfolio Manager July 19, 2017	Charles T. Cameron Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

†	All Fund assets referenced are Total Net Assets as of June 30, 2017.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	S&P® North American Natural Resources Sector (SPGINRTR) Index includes mining, energy, paper and forest products, and plantation-owning companies, but excludes the chemicals industry and steel sub-industry.
3

GLOBAL HARD ASSETS FUND

TOP TEN EQUITY HOLDINGS*

June 30, 2017 (unaudited)

Glencore Xstrata plc	5.7%
Parsley Energy, Inc.	4.0%
EOG Resources, Inc.	3.8%
Concho Resources, Inc.	3.8%
Pioneer Natural Resources Co.	3.7%
Diamondback Energy, Inc.	3.7%
Patterson-UTI Energy, Inc.	3.6%
Teck Resources Ltd.	3.5%
First Quantum Minerals Ltd.	3.5%
Agnico-Eagle Mines Ltd.	3.3%

*Percentage of net assets. Portfolio is subject to change.

4

INTERNATIONAL INVESTORS GOLD FUND

June 30, 2017 (unaudited)

Dear Shareholder:

The International Investors Gold Fund (the “Fund”) rose 10.21% (Class A shares, excluding sales charge) during the six months ended June 30, 2017, comfortably outperforming the NYSE Arca Gold Miners Index1 (GDMNTR) which gained 5.29% for the same period. The small-cap gold mining stocks, as represented by the MVIS™ Global Junior Gold Miners Index2 (MVGDXJTR) gained 3.47%.

During this period, the Fund’s outperformance compared to its benchmark largely stemmed from its overweight exposure to junior gold mining companies, specifically among junior developers, and mid-tier gold mining companies. Collectively, the contribution from the Fund’s positions in junior developers and mid-tiers was significantly more than the contribution the benchmark gained from these segments of the equity market.

Gold Sector Overview

■	Gold closed at $1,241.55 per ounce on June 30, 2017, up $89.29 per ounce or 7.75% during the six month period.

■	Gold had an encouraging start to the year as markets began to reflect reality following the irrational euphoria that followed the November U.S. presidential election with the risks of a Trump presidency coming into clearer focus.

■	By mid-January gold had moved through the $1,200 level and managed to hold this level through the first quarter despite mixed economic statistics and the implementation by the U.S. Federal Reserve (Fed) of its first 2017 rate hike on March 15.

■	A weaker U.S. dollar, upticks in inflation, political activity in the U.S. and continued global geopolitical uncertainty, we believe, were also supportive of gold earlier in the year.

■	In the first part of April, gold gained support from weaker than expected U.S. economic data and resumed weakness in the U.S. dollar.

■	In early May the outcome of the French presidential election fueled risk-on sentiment and pushed gold down.

■	Fed raised rates for the fourth time in this rate hiking cycle. A common pattern emerged for the first three rate hikes with gold price weakness ahead of the hikes, followed by a rally to higher prices immediately after each hike. This pattern then changed, as gold
5

INTERNATIONAL INVESTORS GOLD FUND

(unaudited) (continued)

reached its high for the year ($1,298 per ounce) on June 7 before the hike and subsequently trended lower for the rest of the month.

■	Gold came under pressure again as hawkish statements by the Fed following the Federal Open Market Committee (FOMC) meeting raised the odds of a fifth rate increase later in 2017.

Fund Review

At the end of June 2017, the Fund was almost fully invested in equities, with cash holdings representing 0.8% of net assets. The Fund held no gold bullion during the period under review.

There were no material changes to the portfolio or its allocations during the first half of the year.

Among the Fund’s top holdings, Fresnillo (4.3% of Fund net assets†) outperformed significantly, gaining 29.4% during the first six months of the year. We believe this outperformance reflects the company’s attractive valuation which is supported by a portfolio of high quality assets and an excellent growth profile.

Continental Gold (3.5% of Fund net assets†) underperformed (falling 10.4%). We believe the underperformance is related to heavy selling of Continental shares following an index announcement on April 12 indicating a rule change for the MVIS Global Junior Gold Miners Index. The change resulted in Continental’s weight in the index being reduced. We believe Continental shares are valued attractively at present.

Outlook

The market is now in the midst of the summer doldrums, a time when physical demand is at its lowest, trading volumes can be light, and, as we saw in late June and early July, the bears come out to play. The gold price is testing the $1,200 per ounce level for the third time this year. If $1,200 fails, then it will go on to test the $1,175 base of the uptrend that has developed over the past 18 months. Successfully holding above these price levels would be very positive technically and psychologically for the market.

Fundamentally, we believe the market is well supported around current levels because physical demand in India and China continues to improve and geopolitics in the Middle East and Korea along with uncertainty surrounding the U.S. political climate benefit gold. The U.S. dollar appears to be in decline and positioning in the futures market suggests that there could be more buying ahead.

6

We continue to be positive on the gold price in the longer term. Based on what we see and hear every day, all of us can think of possible “black swan”3 events that might propel gold much higher. When we look at the economic cycle in the U.S., we find a more compelling investment case. Gold would likely benefit from U.S. dollar weakness if the Fed is unable to raise rates later this year.

In the longer term, when the economy and markets eventually see a downturn, the risks to the financial system will probably be substantial. Historically, excessive leverage is the core cause of financial upheaval. A shrinking economy magnifies debt problems and, with interest rates still far below normal, would likely see the Fed again resort to quantitative easing and maybe more extreme intervention, such as debt monetization. Gold as a sound money alternative can act as a hedge against such risks.

The Fund is subject to the risks associated with concentrating its assets in the gold industry, which can be significantly affected by international economic, monetary and political developments. The Fund’s overall portfolio may decline in value due to developments specific to the gold industry. The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation. The Fund is subject to risks associated with investments in derivatives, commodity-linked instruments, illiquid securities, and small- or mid-cap companies. The Fund is also subject to inflation risk, market risk, non-diversification risk, leverage risk, and risks of investments in a wholly owned subsidiary. Please see the prospectus and summary prospectus for information on these and other risk considerations.

Access investment and market insights from VanEck’s investment professionals by subscribing to our commentaries. To subscribe to the gold and precious metals update, please contact us at 800.826.2333 or visit vaneck.com/subscription/ to register.

7

INTERNATIONAL INVESTORS GOLD FUND

(unaudited) (continued)

We appreciate your continued investment in the International Investors Gold Fund, and we look forward to helping you meet your investment goals in the future.

Joseph M. Foster Portfolio Manager July 19, 2017	Imaru Casanova Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

†	All Fund assets referenced are Total Net Assets as of June 30, 2017.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	NYSE Arca Gold Miners Index (GDMNTR) is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

[2]	MVISTM Global Junior Gold Miners Index (MVGDXJTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of a global universe of publicly traded small- and medium-capitalization companies that generate at least 50% of their revenues from gold and/or silver mining, hold real property that has the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.

[3]	Financial Times Lexicon: “An event or occurrence that deviates beyond what is normally expected of a situation and that would be extremely difficult to predict.” This term was popularized by Nassim Nicholas Taleb’s book “The Black Swan: The Impact of the Highly Improbable. Mr Taleb is a finance professor and former Wall Street trader.” http://lexicon.ft.com/Term?term=black-swan
8

INTERNATIONAL INVESTORS GOLD FUND

TOP TEN EQUITY HOLDINGS*

June 30, 2017 (unaudited)

B2Gold Corp.	6.3%
Agnico-Eagle Mines Ltd.	4.6%
Fresnillo plc	4.3%
Evolution Mining Ltd.	4.3%
Newmont Mining Corp.	3.9%
Alamos Gold, Inc.	3.6%
Torex Gold Resources, Inc.	3.6%
Continental Gold, Inc.	3.5%
Randgold Resources Ltd.	3.0%
Royal Gold, Inc.	2.9%

*Percentage of net assets. Portfolio is subject to change.

9

GLOBAL HARD ASSETS FUND

PERFORMANCE COMPARISON

June 30, 2017 (unaudited)

	Class A-GHAAX	Class A-GHAAX		MSCI AC
Average Annual	After Maximum	Before		World Daily
Total Return†	Sales Charge	Sales Charge	SPGINRTR	TR
Six Months	(21.19)%	(16.38)%	(11.04)%	11.81%
One Year	(12.26)%	(6.91)%	(2.62)%	19.42%
Five Year	(5.68)%	(4.55)%	0.13%	11.14%
Ten Year	(3.17)%	(2.59)%	(0.33)%	4.27%

	Class C-GHACX	Class C-GHACX		MSCI AC
Average Annual	After Maximum	Before		World Daily
Total Return†	Sales Charge	Sales Charge	SPGINRTR	TR
Six Months	(17.52)%	(16.69)%	(11.04)%	11.81%
One Year	(8.55)%	(7.62)%	(2.62)%	19.42%
Five Year	(5.33)%	(5.33)%	0.13%	11.14%
Ten Year	(3.35)%	(3.35)%	(0.33)%	4.27%

	Class I-GHAIX	Class I-GHAIX		MSCI AC
Average Annual	After Maximum	Before		World Daily
Total Return†	Sales Charge	Sales Charge	SPGINRTR	TR
Six Months	n/a	(16.20)%	(11.04)%	11.81%
One Year	n/a	(6.55)%	(2.62)%	19.42%
Five Year	n/a	(4.19)%	0.13%	11.14%
Ten Year	n/a	(2.21)%	(0.33)%	4.27%

	Class Y-GHAYX	Class Y-GHAYX		MSCI AC
Average Annual	After Maximum	Before		World Daily
Total Return†	Sales Charge	Sales Charge	SPGINRTR	TR
Six Months	n/a	(16.25)%	(11.04)%	11.81%
One Year	n/a	(6.66)%	(2.62)%	19.42%
Five Year	n/a	(4.32)%	0.13%	11.14%
Life*	n/a	(4.04)%	0.36%	8.81%

†	Returns less than one year are not annualized
*	since 4/30/10

The performance quoted represents past performance. Past performance is not a guarantee of future results; current performance may be lower or higher than the performance data quoted.

10

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). Index returns assume that dividends of the Index constituents in the Index have been reinvested. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

S&P® North American Natural Resources Sector (SPGINRTR) Index includes mining, energy, paper and forest products, and plantation-owning companies.

MSCI All Country World Daily Index TR (MSCI AC World Daily TR) represents large- and mid-cap companies across 23 developed and 24 emerging markets countries.

11

INTERNATIONAL INVESTORS GOLD FUND

PERFORMANCE COMPARISON

June 30, 2017 (unaudited)

	Class A-INIVX	Class A-INIVX		MSCI AC
Average Annual	After Maximum	Before		World Daily
Total Return†	Sales Charge	Sales Charge	GDMNTR	TR
Six Months	3.83%	10.21%	5.29%	11.81%
One Year	(20.50)%	(15.62)%	(19.74)%	19.42%
Five Year	(9.01)%	(7.92)%	(12.16)%	11.14%
Ten Year	(1.13)%	(0.54)%	(4.18)%	4.27%

	Class C-IIGCX	Class C-IIGCX		MSCI AC
Average Annual	After Maximum	Before		World Daily
Total Return†	Sales Charge	Sales Charge	GDMNTR	TR
Six Months	8.86%	9.86%	5.29%	11.81%
One Year	(16.98)%	(16.20)%	(19.74)%	19.42%
Five Year	(8.62)%	(8.62)%	(12.16)%	11.14%
Ten Year	(1.28)%	(1.28)%	(4.18)%	4.27%

	Class I-INIIX	Class I-INIIX		MSCI AC
Average Annual	After Maximum	Before		World Daily
Total Return†	Sales Charge	Sales Charge	GDMNTR	TR
Six Months	n/a	10.48%	5.29%	11.81%
One Year	n/a	(15.25)%	(19.74)%	19.42%
Five Year	n/a	(7.51)%	(12.16)%	11.14%
Ten Year	n/a	1.27%	(4.18)%	4.27%

	Class Y-INIYX	Class Y-INIYX		MSCI AC
Average Annual	After Maximum	Before		World Daily
Total Return†	Sales Charge	Sales Charge	GDMNTR	TR
Six Months	n/a	10.36%	5.29%	11.81%
One Year	n/a	(15.30)%	(19.74)%	19.42%
Five Year	n/a	(7.64)%	(12.16)%	11.14%
Life*	n/a	(7.23)%	(9.91)%	8.81%

†	Returns less than one year are not annualized
*	since 4/30/10

The performance quoted represents past performance. Past performance is not a guarantee of future results; current performance may be lower or higher than the performance data quoted.

12

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). Index returns assume that dividends of the Index constituents in the Index have been reinvested. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

NYSE Arca Gold Miners (GDMNTR) Index is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

MSCI All Country World Daily Index TR (MSCI AC World Daily TR) represents large- and mid-cap companies across 23 developed and 24 emerging markets countries.

13

VANECK FUNDS

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2017 to June 30, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14

		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2017 – June 30, 2017
Global Hard Assets Fund
Class A	Actual	$1,000.00	$836.20	1.38%	$6.28
	Hypothetical**	$1,000.00	$1,017.95	1.38%	$6.90
Class C	Actual	$1,000.00	$833.10	2.20%	$10.00
	Hypothetical**	$1,000.00	$1,013.88	2.20%	$10.99
Class I	Actual	$1,000.00	$838.00	0.98%	$4.47
	Hypothetical**	$1,000.00	$1,019.93	0.98%	$4.91
Class Y	Actual	$1,000.00	$837.50	1.12%	$5.10
	Hypothetical**	$1,000.00	$1,019.24	1.12%	$5.61

		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2017 – June 30, 2017
International Investors Gold Fund
Class A	Actual	$1,000.00	$1,102.10	1.42%	$7.40
	Hypothetical**	$1,000.00	$1,017.75	1.42%	$7.10
Class C	Actual	$1,000.00	$1,098.60	2.20%	$11.45
	Hypothetical**	$1,000.00	$1,013.88	2.20%	$10.99
Class I	Actual	$1,000.00	$1,104.80	1.00%	$5.22
	Hypothetical**	$1,000.00	$1,019.84	1.00%	$5.01
Class Y	Actual	$1,000.00	$1,103.60	1.10%	$5.74
	Hypothetical**	$1,000.00	$1,019.34	1.10%	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2017), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
15

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number of Shares		Value

COMMON STOCKS: 93.2%
Bermuda: 0.8%
704,300	Golar LNG Ltd. (USD)	$15,670,675
Canada: 17.3%
1,418,706	Agnico-Eagle Mines Ltd. (USD)	64,012,015
563,500	Agrium, Inc. (USD)	50,991,115
1,617,400	Barrick Gold Corp. (USD)	25,732,834
7,981,500	First Quantum Minerals Ltd.	67,517,778
938,300	Goldcorp, Inc. (USD)	12,113,453
2,656,300	IAMGOLD Corp. (USD) *	13,706,508
5,642,100	Kinross Gold Corp. (USD) *	22,963,347
3,302,800	New Gold, Inc. (USD) *	10,502,904
3,901,500	Teck Resources Ltd. (USD)	67,612,995
		335,152,949
France: 1.2%
3,763,100	Vallourec SA * #	22,902,516
Kuwait: 0.3%
3,592,247	Kuwait Energy Plc (GBP) * # § ø	6,067,711
Luxembourg: 1.1%
704,300	Tenaris SA (ADR)	21,931,902
Monaco: 0.8%
3,649,900	Scorpio Tankers, Inc. (USD)	14,490,103
South Africa: 0.8%
11,201,692	Petra Diamonds Ltd. (GBP) *	15,931,887
Number of Shares		Value

Switzerland: 7.5%
29,671,425	Glencore Xstrata Plc (GBP) * #	$111,185,529
8,683,300	Weatherford International Plc (USD) *	33,604,371
		144,789,900
United Kingdom: 1.6%
348,926	Randgold Resources Ltd. (ADR)	30,865,994
United States: 61.8%
1,547,000	Callon Petroleum Co. *	16,413,670
1,441,300	CF Industries Holdings, Inc.	40,298,748
598,700	Cimarex Energy Co.	56,283,787
598,650	Concho Resources, Inc. *	72,753,934
2,777,000	Consol Energy, Inc. *	41,488,380
807,490	Diamondback Energy, Inc. *	71,713,187
807,500	EOG Resources Inc.	73,094,900
563,500	Forum Energy Technologies, Inc. *	8,790,600
1,931,900	Freeport-McMoRan Copper and Gold, Inc. *	23,202,119
1,018,800	Green Plains Renewable Energy, Inc.	20,936,340
1,303,000	Halliburton Co.	55,651,130
1,823,600	Laredo Petroleum, Inc. *	19,184,272
1,828,700	Louisiana-Pacific Corp. *	44,089,957
6,079,800	Nabors Industries Ltd.	49,489,572
1,758,275	Newfield Exploration Co. *	50,040,507

See Notes to Financial Statements

16

Number of Shares		Value

United States: (continued)
1,901,700	Newmont Mining Corp.	$61,596,063
2,812,300	Parsley Energy, Inc. *	78,041,325
3,410,900	Patterson-UTI Energy, Inc.	68,866,071
950,800	PDC Energy, Inc. *	40,988,988
455,300	Pioneer Natural Resources Co.	72,656,774
1,617,400	ProPetro Holding Corp. *	22,578,904
767,200	RSP Permian, Inc. *	24,757,544
852,700	Schlumberger Ltd.	56,141,768
1,300,500	Steel Dynamics, Inc.	46,570,905
1,335,700	Sunrun, Inc. *	9,510,184
2,601,000	Superior Energy Services, Inc. *	27,128,430
316,900	Tyson Foods, Inc.	19,847,447
243,000	Union Pacific Corp.	26,465,130
		1,198,580,636
Total Common Stocks (Cost: $1,724,980,181)		1,806,384,273
Number of Shares		Value

REAL ESTATE INVESTMENT TRUST: 0.3% (Cost: $5,545,588)
United States: 0.3%
281,700	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$6,442,479
MONEY MARKET FUND: 6.5% (Cost: $125,468,677)
125,468,677	AIM Treasury Portfolio — Institutional Class	125,468,677
Total Investments: 100.0% (Cost: $1,855,994,446)		1,938,295,429
Liabilities in excess of other assets: (0.0)%		(24,824)
NET ASSETS: 100.0%		$1,938,270,605

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $140,155,756 which represents 7.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $6,067,711 which represents 0.3% of net assets.
ø	Restricted Security — the aggregate value of restricted securities is $6,067,711, or 0.3% of net assets.

See Notes to Financial Statements

17

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Restricted securities held by the Fund as of June 30, 2017 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	08/06/2008	3,592,247	$10,862,670	$6,067,711	0.3%

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	1.0%	$19,847,447
Energy	53.7	1,041,667,361
Financials	0.3	6,442,479
Industrials	1.9	35,975,314
Materials	36.6	708,894,151
Money Market Fund	6.5	125,468,677
	100.0%	$1,938,295,429

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$15,670,675	$—	$—	$15,670,675
Canada	335,152,949	—	—	335,152,949
France	—	22,902,516	—	22,902,516
Kuwait	—	—	6,067,711	6,067,711
Luxembourg	21,931,902	—	—	21,931,902
Monaco	14,490,103	—	—	14,490,103
South Africa	15,931,887	—	—	15,931,887
Switzerland	33,604,371	111,185,529	—	144,789,900
United Kingdom	30,865,994	—	—	30,865,994
United States	1,198,580,636	—	—	1,198,580,636
Real Estate Investment Trust
United States	6,442,479	—	—	6,442,479
Money Market Fund	125,468,677	—	—	125,468,677
Total	$1,798,139,673	$134,088,045	$6,067,711	$1,938,295,429

During the period ended June 30, 2017, transfers of securities from Level 2 to Level 1 were $21,424,021. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

18

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2017:

Common Stocks
Kuwait
Balance as of December 31, 2016	$5,603,803
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	463,908
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of June 30, 2017	$6,067,711

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2017:

Common Stocks	Value as of June 30, 2017	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Kuwait	$6,067,711	Guideline Public	Entitlement Multiple	5.50x-10.25x	Increase
		Companies	Working Interest Multiple	0.40x-3.00x	Increase
			Marketability Discount	10%	Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Financial Statements

19

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%

Australia: 13.0%
18,370,351	Cardinal Resources Ltd. ‡ * #	$7,481,261
15,554,587	Evolution Mining Ltd. #	28,870,158
29,045,662	Gold Road Resources Ltd. * #	14,981,097
837,725	Newcrest Mining Ltd. #	13,001,283
3,031,000	Northern Star Resources Ltd. #	11,088,819
1,885,257	OceanaGold Corp. (CAD)	5,684,265
6,190,000	Saracen Minera Holdings Ltd. * #	5,574,852
		86,681,735
Canada: 70.8%
460,300	Agnico-Eagle Mines Ltd.	20,757,514
219,500	Agnico-Eagle Mines Ltd. (USD)	9,903,840
104,000	Alamos Gold, Inc.	737,816
3,247,714	Alamos Gold, Inc. (USD)	23,318,587
2,160,000	Argonaut Gold, Inc. * ø	3,947,563
3,418,875	Argonaut Gold, Inc. *	6,248,253
1,148,000	Asanko Gold, Inc. *	1,761,659
618,000	Asanko Gold, Inc. (USD) *	945,540
4,145,500	Atacama Pacific Gold Corp. *	2,237,701
5,264,500	AuRico Metals, Inc. *	4,627,953
1,741,984	AuRico Metals, Inc. (USD) *	1,515,526
1,345,100	Auryn Resources, Inc. *	3,163,599
6,982,701	B2Gold Corp. *	19,653,654
7,902,055	B2Gold Corp. (USD) *	22,204,775
719,000	Barrick Gold Corp. (USD)	11,439,290
Number of Shares		Value

Canada: (continued)
948,000	Bear Creek Mining Corp. * ø	$1,526,470
1,731,000	Bear Creek Mining Corp. *	2,803,131
667,000	Bear Creek Mining Corp. *	1,074,003
6,930,000	Belo Sun Mining Corp. *	3,206,354
4,823,502	Bonterra Resources, Inc. *	1,710,989
8,842,000	Bonterra Resources, Inc. ‡ * # § ø	3,136,428
2,346,087	Brio Gold, Inc. *	4,522,839
5,845,000	Columbus Gold Corp. *	3,200,147
8,008,640	Continental Gold, Inc. *	23,591,151
943,000	Corvus Gold, Inc. *	545,381
1,825,000	Corvus Gold, Inc. (USD) *	974,733
831,012	Detour Gold Corp. *	9,727,608
1,839,000	Eastmain Resources, Inc. * ø	475,565
4,000,000	Eastmain Resources Inc. *	1,017,890
481,000	Eastmain Resources Inc. (USD) *	124,387
3,317,627	First Mining Finance Corp. *	1,688,490
499,000	Fortuna Silver Mines, Inc. *	2,443,438
103,000	Fortuna Silver Mines, Inc. (USD) *	503,670
1,832,444	Gold Standard Ventures Corp. (USD) *	3,133,479
39,386	Goldcorp, Inc.	507,815
1,226,897	Goldcorp, Inc. (USD)	15,839,240
1,411,000	Guyana Goldfields Inc. *	6,615,423
1,055,000	Guyana Goldfields, Inc. (USD) *	4,986,563
2,790,000	IAMGOLD Corp. (USD) *	14,396,400

See Notes to Financial Statements

20

Number of Shares		Value

Canada: (continued)
24,706,000	Integra Gold Corp. ‡ *	$17,908,421
4,084,000	Kinross Gold Corp. (USD) *	16,621,880
1,831,684	Kirkland Lake Gold Ltd.	17,330,940
3,949,000	Klondex Mines Ltd. *	13,307,472
3,186,000	Leagold Mining Corp. *	5,798,088
6,752,782	Liberty Gold Corp. *	2,082,906
812,000	Lundin Gold, Inc. *	3,443,862
533,500	MAG Silver Corp. (USD) *	6,956,840
2,860,000	Midas Gold Corp. *	1,587,909
1,026,170	New Gold, Inc. * ø	3,263,221
1,008,852	New Gold, Inc. *	3,205,174
1,230,630	New Gold, Inc. (USD) *	3,913,403
4,146,620	Newcastle Gold Ltd. *	2,877,821
1,133,000	NovaGold Resources, Inc. (USD) *	5,166,480
9,482,375	Orezone Gold Corp. ‡ *	5,337,858
347,000	Osisko Mining, Inc. *	1,097,085
1,505,400	Osisko Mining, Inc. * 144A	4,759,516
4,077,100	Otis Gold Corp. *	911,751
351,000	Pan American Silver Corp. (USD)	5,903,820
2,495,500	Premier Gold Mines Ltd. *	5,638,352
763,000	Pretium Resources, Inc. *	7,331,107
75,000	Pretium Resources, Inc. (USD) *	720,750
284,000	Richmont Mines, Inc. * Reg S	2,211,906
323,000	Richmont Mines, Inc. (USD) *	2,519,400
5,129,200	Roxgold, Inc. *	4,429,907
Number of Shares		Value

Canada: (continued)
2,295,300	Roxgold, Inc. * 144A	$1,982,369
15,661,000	Rye Patch Gold Corp. *	2,777,630
9,238,000	Sabina Gold and Silver Corp. *	14,247,378
2,656,000	Semafo, Inc. *	6,123,874
480,000	Sulliden Mining Capital, Inc. *	96,237
1,104,000	TMAC Resources, Inc. * Reg S	12,361,258
1,250,300	Torex Gold Resources, Inc. *	23,843,244
10,440,400	West African Resources Ltd. * # § ø	2,715,164
18,611	Wheaton Precious Metals Corp	369,694
728,375	Wheaton Precious Metals Corp. (USD)	14,487,379
1,634,430	Yamana Gold, Inc.	3,944,915
1,938,679	Yamana Gold, Inc. (USD)	4,710,990
		472,200,865
Mexico: 4.4%
1,495,000	Fresnillo Plc (GBP) #	28,980,170
United Kingdom: 3.0%
228,000	Randgold Resources Ltd. (ADR)	20,168,880
United States: 8.5%
798,900	Newmont Mining Corp.	25,876,370
247,100	Royal Gold, Inc.	19,315,807
1,024,000	Tahoe Resources, Inc. (CAD) ø	8,828,131
342,000	Tahoe Resources, Inc.	2,948,040
		56,968,348
Total Common Stocks (Cost: $462,878,365)		664,999,998

See Notes to Financial Statements

21

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number of Shares		Value

WARRANTS: 0.0% (Cost: $0)

Canada: 0.0%
1,933,750	Liberty Gold Corp. Warrants (CAD 0.90, expiring 05/16/19) *	182,668
MONEY MARKET FUND: 0.8% (Cost: $5,276,279)
5,276,279	AIM Treasury Portfolio — Institutional Class	5,276,279
Total Investments: 100.5% (Cost: $468,154,643)		670,458,945
Liabilities in excess of other assets: (0.5)%		(3,540,982)
NET ASSETS: 100.0%		$666,917,963

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
‡	Affiliated issuer — as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $115,829,232 which represents 17.4% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $5,851,592 which represents 0.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,741,885, or 1.0% of net assets.
ø	Restricted Security — the aggregate value of restricted securities is $23,892,542, or 3.6% of net assets.

See Notes to Financial Statements

22

Restricted securities held by the Fund as of June 30, 2017 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Argonaut Gold, Inc.	11/13/2009	2,160,000	$10,383,442	$3,947,563	0.6%
Bear Creek Mining Corp.	05/15/2005	948,000	2,865,287	1,526,470	0.2
Bonterra Resources, Inc.	02/07/2017	8,842,000	1,880,062	3,136,428	0.5
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	475,565	0.1
New Gold, Inc.	06/28/2007	1,026,170	1,298,775	3,263,221	0.5
Tahoe Resources, Inc.	05/28/2010	1,024,000	5,850,871	8,828,131	1.3
West African Resources Ltd.	06/23/2017	10,440,400	2,518,224	2,715,164	0.4
			$27,300,162	$23,892,542	3.6%

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	3.7%	$24,826,907
Gold	84.4	566,220,827
Precious Metals & Minerals	6.5	43,470,091
Silver	4.6	30,664,841
Money Market Fund	0.8	5,276,279
	100.0%	$670,458,945

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2017 is set forth below:

Affiliates	Value 12/31/16		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 06/30/17
Atacama Pacific Gold Corp.	$1,173,269		$—	$—	$—	$—	$—	(b)
Bonterra Resources, Inc.	—		1,880,062	—	—	—	3,136,428
Cardinal Resources Ltd.	—	(a)	1,499,673	118,220	5,351	—	7,481,261
Integra Gold Corp.	—	(a)	1,825,002	—	—	—	17,908,421
Orezone Gold Corp.	3,743,089		—	—	—	—	5,337,858
	$4,916,358		$5,204,737	$118,220	$5,351	$—	$33,863,968

(a)	Security held by Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by Fund, however not classified as an affiliate at the end of the reporting period.

See Notes to Financial Statements

23

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$5,684,265	$80,997,470	$—	$86,681,735
Canada	466,349,273	5,851,592	—	472,200,865
Mexico	—	28,980,170	—	28,980,170
United Kingdom	20,168,880	—	—	20,168,880
United States	56,968,348	—	—	56,968,348
Warrants
Canada	182,668	—	—	182,668
Money Market Fund	5,276,279	—	—	5,276,279
Total	$554,629,713	$115,829,232	$—	$670,458,945

There were no transfers between levels during the period ended June 30, 2017.

See Notes to Financial Statements

24

[This page intentionally left blank.]

GLOBAL HARD ASSETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (unaudited)

Assets:
Investments, at value (1)	$1,938,295,429
Cash	256,250
Receivables:
Investments sold	3,820,671
Shares of beneficial interest sold	2,463,458
Dividends and interest	1,522,260
Prepaid expenses	50,422
Other assets	1,288
Total assets	1,946,409,778
Liabilities:
Payables:
Shares of beneficial interest redeemed	5,080,437
Due to Adviser	1,440,013
Due to Distributor	121,296
Deferred Trustee fees	972,551
Accrued expenses	524,876
Total liabilities	8,139,173
NET ASSETS	$1,938,270,605
Net Assets consist of:
Aggregate paid in capital	$2,752,174,362
Net unrealized appreciation	82,300,983
Accumulated net investment loss	(4,299,175)
Accumulated net realized loss	(891,905,565)
$1,938,270,605
(1) Cost of Investments	$1,855,994,446

See Notes to Financial Statements

26

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (unaudited) (continued)

Class A Shares:
Net Assets	$333,004,640
Shares of beneficial interest outstanding	10,801,887
Net asset value and redemption price per share	$30.83
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$32.71
Class C Shares:
Net Assets	$60,780,024
Shares of beneficial interest outstanding	2,280,018
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$26.66
Class I Shares:
Net Assets	$1,289,090,801
Shares of beneficial interest outstanding	39,944,470
Net asset value, offering and redemption price per share	$32.27
Class Y Shares:
Net Assets	$255,395,140
Shares of beneficial interest outstanding	8,139,431
Net asset value, offering and redemption price per share	$31.38

See Notes to Financial Statements

27

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (unaudited)

Assets:
Investments, at value
Unaffiliated issuers (1)	$636,594,977
Affiliated issuers (2)	33,863,968
Cash denominated in foreign currency, at value (3)	16
Receivables:
Investments sold	2,576,257
Shares of beneficial interest sold	346,824
Dividends and interest	48,906
Prepaid expenses	80,936
Total assets	673,511,884
Liabilities:
Payables:
Investments purchased	5,096,701
Shares of beneficial interest redeemed	427,880
Due to Adviser	387,945
Due to Distributor	107,819
Deferred Trustee fees	235,718
Accrued expenses	337,858
Total liabilities	6,593,921
NET ASSETS	$666,917,963
Net Assets consist of:
Aggregate paid in capital	$878,305,418
Net unrealized appreciation	202,302,201
Accumulated net investment loss	(77,687,939)
Accumulated net realized loss	(336,001,716)
$666,917,963
(1) Cost of Investments — unaffiliated issuers	$450,494,241
(2) Cost of Investments — affiliated issuers	$17,660,402
(3) Cost of cash denominated in foreign currency	$16

See Notes to Financial Statements

28

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (unaudited) (continued)

Class A Shares:
Net Assets	$300,780,857
Shares of beneficial interest outstanding	31,650,786
Net asset value and redemption price per share	$9.50
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$10.08
Class C Shares:
Net Assets	$53,785,322
Shares of beneficial interest outstanding	6,435,091
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$8.36
Class I Shares:
Net Assets	$215,687,337
Shares of beneficial interest outstanding	17,802,618
Net asset value, offering and redemption price per share	$12.12
Class Y Shares:
Net Assets	$96,664,447
Shares of beneficial interest outstanding	9,978,023
Net asset value, offering and redemption price per share	$9.69

See Notes to Financial Statements

29

GLOBAL HARD ASSETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (unaudited)

Income:
Dividends	$9,463,084
Foreign taxes withheld	(262,962)
Total income	9,200,122
Expenses:
Management fees	11,254,820
Distribution fees – Class A	482,740
Distribution fees – Class C	406,335
Transfer agent fees – Class A	443,855
Transfer agent fees – Class C	55,970
Transfer agent fees – Class I	144,763
Transfer agent fees – Class Y	115,753
Custodian fees	19,193
Professional fees	106,238
Registration fees – Class A	5,238
Registration fees – Class C	9,572
Registration fees – Class I	18,811
Registration fees – Class Y	5,221
Reports to shareholders	53,990
Insurance	69,507
Trustees’ fees and expenses	126,437
Other	24,271
Total expenses	13,342,714
Waiver of management fees	(848,416)
Net expenses	12,494,298
Net investment loss	(3,294,176)
Net realized loss on:
Investments sold	(72,212,481)
Forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities	(18,069)
Net realized loss	(72,230,550)
Net change in unrealized appreciation (depreciation) on:
Investments	(304,849,928)
Forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities	811
Net change in unrealized appreciation (depreciation)	(304,849,117)
Net Decrease in Net Assets Resulting from Operations	$(380,373,843)

See Notes to Financial Statements

30

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (unaudited)

Income:
Dividends – unaffiliated issuers	$1,964,480
Foreign taxes withheld	(136,362)
Total income	1,828,118
Expenses:
Management fees	2,398,660
Administration fees	827,198
Distribution fees – Class A	391,926
Distribution fees – Class C	276,479
Transfer agent fees – Class A	225,816
Transfer agent fees – Class C	40,922
Transfer agent fees – Class I	15,503
Transfer agent fees – Class Y	46,373
Custodian fees	37,560
Professional fees	58,284
Registration fees – Class A	10,217
Registration fees – Class C	10,458
Registration fees – Class I	7,841
Registration fees – Class Y	9,081
Reports to shareholders	28,427
Insurance	23,079
Trustees’ fees and expenses	13,716
Interest	2,214
Other	3,747
Total expenses	4,427,501
Waiver of management fees	(71,745)
Net expenses	4,355,756
Net investment loss	(2,527,638)
Net realized gain (loss) on:
Investments sold – unaffiliated issuers	6,051,595
Investments sold – affiliated issuers	5,351
Forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities	(16,556)
Net realized gain	6,040,390
Net change in unrealized appreciation (depreciation) on:
Investments	56,038,750
Forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities	(2,101)
Net change in unrealized appreciation (depreciation)	56,036,649
Net Increase in Net Assets Resulting from Operations	$59,549,401

See Notes to Financial Statements

31

GLOBAL HARD ASSETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)
Operations:
Net investment loss	$(3,294,176)	$(6,862,051)
Net realized loss	(72,230,550)	(220,664,353)
Net change in unrealized appreciation (depreciation)	(304,849,117)	1,055,420,308
Net increase (decrease) in net assets resulting from operations	(380,373,843)	827,893,904
Dividends to shareholders from:
Net investment income
Class A Shares	—	(125,900)
Class C Shares	—	(32,826)
Class I Shares	—	(469,248)
Class Y Shares	—	(91,726)
Total dividends	—	(719,700)
Share transactions:
Proceeds from sale of shares
Class A Shares	56,477,259	159,604,643
Class C Shares	3,281,135	7,972,671
Class I Shares	136,291,560	255,442,306
Class Y Shares	83,372,936	133,011,963
	279,422,890	556,031,583
Reinvestment of dividends
Class A Shares	—	102,065
Class C Shares	—	26,275
Class I Shares	—	409,232
Class Y Shares	—	73,851
	—	611,423
Cost of shares redeemed
Class A Shares	(76,027,733)	(201,987,798)
Class C Shares	(23,364,263)	(35,028,488)
Class I Shares	(229,129,677)	(493,117,025)
Class Y Shares	(87,251,645)	(145,196,412)
	(415,773,318)	(875,329,723)
Net decrease in net assets resulting from share transactions	(136,350,428)	(318,686,717)
Total increase (decrease) in net assets	(516,724,271)	508,487,487
Net Assets:
Beginning of period	2,454,994,876	1,946,507,389
End of period #	$1,938,270,605	$2,454,994,876
# Including accumulated net investment loss	$(4,299,175)	$(1,004,999)

See Notes to Financial Statements

32

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)
Operations:
Net investment loss	$(2,527,638)	$(5,544,277)
Net realized gain (loss)	6,040,390	(28,100,873)
Net change in unrealized appreciation (depreciation)	56,036,649	288,671,441
Net increase in net assets resulting from operations	59,549,401	255,026,291
Dividends to shareholders from:
Net investment income
Class A Shares	—	(17,255,912)
Class C Shares	—	(3,481,718)
Class I Shares	—	(8,610,079)
Class Y Shares	—	(4,448,666)
Total dividends	—	(33,796,375)
Share transactions:
Proceeds from sale of shares
Class A Shares	25,207,239	93,535,412
Class C Shares	5,344,571	20,890,266
Class I Shares	34,252,185	25,382,837
Class Y Shares	40,027,836	91,392,658
	104,831,831	231,201,173
Reinvestment of dividends
Class A Shares	—	15,131,782
Class C Shares	—	2,753,788
Class I Shares	—	8,536,163
Class Y Shares	—	3,461,625
	—	29,883,358
Cost of shares redeemed
Class A Shares	(38,738,480)	(117,123,532)
Class C Shares	(7,182,584)	(17,842,440)
Class I Shares	(21,125,444)	(154,030,847)
Class Y Shares	(25,128,223)	(55,677,958)
	(92,174,731)	(344,674,777)
Net increase (decrease) in net assets resulting from share transactions	12,657,100	(83,590,246)
Total increase in net assets	72,206,501	137,639,670
Net Assets:
Beginning of period	594,711,462	457,071,792
End of period #	$666,917,963	$594,711,462
# Including accumulated net investment loss	$(77,687,939)	$(75,160,301)

See Notes to Financial Statements

33

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six Months Ended		Class A
	June 30,		Year Ended December 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$36.87		$25.76	$38.89	$48.31	$43.64	$43.34
Income from investment operations:
Net investment income (loss)	(0.10)		(0.20)	0.05 (b)	(0.07)	(0.15)	0.05
Net realized and unrealized gain (loss) on investments	(5.94)		11.32	(13.05)	(9.31)	4.84	1.03
Total from investment operations	(6.04)		11.12	(13.00)	(9.38)	4.69	1.08
Less dividends and distributions from:
Net investment income	—		(0.01)	(0.13)	(0.04)	(0.02)	(0.25)
Net realized gains	—		—	—	—	—	(0.53)
Total dividends and distributions	—		(0.01)	(0.13)	(0.04)	(0.02)	(0.78)
Net asset value, end of period	$30.83		$36.87	$25.76	$38.89	$48.31	$43.64
Total return (a)	(16.38	)%(c)	43.17%	(33.42)%	(19.41)%	10.74%	2.49%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$333,005		$418,616	$321,875	$609,885	$1,025,779	$1,219,828
Ratio of gross expenses to average net assets	1.52	%(d)	1.50%	1.36%	1.43%	1.45%	1.45%
Ratio of net expenses to average net assets	1.38	%(d)	1.38%	1.36%	1.38%	1.38%	1.38%
Ratio of net expenses, excluding interest expense, to average net assets	1.38	%(d)	1.38%	1.36%	1.38%	1.38%	1.38%
Ratio of net investment income (loss) to average net assets	(0.56	)%(d)	(0.56)%	0.14%	(0.12)%	(0.00)%	0.32%
Portfolio turnover rate	7	%(c)	36%	26%	36%	33%	27%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

34

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six Months Ended		Class C
	June 30,		Year Ended December 31,
	2017		2016	2015		2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$32.00		$22.53	$34.32		$42.99	$39.15	$39.29
Income from investment operations:
Net investment loss	(0.25)		(0.42)	(0.21	)(b)	(0.48)	(0.56)	(0.29)
Net realized and unrealized gain (loss) on investments	(5.09)		9.90	(11.45)		(8.15)	4.42	0.93
Total from investment operations	(5.34)		9.48	(11.66)		(8.63)	3.86	0.64
Less dividends and distributions from:
Net investment income	—		(0.01)	(0.13)		(0.04)	(0.02)	(0.25)
Net realized gains	—		—	—		—	—	(0.53)
Total dividends and distributions	—		(0.01)	(0.13)		(0.04)	(0.02)	(0.78)
Net asset value, end of period	$26.66		$32.00	$22.53		$34.32	$42.99	$39.15
Total return (a)	(16.69	)%(c)	42.08%	(33.96)%		(20.07)%	9.85%	1.63%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$60,780		$94,488	$88,945		$202,213	$337,441	$418,077
Ratio of gross expenses to average net assets	2.20	%(d)	2.15%	2.16%		2.19%	2.23%	2.21%
Ratio of net expenses to average net assets	2.20	%(d)	2.15%	2.16%		2.19%	2.20%	2.20%
Ratio of net expenses, excluding interest expense, to average net assets	2.20	%(d)	2.15%	2.16%		2.19%	2.20%	2.20%
Ratio of net investment loss to average net assets	(1.40	)%(d)	(1.30)%	(0.67)%		(0.93)%	(0.82)%	(0.48)%
Portfolio turnover rate	7	%(c)	36%	26%		36%	33%	27%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

35

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six Months Ended		Class I
	June 30,		Year Ended December 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$38.51		$26.80	$40.31	$49.89	$44.89	$44.40
Income from investment operations:
Net investment income (loss)	(0.03)		(0.06)	0.18 (b)	0.13	0.22	0.37
Net realized and unrealized gain (loss) on investments	(6.21)		11.78	(13.56)	(9.67)	4.80	0.90
Total from investment operations	(6.24)		11.72	(13.38)	(9.54)	5.02	1.27
Less dividends and distributions from:
Net investment income	—		(0.01)	(0.13)	(0.04)	(0.02)	(0.25)
Net realized gains	—		—	—	—	—	(0.53)
Total dividends and distributions	—		(0.01)	(0.13)	(0.04)	(0.02)	(0.78)
Net asset value, end of period	$32.27		$38.51	$26.80	$40.31	$49.89	$44.89
Total return (a)	(16.20	)%(c)	43.73%	(33.18)%	(19.12)%	11.17%	2.86%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,289,091		$1,629,778	$1,307,353	$2,142,879	$2,340,890	$1,943,088
Ratio of gross expenses to average net assets	1.06	%(d)	1.05%	1.04%	1.02%	1.03%	1.02%
Ratio of net expenses to average net assets	0.98	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net expenses, excluding interest expense, to average net assets	0.98	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	(0.16	)%(d)	(0.17)%	0.50%	0.27%	0.39%	0.76%
Portfolio turnover rate	7	%(c)	36%	26%	36%	33%	27%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

36

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six Months Ended		Class Y
	June 30,		Year Ended December 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$37.47		$26.11	$39.33	$48.74	$43.92	$43.50
Income from investment operations:
Net investment income (loss)	(0.05)		(0.10)	0.13 (b)	0.06	0.10	0.35
Net realized and unrealized gain (loss) on investments	(6.04)		11.47	(13.22)	(9.43)	4.74	0.85
Total from investment operations	(6.09)		11.37	(13.09)	(9.37)	4.84	1.20
Less dividends and distributions from:
Net investment income	—		(0.01)	(0.13)	(0.04)	(0.02)	(0.25)
Net realized gains	—		—	—	—	—	(0.53)
Total dividends and distributions	—		(0.01)	(0.13)	(0.04)	(0.02)	(0.78)
Net asset value, end of period	$31.38		$37.47	$26.11	$39.33	$48.74	$43.92
Total return (a)	(16.25	)%(c)	43.55%	(33.27)%	(19.22)%	11.01%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$255,395		$312,113	$228,335	$358,429	$429,829	$388,310
Ratio of gross expenses to average net assets	1.12	%(d)	1.19%	1.15%	1.16%	1.19%	1.16%
Ratio of net expenses to average net assets	1.12	%(d)	1.13%	1.13%	1.13%	1.13%	1.13%
Ratio of net expenses, excluding interest expense, to average net assets	1.12	%(d)	1.13%	1.13%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets	(0.29	)%(d)	(0.30)%	0.37%	0.13%	0.24%	0.65%
Portfolio turnover rate	7	%(c)	36%	26%	36%	33%	27%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

37

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six Months Ended		Class A
	June 30,		Year Ended December 31,
	2017		2016		2015		2014		2013		2012
	(unaudited)
Net asset value, beginning of period	$8.62		$6.03		$8.00		$8.52		$16.81		$19.08
Income from investment operations:
Net investment loss	(0.04	)(b)	(0.09	)(b)	(0.04	)(b)	(0.09	)(b)	(0.06	)(b)	(0.10	)(b)
Net realized and unrealized gain (loss) on investments	0.92		3.23		(1.93)		(0.43)		(8.16)		(1.75)
Total from investment operations	0.88		3.14		(1.97)		(0.52)		(8.22)		(1.85)
Less dividends and distributions from:
Net investment income	—		(0.55)		—		—		(0.07)		—
Net realized gains	—		—		—		—		—		(0.42)
Total dividends and distributions	—		(0.55)		—		—		(0.07)		(0.42)
Net asset value, end of period	$9.50		$8.62		$6.03		$8.00		$8.52		$16.81
Total return (a)	10.21	%(c)	53.12%		(24.63)%		(6.10)%		(48.91)%		(9.61)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$300,781		$285,208		$204,987		$281,580		$339,483		$811,802
Ratio of gross expenses to average net assets	1.42	%(d)	1.35%		1.43%		1.47%		1.46%		1.29%
Ratio of net expenses to average net assets	1.42	%(d)	1.35%		1.43%		1.45%		1.45%		1.29%
Ratio of net expenses, excluding interest expense, to average net assets	1.42	%(d)	1.35%		1.43%		1.45%		1.45%		1.29%
Ratio of net investment loss to average net assets	(0.87	)%(d)	(0.89)%		(0.54)%		(0.88)%		(0.54)%		(0.52)%
Portfolio turnover rate	20	%(c)	28%		45%		43%		40%		30%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

38

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six Months Ended		Class C
	June 30,		Year Ended December 31,
	2017		2016		2015		2014		2013		2012
	(unaudited)
Net asset value, beginning of period	$7.61		$5.41		$7.24		$7.76		$15.44		$17.71
Income from investment operations:
Net investment loss	(0.07	)(b)	(0.15	)(b)	(0.09	)(b)	(0.15	)(b)	(0.14	)(b)	(0.22	)(b)
Net realized and unrealized gain (loss) on investments	0.82		2.90		(1.74)		(0.37)		(7.47)		(1.63)
Total from investment operations	0.75		2.75		(1.83)		(0.52)		(7.61)		(1.85)
Less dividends and distributions from:
Net investment income	—		(0.55)		—		—		(0.07)		—
Net realized gains	—		—		—		—		—		(0.42)
Total dividends and distributions	—		(0.55)		—		—		(0.07)		(0.42)
Net asset value, end of period	$8.36		$7.61		$5.41		$7.24		$7.76		$15.44
Total return (a)	9.86	%(c)	52.00%		(25.28)%		(6.70)%		(49.29)%		(10.36)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$53,785		$50,632		$32,556		$52,916		$65,979		$174,907
Ratio of gross expenses to average net assets	2.21	%(d)	2.10%		2.22%		2.34%		2.30%		2.09%
Ratio of net expenses to average net assets	2.20	%(d)	2.10%		2.20%		2.20%		2.20%		2.09%
Ratio of net expenses, excluding interest expense, to average net assets	2.20	%(d)	2.10%		2.20%		2.20%		2.20%		2.09%
Ratio of net investment loss to average net assets	(1.65	)%(d)	(1.65)%		(1.31)%		(1.63)%		(1.29)%		(1.33)%
Portfolio turnover rate	20	%(c)	28%		45%		43%		40%		30%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

39

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six Months Ended		Class I
	June 30,		Year Ended December 31,
	2017		2016		2015		2014		2013		2012
	(unaudited)
Net asset value, beginning of period	$10.97		$7.54		$9.95		$10.54		$20.67		$23.28
Income from investment operations:
Net investment income (loss)	(0.03	)(b)	(0.06	)(b)	(0.01	)(b)	(0.05	)(b)	(0.01	)(b)	(0.04	)(b)
Net realized and unrealized gain (loss) on investments	1.18		4.04		(2.40)		(0.54)		(10.05)		(2.15)
Total from investment operations	1.15		3.98		(2.41)		(0.59)		(10.06)		(2.19)
Less dividends and distributions from:
Net investment income	—		(0.55)		—		—		(0.07)		—
Net realized gains	—		—		—		—		—		(0.42)
Total dividends and distributions	—		(0.55)		—		—		(0.07)		(0.42)
Net asset value, end of period	$12.12		$10.97		$7.54		$9.95		$10.54		$20.67
Total return (a)	10.48	%(c)	53.63%		(24.22)%		(5.60)%		(48.67)%		(9.34)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$215,687		$183,511		$191,444		$166,371		$160,524		$166,567
Ratio of gross expenses to average net assets	1.05	%(d)	1.01%		1.07%		1.07%		1.08%		0.96%
Ratio of net expenses to average net assets	1.00	%(d)	1.00%		1.00%		1.00%		1.00%		0.96%
Ratio of net expenses, excluding interest expense, to average net assets	1.00	%(d)	1.00%		1.00%		1.00%		1.00%		0.96%
Ratio of net investment loss to average net assets	(0.45	)%(d)	(0.52)%		(0.13)%		(0.43)%		(0.08)%		(0.20)%
Portfolio turnover rate	20	%(c)	28%		45%		43%		40%		30%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

40

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six Months Ended		Class Y
	June 30,		Year Ended December 31,
	2017		2016		2015		2014		2013		2012
	(unaudited)
Net asset value, beginning of period	$8.78		$6.12		$8.08		$8.58		$16.88		$19.12
Income from investment operations:
Net investment income (loss)	(0.03	)(b)	(0.07	)(b)	(0.02	)(b)	(0.06	)(b)	(0.03	)(b)	(0.06	)(b)
Net realized and unrealized gain (loss) on investments	0.94		3.28		(1.94)		(0.44)		(8.20)		(1.76)
Total from investment operations	0.91		3.21		(1.96)		(0.50)		(8.23)		(1.82)
Less dividends and distributions from:
Net investment income	—		(0.55)		—		—		(0.07)		—
Net realized gains	—		—		—		—		—		(0.42)
Total dividends and distributions	—		(0.55)		—		—		(0.07)		(0.42)
Net asset value, end of period	$9.69		$8.78		$6.12		$8.08		$8.58		$16.88
Total return (a)	10.36	%(c)	53.49%		(24.26)%		(5.83)%		(48.76)%		(9.44)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$96,664		$75,361		$28,084		$46,183		$34,096		$96,108
Ratio of gross expenses to average net assets	1.14	%(d)	1.11%		1.21%		1.31%		1.34%		1.08%
Ratio of net expenses to average net assets	1.10	%(d)	1.10%		1.10%		1.13%		1.20%		1.08%
Ratio of net expenses, excluding interest expense, to average net assets	1.10	%(d)	1.10%		1.10%		1.13%		1.20%		1.08%
Ratio of net investment loss to average net assets	(0.54	)%(d)	(0.66)%		(0.21)%		(0.55)%		(0.30)%		(0.31)%
Portfolio turnover rate	20	%(c)	28%		45%		43%		40%		30%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

41

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Trust operates as a series fund currently comprised of seven portfolios. These financial statements relate only to the following investment portfolios: Global Hard Assets Fund and International Investors Gold Fund (collectively the “Funds” and each a “Fund”). The International Investors Gold Fund is classified as a non-diversified fund and may effect certain investments through the Gold Series Fund I Subsidiary, (a wholly-owned “Subsidiary”). The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The Global Hard Assets Fund is classified as a diversified fund and seeks long-term capital appreciation by investing primarily in hard asset securities. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not
42

included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and is categorized as Level 2 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities.
43

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited) (continued)

Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Gold Series Fund I Subsidiary, a Cayman Islands exempted company, was incorporated on November 7, 2011. Consolidated financial statements of the International Investors Gold Fund, present the financial position and results of operation for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2017, the International Investors Gold Fund held $57,769 in its Subsidiary, representing 0.01% of the Fund’s net assets.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the U.S. Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
44

The wholly-owned subsidiary of the International Investors Gold Fund is classified as a controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly-owned CFC, its net income and capital gain, to the extent of its earnings and profits, will be included each year in the International Investors Gold Fund investment company taxable income. Net losses of the CFC cannot be deducted by the International Investors Gold Fund in the current year nor carried forward to offset taxable income in future years.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains (loss) on forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions for the Funds are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the specific identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Estimated foreign taxes that are expected to be withheld from proceeds at the sale of certain foreign investments are accrued by the Funds and decrease the unrealized gain on investments. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of
45

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited) (continued)

each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

G.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

H.	Use of Derivative Instruments—The Funds may investment in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivative instruments and hedging activities. At June 30, 2017, the Funds held no derivative instruments.

Forward Foreign Currency Contracts—The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. The Funds may buy and sell forward foreign currency contracts to settle
46

purchases and sales of foreign denominated securities to gain currency exposure, or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in net realized gain (loss) on forward foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. The Funds may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The funds held no forward foreign currency contracts during the period ended June 30, 2017.

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments. At June 30, 2017, the Funds held no financial instruments that would require additional disclosure.

Note 3—Investment Management and Other Agreements—The Van Eck Associates Corporation (“VEAC”) is the investment adviser (the “Adviser”) to the Global Hard Assets Fund and International Investors Gold Fund.

The Adviser receives a management fee, calculated daily and payable monthly based on the Funds’ average daily net assets:

Fund	Annual Rate
Global Hard Assets Fund	1.00% of the first $2.5 billion and 0.90% thereafter
International Investors Gold Fund	0.75% of the first $500 million, 0.65% on the next $250 million and 0.50% thereafter

The Adviser has agreed, until at least May 1, 2018, to waive management fees and assume expenses to prevent the Funds’ total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

47

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited) (continued)

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2017, are as follows:

Fund	Expense Limitations	Waiver of Management Fees
Global Hard Assets Fund
Class A	1.38%	$267,054
Class C	2.20	—
Class I(1)	0.95	581,362
Class Y	1.13	—
International Investors Gold Fund
Class A	1.45%	$—
Class C	2.20	3,280
Class I	1.00	48,418
Class Y	1.10	20,047

(1) Effective May 1, 2017, the expense limitations of Class I changed from 1.00% to 0.95%.

The Adviser also performs accounting and administrative services for the International Investors Gold Fund. The Adviser is paid a monthly fee at a rate of 0.25% per year on the first $750 million of the average daily net assets of the Fund and 0.20% per year of the average daily net assets in excess of $750 million. During the period ended June 30, 2017, the Adviser received $827,198 from the International Investors Gold Fund pursuant to this contract.

For the period ended June 30, 2017, VanEck Securities Corporation (the “Distributor”), an affiliate of the Adviser, received a total of $377,341 in sales loads relating to the sale of shares of the Funds, of which $326,472 was reallowed to broker/dealers and the remaining $50,869 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—The cost of purchases and proceeds from sales of investments, excluding short-term investments, for the period ended June 30, 2017 were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Global Hard Assets Fund	$146,075,111	$351,690,789
International Investors Gold Fund	138,291,805	125,907,669
48

Note 5—Income Taxes—As of June 30, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Hard Assets Fund	$1,908,955,444	$426,801,436	$(397,461,451)	$29,339,985
International Investors Gold Fund	566,302,811	237,363,329	(133,207,195)	104,156,134

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2016 were as follows:

Year ended December 31, 2016
Fund	Ordinary Income
Global Hard Assets Fund	$719,700
International Investors Gold Fund	33,796,375

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2016, the Funds had the following capital loss carryforwards available to offset future capital gains as follows:

Fund	Post-Effective- No Expiration Short-Term Capital Losses	Post-Effective- No Expiration Long-Term Capital Losses	Expiring in the Year Ended December 31, 2017
Global Hard Assets Fund	$78,236,599	$688,477,418	—
International Investors Gold Fund	96,398,756	232,475,868	—

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2017, the Funds did not incur any interest or penalties.

49

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited) (continued)

Note 6—Concentration of Risk—The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. Changes in laws or government regulation by the United States and/or the Cayman Islands could adversely affect the operations of the Funds. The Global Hard Assets Fund and the International Investors Gold Fund may concentrate their investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. In addition, the International Investors Gold Fund may invest up to 25% of its net assets in gold and silver coins, gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Funds may so concentrate, they may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the European Union by the end of March 2019. There is uncertainty on exactly how the withdrawal will take place and the terms of the Brexit deal. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

A more complete description of risks is included in each Fund’s prospectus and Statement of Additional Information.

Note 7—12b-1 Plans of Distribution—Pursuant to Rule 12b-1 Plans of Distribution (the “Plan”), the Funds are authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Funds. The amount

50

paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares (the “Annual Limitations”).

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):

	Global Hard Assets Fund		International Investors Gold Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)		(unaudited)
Class A
Shares sold	1,611,736	5,199,844	2,601,301	9,637,738
Shares reinvested	—	2,745	—	1,949,971
Shares redeemed	(2,164,865)	(6,344,714)	(4,021,310)	(12,485,876)
Net decrease	(553,129)	(1,142,125)	(1,420,009)	(898,167)

Class C
Shares sold	105,829	286,493	627,583	2,262,282
Shares reinvested	—	814	—	402,013
Shares redeemed	(778,114)	(1,282,569)	(842,110)	(2,027,372)
Net increase (decrease)	(672,285)	(995,262)	(214,527)	636,923

Class I
Shares sold	3,817,757	8,313,524	2,773,515	2,265,835
Shares reinvested	—	10,536	—	864,859
Shares redeemed	(6,193,264)	(14,781,968)	(1,697,226)	(11,798,167)
Net increase (decrease)	(2,375,507)	(6,457,908)	1,076,289	(8,667,473)

Class Y
Shares sold	2,302,705	4,247,343	3,994,947	9,216,626
Shares reinvested	—	1,954	—	438,181
Shares redeemed	(2,492,831)	(4,664,173)	(2,602,869)	(5,659,506)
Net increase (decrease)	(190,126)	(414,876)	1,392,078	3,995,301

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Trust (another registered investment company managed by Adviser) (the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Funds and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in

51

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited) (continued)

effect at the time of borrowings. During the period ended June 30, 2017, the following Fund borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of June 30, 2017
International Investors Gold Fund	10	$3,182,254	2.22%	$—

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements and Regulatory Requirements—In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures. Any required changes will be implemented for interim and annual periods after August 1, 2017.

Note 12—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

52

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited)

GLOBAL HARD ASSETS FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 23, 2017, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (“VEAC”) (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 6, 2017 and June 22 and 23, 2017 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio
53

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2017 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”), (iii) an appropriate benchmark index and (iv) an additional benchmark index that includes relevant exposures not otherwise reflected in the benchmark index (the “GHA Additional Index”);

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2016 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;
54

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the
55

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

56

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, hedge funds, separate accounts and UCITSs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2017, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2016.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the one-year period and had outperformed its Performance Peer Group median over the three- and ten-year periods as well, but had underperformed its Performance Category and Performance Peer Group medians over the five-year period and had underperformed its Performance Category median over the three- and ten-year periods as well. The Board also noted that the Fund had outperformed its benchmark index for the one-year period but had underperformed its benchmark index for the three-, five-, and ten-year periods. The Board further noted that the Fund had outperformed the GHAF Additional Index for the one-, five-, and ten-year periods but had underperformed the GHAF Additional Index for the three-year period. The Board noted that the Fund’s performance has improved after being adversely affected by a prevailing bear market for commodities in recent years.

Fees and Expenses. The Board noted that the fee rate payable for advisory services was higher than the median advisory fee rates of its Expenses Category and Expense Peer Group, and that the Fund’s

57

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

total expense ratio, net of waivers or reimbursements, was equal to the median expense ratio of its Expense Category but higher than the median expense ratio of its Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2018 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining

58

whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

59

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

INTERNATIONAL INVESTORS GOLD FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 23, 2017, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (“VEAC”) (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 6, 2017 and June 22 and 23, 2017 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio
60

management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2017 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2016 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	A supplemental report prepared by an independent consultant comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the “Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of the Fund during its fiscal year ended December 31, 2016 with those of the Fund’s (i) Expense Category and (ii) Expense Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable
61

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;
62

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities,

63

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, hedge funds, separate accounts and UCITSs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2017, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2016.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the one-, three-, five-, and ten-year periods. The Board also noted that the Fund had outperformed its benchmark index for the one-, three-, five-, and ten-year periods. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Expense Category and Expense Peer Group, but that the Fund’s total expense ratio, net of waivers or reimbursements, and its Management Fee Rate (which includes both

64

advisory and administrative fee rates) were higher than the median expense ratios and Management Fee Rates of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2018 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining

65

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

66

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	GHAIIGSAR

SEMI-ANNUAL REPORT June 30, 2017 (unaudited)

VanEck Funds

Long/Short Equity Index Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the personal opinions of the investment team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment team members are as of June 30, 2017.

LONG/SHORT EQUITY INDEX FUND

June 30, 2017 (unaudited)

Dear Shareholder:

The Long/Short Equity Index Fund (the “Fund”) returned 1.48% (Class A shares, excluding sales charge) for the six months ended June 30, 2017. The Fund seeks to track, before fees and expenses, the performance of the MVISTM North America Long/Short Equity Index1 (the “Index”). For the period, the Index returned 2.23%.

The Index follows a rules-based methodology to capture the performance of a group of North America-focused long/short equity hedge funds.2 Each month, the Index provider enhances the average performance of the funds by excluding from its index computation the risk-adjusted returns of funds that differ significantly from the average of the group as a whole. The exclusion of such outliers from the index computation aims to reduce the volatility of the Index that the Fund holds. This methodology produced returns with an annualized daily volatilities of 4.15% and 4.13%, respectively, for the Fund and the Index.

The lower volatility reflected the diversified allocation of the Fund’s assets among debt ETFs, equity ETFs, and cash during the period.

Fund’s Average Asset Allocation Jan-Jun 2017
Currency	Equity	High Yield Debt	US T-Bills
5%	31%	6%	58%

The equity allocation itself was split primarily between growth and value with only a small portion allocated to ETFs that invest in both.

Fund’s Average Equity Style Allocations Jan-Jun 2017
Growth	Value	Blend
56%	40%	4%

Technology (45%) and financials (42%) were the two largest specific industry allocations, with diversified (2%), consumer discretionary (6%), and industrial (5%) allocations accounting for the remainder.

	Consumer
Diversified	Discretionary	Technology	Financials	Industrial
2%	6%	45%	42%	5%

Market Overview

Technology ETFs outperformed most other sectors in the first six months of 2017, posting positive returns for every month but June when they sold off. In contrast, monthly returns of financial ETFs, led by banks, oscillated between gains and losses. With the Fund’s equity allocations split almost evenly between those two sectors, the Fund performed best when both

1

LONG/SHORT EQUITY INDEX FUND

(unaudited) (continued)

sectors posted gains, and modestly otherwise. Despite its small gain for the period, the Fund had positive returns before fees in every month but March.

Outlook

The Fund’s extremely low volatility in 2017 reflects the underlying model’s reaction to the uneven performance of different sectors in the equity markets. It continues to maintain a significant allocation to growth and especially technology ETFs because those sectors have had steadier positive performances than others for the past several years that correspond to the “lookback” period for the model. This is likely to persist until other sectors begin to perform similarly, or until the performance of growth sectors weakens.

The Fund is subject to market risk, including possible loss of principal. Because the Fund is a “fund-of funds,” an investor will indirectly bear the principal risks of the exchange-traded products in which it invests, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, debt securities, commodities and derivatives. With respect to derivatives, the use of leverage may magnify losses. The Fund will bear its share of the fees and expenses of the exchange traded products. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an exchange-traded product. Because the Fund invests in exchange-traded products, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an exchange-traded product’s shares may be higher or lower than the value of its underlying assets, there may be a lack of liquidity in the shares of the exchange-traded product, or trading may be halted by the exchange on which they trade. Debt securities may be subject to credit risk and interest rate risk. Investments in debt securities typically decrease in value when interest rates rise. The Fund may actively engage in short selling, which entails special risks. If the Fund makes short sales in securities that increase in value, the fund will lose value. Because the Adviser relies heavily on proprietary quantitative models, the Fund is also subject to model and data risk. Please see the prospectus and summary prospectus for information on these and other risk considerations.

2

We look forward to your participation in the Long/Short Equity Index Fund and to helping you meet your investment needs in the future.

Marc S. Freed Portfolio Manager July 19, 2017	David Schassler Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	MVISTM North America Long/Short Equity Index (MVLSNATR) is constructed using a rules-based process and seeks to capture the performance of a group of long/short equity hedge funds that focus on North American companies.

[2]	“North American” means U.S. and Canadian exchanges only.
3

LONG/SHORT EQUITY INDEX FUND

PERFORMANCE COMPARISON

June 30, 2017 (unaudited)

	Class A-LSNAX	Class A-LSNAX
Average Annual	After Maximum	Before		MSCI AC
Total Return†	Sales Charge	Sales Charge	MVLSNATR	World Daily TR
Six Months	(4.40)%	1.48%	2.23%	11.81%
One Year	(1.71)%	4.24%	5.80%	19.42%
Life*	(0.13)%	1.55%	2.80%	7.67%

	Class I-LSNIX	Class I-LSNIX
Average Annual	After Maximum	Before		MSCI AC
Total Return†	Sales Charge	Sales Charge	MVLSNATR	World Daily TR
Six Months	n/a	1.69%	2.23%	11.81%
One Year	n/a	4.55%	5.80%	19.42%
Life*	n/a	1.89%	2.80%	7.67%

	Class Y-LSNYX	Class Y-LSNYX
Average Annual	After Maximum	Before		MSCI AC
Total Return†	Sales Charge	Sales Charge	MVLSNATR	World Daily TR
Six Months	n/a	1.70%	2.23%	11.81%
One Year	n/a	4.56%	5.80%	19.42%
Life*	n/a	1.83%	2.80%	7.67%

†	Returns less than one year are not annualized
*	since 12/12/13

The performance quoted represents past performance. Past performance is not a guarantee of future results; current performance may be lower or higher than the performance data quoted.

4

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). Index returns assume that dividends of the Index constituents in the Index have been reinvested. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

MVISTM North America Long/Short Equity Index (MVLSNATR) is constructed using a rules-based process and seeks to capture the performance of a group of long/short equity hedge funds that focus on North American companies.

MSCI All Country World Daily Index TR (MSCI AC World Daily TR) represents large- and mid-cap companies across 23 developed and 24 emerging markets countries.

5

LONG/SHORT EQUITY INDEX FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2017 to June 30, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

			Ending	Annualized	Expenses Paid
		Beginning	Account Value	Expense	During the Period*
		Account Value	June 30,	Ratio During	January 1, 2017 -
		January 1, 2017	2017	Period	June 30, 2017
Long/Short Equity Index Fund
Class A	Actual	$1,000.00	$1,014.80	1.09%	$5.45
	Hypothetical**	$1,000.00	$1,019.39	1.09%	$5.46
Class I	Actual	$1,000.00	$1,016.90	0.78%	$3.90
	Hypothetical**	$1,000.00	$1,020.93	0.78%	$3.91
Class Y	Actual	$1,000.00	$1,017.00	0.84%	$4.20
	Hypothetical**	$1,000.00	$1,020.63	0.84%	$4.21

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2017), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
7

LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number
of Shares		Value

EXCHANGE TRADED FUNDS (a): 57.1%
6,477	iShares Russell 1000 Growth Index Fund	$770,893
25,717	Powershares QQQ Trust, Series 1	3,539,688
46,501	SPDR Bloomberg Barclays High Yield Bond ETF	1,729,837
Total Exchange Traded Funds (Cost: $6,040,905)		6,040,418

Principal
Amount

SHORT-TERM INVESTMENTS: 30.1%

Government Obligation: 28.3% (Cost: $2,997,511)
$3,000,000	United States Treasury Bill 0.87%, 08/03/17 (b)	2,997,511
Number
of Shares		Value

Money Market Fund: 1.8% (Cost: $187,465)
187,465	AIM Treasury Portfolio — Institutional Class	$187,465
Total Short-Term Investments: 30.1% (Cost: $3,184,976)		3,184,976
Total Investments: 87.2% (Cost: $9,225,881)		9,225,394
Other assets less liabilities (c): 12.8%		1,358,103
NET ASSETS: 100.0%		$10,583,497

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website, at https://www.sec.gov/.
(b)	All or a portion of this security is segregated to meet minimum reserve requirements with the broker for securities sold short transactions.
(c)	Includes $1,428,236 segregated cash on deposit with the broker.

Summary of Investments	% of
by Sector	Investments	Value
Exchange Traded Funds	65.5%	$6,040,418
Government	32.5	2,997,511
Money Market Fund	2.0	187,465
	100.0%	$9,225,394

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$6,040,418	$—	$—	$6,040,418
Short-term Investments Government Obligation	—	2,997,511	—	2,997,511
Money Market Fund	187,465	—	—	187,465
Total	$6,227,883	$2,997,511	$—	$9,225,394

There were no transfers between levels during the period June 30, 2017.

8

LONG/SHORT EQUITY INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (unaudited)

Assets:
Investments, at value (Cost: $9,225,881)	$9,225,394
Deposits with broker for securities sold short	1,428,236
Receivables:
Investments sold	7,090,278
Due from Adviser	7,607
Dividends and interest	12,292
Prepaid expenses	49
Total assets	17,763,856
Liabilities:
Payables:
Investments purchased	7,149,466
Shares of beneficial interest redeemed	16,803
Due to Distributor	382
Deferred Trustee fees	4,542
Accrued expenses	9,166
Total liabilities	7,180,359
NET ASSETS	$10,583,497
Class A Shares:
Net Assets	$1,781,400
Shares of beneficial interest outstanding	200,057
Net asset value and redemption price per share	$8.90
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$9.44
Class I Shares:
Net Assets	$7,442,304
Shares of beneficial interest outstanding	826,280
Net asset value, offering and redemption price per share	$9.01
Class Y Shares:
Net Assets	$1,359,793
Shares of beneficial interest outstanding	151,256
Net asset value, offering and redemption price per share	$8.99
Net Assets consist of:
Aggregate paid in capital	$10,751,023
Net unrealized depreciation	(488)
Undistributed net investment income	14,345
Accumulated net realized loss	(181,383)
$10,583,497

See Notes to Financial Statements

9

LONG/SHORT EQUITY INDEX FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (unaudited)

Income:
Dividends		$52,151
Interest		13,430
Total income		65,581
Expenses:
Management fees	$35,570
Distribution fees - Class A	2,316
Transfer agent fees - Class A	4,456
Transfer agent fees - Class I	6,289
Transfer agent fees - Class Y	6,231
Custodian fees	1,785
Professional fees	16,319
Registration fees - Class A	8,944
Registration fees - Class I	8,529
Registration fees - Class Y	8,575
Reports to shareholders	10,535
Insurance	322
Trustees’ fees and expenses	759
Dividends on securities sold short	7,343
Other	1,337
Total expenses	119,310
Waiver of management fees	(35,570)
Expenses assumed by the Adviser	(37,779)
Net expenses		45,961
Net investment income		19,620
Net realized gain (loss) on:
Investments		231,674
Securities sold short		14,060
Net realized gain		245,734
Net change in unrealized appreciation (depreciation) on:
Investments		(75,558)
Net Increase in Net Assets Resulting from Operations		$189,796

See Notes to Financial Statements

10

LONG/SHORT EQUITY INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2017	2016
	(unaudited)
Operations:
Net investment income (loss)	$19,620	$(31,298)
Net realized gain	245,734	347,393
Net change in unrealized appreciation (depreciation)	(75,558)	1,914
Net increase in net assets resulting from operations	189,796	318,009
Dividends to shareholders from:
Net investment income
Class A Shares	—	(11,535)
Class I Shares	—	(50,206)
Class Y Shares	—	(8,118)
Total dividends	—	(69,859)
Share transactions:
Proceeds from sale of shares
Class A Shares	—	328,228
Class I Shares	43,249	169,519
Class Y Shares	—	46,479
	43,249	544,226
Reinvestment of dividends
Class A Shares	—	11,534
Class I Shares	—	50,206
Class Y Shares	—	8,118
	—	69,858
Cost of shares redeemed
Class A Shares	(131,778)	(65,868)
Class I Shares	(1,021,776)	(1,129,775)
Class Y Shares	—	(195,650)
	(1,153,554)	(1,391,293)
Net decrease in net assets resulting from share transactions	(1,110,305)	(777,209)
Total decrease in net assets	(920,509)	(529,059)
Net Assets:
Beginning of period	11,504,006	12,033,065
End of period #	$10,583,497	$11,504,006
# Including undistributed (accumulated) net investment income (loss)	$14,345	$(5,275)

See Notes to Financial Statements

11

LONG/SHORT EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
						For the
						Period
	For the Six					December 12,
	Months					2013(a)
	Ended		Year Ended			through
	June 30,		December 31,			December 31,
	2017		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$8.77		$8.60	$8.96	$9.11	$8.88
Income from investment operations:
Net investment income (loss)	0.01		(0.05)	0.03	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	0.12		0.27	(0.31)	0.19	0.22
Total from investment operations	0.13		0.22	(0.28)	0.18	0.23
Less dividends and distributions from:
Net investment income	—		(0.05)	— (c)	(0.01)	—
Net realized capital gains	—		—	(0.08)	(0.32)	—
Total dividends and distributions	—		(0.05)	(0.08)	(0.33)	—
Net asset value, end of period	$8.90		$8.77	$8.60	$8.96	$9.11
Total return (b)	1.48	%(d)	2.60%	(3.08)%	2.00%	2.59	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,781		$1,884	$1,571	$365	$122
Ratio of gross expenses to average net assets (f)	3.06	%(e)	4.12%	4.73%	10.84%	59.49	%(e)
Ratio of net expenses to average net assets (f)	1.09	%(e)	1.14%	0.99%	1.27%	1.29	%(e)
Ratio of net expenses, excluding interest expense and dividends on securities sold short, to average net assets (f)	0.95	%(e)	0.95%	0.94%	0.95%	0.95	%(e)
Ratio of net investment income (loss) to average net assets (f)	0.12	%(e)	(0.52)%	0.68%	(0.06)%	2.77	%(e)
Portfolio turnover rate	453	%(d)	583%	440%	411%	14	%(d)
(a)	Commencement of operations.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying funds.

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
						For the
						Period
	For the Six					December 12,
	Months					2013(a)
	Ended		Year Ended			through
	June 30,		December 31,			December 31,
	2017		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$8.86		$8.66	$8.99	$9.11	$8.88
Income from investment operations:
Net investment income (loss)	0.02		(0.01)	0.05	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.13		0.26	(0.30)	0.20	0.21
Total from investment operations	0.15		0.25	(0.25)	0.21	0.23
Less dividends and distributions from:
Net investment income	—		(0.05)	— (c)	(0.01)	—
Net realized gains	—		—	(0.08)	(0.32)	—
Total dividends and distributions	—		(0.05)	(0.08)	(0.33)	—
Net asset value, end of period	$9.01		$8.86	$8.66	$8.99	$9.11
Total return (b)	1.69	%(d)	2.93%	(2.74)%	2.33%	2.59	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$7,442		$8,283	$9,014	$3,987	$821
Ratio of gross expenses to average net assets (f)	1.73	%(e)	1.77%	2.22%	4.04%	53.09	%(e)
Ratio of net expenses to average net assets (f)	0.78	%(e)	0.84%	0.72%	0.97%	0.99	%(e)
Ratio of net expenses, excluding interest expense and dividends on securities sold short, to average net assets (f)	0.65	%(e)	0.65%	0.64%	0.65%	0.65	%(e)
Ratio of net investment income (loss) to average net assets (f)	0.41	%(e)	(0.22)%	0.75%	0.20%	3.14	%(e)
Portfolio turnover rate	453	%(d)	583%	440%	411%	14	%(d)
(a)	Commencement of operations.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying funds.

See Notes to Financial Statements

13

LONG/SHORT EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
						For the
						Period
	For the Six					December 12,
	Months					2013(a)
	Ended		Year Ended			through
	June 30,		December 31,			December 31,
	2017		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$8.84		$8.65	$8.99	$9.11	$8.88
Income from investment operations:
Net investment income (loss)	0.02		(0.02)	0.05	— (c)	0.02
Net realized and unrealized gain (loss) on investments	0.13		0.26	(0.31)	0.21	0.21
Total from investment operations	0.15		0.24	(0.26)	0.21	0.23
Less dividends and distributions from:
Net investment income	—		(0.05)	— (c)	(0.01)	—
Net realized gains	—		—	(0.08)	(0.32)	—
Total dividends and distributions	—		(0.05)	(0.08)	(0.33)	—
Net asset value, end of period	$8.99		$8.84	$8.65	$8.99	$9.11
Total return (b)	1.70	%(d)	2.82%	(2.85)%	2.33%	2.59	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,360		$1,337	$1,448	$246	$103
Ratio of gross expenses to average net assets (f)	3.58	%(e)	4.02%	5.14%	13.09%	54.60	%(e)
Ratio of net expenses to average net assets (f)	0.84	%(e)	0.89%	0.73%	1.01%	1.04	%(e)
Ratio of net expenses, excluding interest expense and dividends on securities sold short, to average net assets (f)	0.70	%(e)	0.70%	0.69%	0.70%	0.70	%(e)
Ratio of net investment income (loss) to average net assets (f)	0.37	%(e)	(0.25)%	1.00%	0.13%	3.08	%(e)
Portfolio turnover rate	453	%(d)	583%	440%	411%	14	%(d)

(a)	Commencement of operations.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying funds.

See Notes to Financial Statements

14

LONG/SHORT EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Long/Short Equity Index Fund (the “Fund”) is a diversified series of the Trust and seeks to track, before fees and expenses, the performance of the VanEck Vectors North America Long/Short Equity Index, which is published by MV Index Solutions GmbH, a wholly-owned subsidiary of Van Eck Associates Corporation (the “Adviser”). The Fund currently offers three classes of shares: Class A, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares sold subject to a front-end sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy (as described below). Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the
15

LONG/SHORT EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. The Pricing Committee of the Adviser provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

16

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Securities Sold Short—A short sale occurs when a Fund sells a security, which it does not own, by borrowing it from a broker. Proceeds from securities sold short are reported as liabilities on the Statement of Assets and Liabilities and are marked to market daily in accordance with the fair value methodology described in Note 2A. Gains and losses are classified as realized when short positions are closed. In the event that the value of the security that the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss, as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions. In order to satisfy certain minimum reserve requirements to initiate a short sale transaction, the Fund must pledge to the broker permissible liquid assets, which are held in a segregated account at the custodian. These segregated assets, if any, are reflected in the Schedule of Investments. Dividends and interest on short sales are recorded as an expense by the Fund on the ex-dividend date or interest payment date, respectively. Cash as collected is deposited in a segregated account with brokers, maintained by the Fund, for its open short sales. Until the Fund replaces the borrowed security, the Fund maintains securities or permissible liquid assets in a segregated account with a broker and/or custodian sufficient to cover its short positions. These segregated
17

LONG/SHORT EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

assets, if any, are reflected in the Schedule of Investments. At June 30, 2017, the Fund held no open short positions.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. The Fund held no derivative instruments during the period ended June 30, 2017.

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.
18

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2018, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended June 30, 2017, are as follows:

	Expense Limitation	Waiver of Management Fees	Expenses Assumed by the Adviser
Class A	0.95%	$6,026	$12,209
Class I	0.65	25,189	11,623
Class Y	0.70	4,355	13,947

For the period ended June 30, 2017, Van Eck Securities Corporation (the “Distributor”), and affiliate and wholly-owned subsidiary of the Adviser, received a total of $0 in sales loads relating to the sale of shares of the Fund, of which $0 was reallowed to broker/dealers and the remaining $0 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—For the period ended June 30, 2017, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated $27,789,385 and $27,453,544, respectively. Proceeds of short sales and the cost of purchases of short sale covers aggregated $4,059,631 and $4,045,571, respectively.

Note 5—Income Taxes—For Federal income tax purposes, the identified cost of investments owned at June 30, 2017 was $9,228,101 and net

19

LONG/SHORT EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

unrealized depreciation aggregated to $2,707 of which $0 related to appreciated securities and $2,707 related to depreciated securities.

The tax character of dividends and distributions paid to shareholders was as follows:

Year Ended December 31, 2016
Ordinary income*	$69,859

*Includes short-term capital gains

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2016, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Post-Effective No Expiration Short-Term Capital Losses
$424,897

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax year. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. During the period ended June 30, 2017, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund may concentrate its investments in exchange traded products that invest directly in, or have exposure to, equity and debt securities, as well as other asset categories such as commodities and derivative instruments. Such investments may subject the exchange traded product to greater volatility than investments in traditional securities. The Fund may indirectly own foreign securities. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries.

20

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the European Union by the end of March 2019. There is uncertainty on exactly how the withdrawal will take place and the terms of the Brexit deal. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

At June 30, 2017, the Distributor owned approximately 76% of Class A, 52% of Class I, and 100% of Class Y.

A more complete description of risks is included in the Fund’s prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)
Class A
Shares sold	—	38,426
Shares reinvested	—	1,309
Shares redeemed	(14,855)	(7,582)
Net increase (decrease)	(14,855)	32,153
Class I
Shares sold	4,806	19,509
Shares reinvested	—	5,641
Shares redeemed	(113,907)	(130,960)
Net decrease	(109,101)	(105,810)
Class Y
Shares sold	—	5,445
Shares reinvested	—	913
Shares redeemed	—	(22,614)
Net decrease	—	(16,256)
21

LONG/SHORT EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2017, the Fund had no borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements and Regulatory Requirements—In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures. Any required changes will be implemented for interim and annual periods after August 1, 2017.

Note 12—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

22

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited)

LONG/SHORT EQUITY INDEX FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 23, 2017, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (“VEAC”) (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 6, 2017 and June 22 and 23, 2017 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio
23

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2017 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2016 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the
24

Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the
25

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, hedge funds, separate accounts and UCITSs, one or more of which may invest in

26

the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2017, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2016.

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the MVIS North America Long/Short Equity Index (the “L/S Index”) and that the Fund had underperformed the L/S Index over the one- and three-year periods. The Board also noted that the difference between the performance of the Fund and the performance of the L/S Index during the one- and three-year periods was reasonable in light of the impact of cash flows on the performance of the Fund. The Board also considered the Adviser’s plans to attract additional assets to the Fund. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2018 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

27

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

28

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.544.4653	LSESAR

SEMI-ANNUAL REPORT June 30, 2017 (unaudited)

VanEck Funds

Unconstrained Emerging Markets Bond Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the personal opinions of the investment team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment team members are as of June 30, 2017.

UNCONSTRAINED EMERGING MARKETS BOND FUND

June 30, 2017 (unaudited)

Dear Shareholder:

The Unconstrained Emerging Markets Bond Fund (the “Fund”) gained 7.34% (Class A shares, excluding sales charge) over the six month period ended June 30, 2017, while the Fund’s benchmark—a blended index consisting of 50% J.P. Morgan Emerging Markets Bond Index Global Diversified Index1 (EMBI) and 50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index2 (GBI-EM)—gained 8.28% over the same period. In terms of those two indices, the GBI-EM local currency3 index was up 10.36%, while the EMBI hard currency4 index returned 6.19% over the six month period.

2017 has been a “risk on” year to date. Up until June 30, we have seen local currency bonds outperform hard currency bonds and non-investment grade outperform investment grade. The Fund came into the year with the defensive stance it had adopted for most of 2016. We were seeing too many risks in the markets, many of which materialized in the fourth quarter of 2016, following the unexpected results of the U.S. presidential election, pushing the U.S. dollar higher and igniting a selloff in global bond markets.

Given this backdrop, we started to reevaluate our defensive positioning in 2017. The Fund’s exposure to local currency and duration began to rise gradually, reaching sustainably higher levels not seen in more than a year or so. The shift from the defensive stance has been facilitated by the Fund’s unconstrained approach, which allows the team to invest across the emerging markets debt asset class, and by the small size of the Fund, which allows the team to be agile and nimble.

Market and Fund Review

One theme that worked extremely well for us in the early months of the year was “Emerging Markets Policy Acquittal.” All our portfolio winners—Brazil, Russia, Uruguay, Mongolia, Argentina, and Mexico—fall into this category. The process of policy acquittal in these economies was based on different combinations of four key elements: (1) letting currencies float/move more freely; (2) hiking interest rates; (3) creating a more stable political environment; and (4) addressing fiscal deficiencies.

The end result of policy orthodoxy and greater political stability in Russia, Brazil, Uruguay, Mexico, and Argentina was the creation of idiosyncratic investment opportunities, especially in the local currency debt (including duration). The focus was on disinflation and lower interest rates at a time when the developed world was bracing itself for higher inflation and

1

UNCONSTRAINED EMERGING MARKETS BOND FUND

(unaudited) (continued)

policy tightening/qualitative easing exit. We increased our local currency exposure from about 20% of our portfolio in January/February to 60% in late April and kept it around 50% in May.

We were, however, not the only investors who noticed the positive developments in this group of countries. Mexico and Brazil outperformed other GBI-EM constituents, while Mongolia and Uruguay were among the top performers in EMBI. However our exposure to Argentina has been a great example of how the unconstrained approach helps to capitalize on the trends either that market is yet to spot or that it does not have enough capacity to express through the traditional index tools. Argentina was the fourth largest positive contributor to our portfolio in the first half of the year, despite the country underperforming many of its peers in both EMBI and GBI-EM.

Several global tailwinds5 supported our positions in the first half of the year. These included signs of greater stability in China and more “palatable” election outcomes in the Eurozone. Further, bad news and fears related to changes in the U.S. trade policy under President Trump were largely priced in as were additional U.S. Federal Reserve (Fed) rate hikes.

Countries that detracted from our performance in the first six months of 2017 were South Africa, Turkey, South Korea, and Romania. The heightened political risk in South Africa and Turkey—the market-unfriendly government reshuffle in the former and the constitutional referendum in the latter—increased concerns about the institutional stability, with the ensuing risks to growth, fiscal performance, and debt dynamics. South Korea’s “safe haven” status was the main reason the country’s bonds underperformed during the risk-on period. Finally, Romania’s local currency bonds were affected by another round of political instability.

In the first six months of 2017, the Fund used long U.S. dollar/emerging markets foreign exchange forwards against its Mexican peso bond exposure by buying USD/BRL (Brazilian real) and by buying USD/CAD (Canadian dollar); its Brazilian real bond exposure by buying USD/MXN (Mexican peso); and for its Russian ruble, Polish zloty, and euro bond exposures by buying USD/TRY (Turkish lira). The derivatives positions in 2017 had a negative impact on the Fund’s performance, on an absolute basis, but the loss is smaller when taking into consideration the gains on opposing positions that those derivatives were trying to hedge.

2

Portfolio Positioning and Outlook

After roughly six months of having exposure of approximately 40% to emerging markets local currency debt, the Fund is undergoing a shift to lower local currency exposure. The reductions in exposure are, so far, based on country-specific phenomena. The best example is our closing of our Brazilian real bond exposure for Brazil-specific reasons, including politics, the country’s deteriorating debt dynamic, and a consensus overweight in the market. Another new development that has pushed us in the direction of lower local currency exposure (via our investment process) was the decline in oil prices. We believe this reflects a market that is trying to discover a new equilibrium in a world of lower-cost and atomized production from shale in the U.S. and other factors. We do not have an explicit view on oil prices and try to purge any view from our investment decisions. We do not invest in emerging markets bonds based on an oil price view, rather we invest when we do not see oil price risk as central to the investment. What has happened is that we now think oil is important to a number of potential and existing exposures.

A slowing U.S. or global economy is another continuing focus. China’s economic and financial path also remains in the mix, as do potential political and economic hiccups in Europe. We also think that the potentially more-hawkish-than-expected Fed and the European Central Bank are worth focusing on as this might point us to further reductions not only in local currency exposure, but also duration. Both institutions are signaling ends to their balance sheet expansions, which included long-dated risky bonds.

One specific concern is that, in our opinion, the market seems to be massively discounting the Fed’s communications. Not only did the 30-year U.S. Treasury bond rally after the latest Fed hike and widely-viewed-as-hawkish communication, but also the overall rejection of the Fed’s “dot-plot”6 is magnifying. In particular, over 2018 and 2019, the market is pricing roughly 175 bps less in Fed rate hikes than the Fed’s mean projections. Moreover, Fed communication is more clearly focused on tightening financial conditions. It is, basically, talking markets down, perhaps due to fears of asset-price bubbles or even in reaction to the market essentially saying “we don’t believe you” or “we don’t believe you will be able to follow through on tightening, because you’ll cause a recession.” One doesn’t need a lot of training in game theory to see how fraught such a situation can become before resolution.

3

UNCONSTRAINED EMERGING MARKETS BOND FUND

(unaudited) (continued)

We should emphasize, though, that the way we will look at this is via our process, which (as with the oil price example above) will not be based on a central case view for U.S. interest rates, but will instead ask whether specific emerging markets asset prices are reflecting way too low a probability of pressure from such a scenario. As an unconstrained blended emerging markets debt fund, we have the flexibility to adjust to this environment.

The Fund is subject to risks associated with its investments in emerging markets debt securities. Investing in foreign denominated and/or domiciled securities may involve heightened risk due to currency fluctuations, and economic and political risks, which may be enhanced in emerging markets. As the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund will be in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s return. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. The Fund may also be subject to credit risk, interest rate risk, sovereign debt risk, tax risk, hedging risk, non-diversification risk, and risks associated with noninvestment grade securities. Please see the prospectus and summary prospectus for information on these and other risk considerations.

Access investment and market insights from VanEck’s investment professionals by subscribing to our commentaries. To subscribe to the emerging markets bond updates, please contact us at 800.826.2333 or visit vaneck.com/subscription/ to register.

We thoroughly appreciate your participation in the Unconstrained Emerging Markets Bond Fund, and we look forward to helping you meet your investment goals in the future.

Eric Fine Portfolio Manager July 19, 2017	David Austerweil Deputy Portfolio Manager
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Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	J.P. Morgan Emerging Markets Bond Index Global Diversified Index (EMBI) tracks returns for actively traded external debt instruments in emerging markets, and is also J.P. Morgan’s most liquid U.S. dollar emerging markets debt benchmark.

[2]	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (GBI-EM) tracks local currency bonds issued by emerging markets governments. The index spans over 15 countries.

[3]	Emerging markets local currency bonds are bonds denominated in the local currency of the issuer.

[4]	Hard currency refers to currencies that are generally widely accepted around the world such as the U.S. dollar, euro, or yen.

[5]	Tailwinds describes a condition or situation that will help move growth higher and increase growth of an economy.

[6]	Federal Reserve officials publish their forecasts for the central bank’s key interest rate on a chart known as the “dot plot.”
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UNCONSTRAINED EMERGING MARKETS BOND FUND

PERFORMANCE COMPARISON

June 30, 2017 (unaudited)

Average	Class A-EMBAX	Class A-EMBAX
Annual	After Maximum	Before Sales	50% GBI-EM
Total Return†	Sales Charge	Charge	50% EMBI	GBI-EM	EMBI
Six Months	1.21%	7.34%	8.28%	10.36%	6.19%
One Year	0.42%	6.49%	6.28%	6.41%	6.04%
Life*	(0.01)%	1.18%	2.39%	(0.59)%	5.52%

Average	Class C-EMBCX	Class C-EMBCX
Annual	After Maximum	Before Sales	50% GBI-EM
Total Return†	Sales Charge	Charge	50% EMBI	GBI-EM	EMBI
Six Months	5.83%	6.83%	8.28%	10.36%	6.19%
One Year	4.64%	5.64%	6.28%	6.41%	6.04%
Life*	0.44%	0.44%	2.39%	(0.59)%	5.52%

Average	Class I-EMBUX	Class I-EMBUX
Annual	After Maximum	Before Sales	50% GBI-EM
Total Return†	Sales Charge	Charge	50% EMBI	GBI-EM	EMBI
Six Months	n/a	7.37%	8.28%	10.36%	6.19%
One Year	n/a	6.70%	6.28%	6.41%	6.04%
Life*	n/a	1.45%	2.39%	(0.59)%	5.52%

Average	Class Y-EMBYX	Class Y-EMBYX
Annual	After Maximum	Before Sales	50% GBI-EM
Total Return†	Sales Charge	Charge	50% EMBI	GBI-EM	EMBI
Six Months	n/a	7.40%	8.28%	10.36%	6.19%
One Year	n/a	6.72%	6.28%	6.41%	6.04%
Life*	n/a	1.38%	2.39%	(0.59)%	5.52%

†	Returns less than one year are not annualized
*	since 7/9/12

The performance quoted represents past performance. Past performance is not a guarantee of future results; current performance may be lower or higher than the performance data quoted.

6

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). Index returns assume that dividends of the Index constituents in the Index have been reinvested. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

The 50/50 benchmark (Index) is a blended index consisting of 50% J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified and 50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM). The J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM) tracks local currency bonds issued by Emerging Markets governments. The index spans over 15 countries. J.P Morgan Emerging Markets Bond Index (EMBI) Global Diversified tracks returns for actively traded external debt instruments in emerging markets, and is also J.P. Morgan’s most liquid U.S-dollar emerging markets debt benchmark.

7

UNCONSTRAINED EMERGING MARKETS BOND FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2017 to June 30, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

					Expenses Paid
		Beginning	Ending	Annualized	During the Period*
		Account Value	Account Value	Expense Ratio	January 1, 2017 -
		January 1, 2017	June 30, 2017	During Period	June 30, 2017
Unconstrained Emerging Markets Bond Fund
Class A	Actual	$1,000.00	$1,073.40	1.25%	$6.43
	Hypothetical**	$1,000.00	$1,018.60	1.25%	$6.26
Class C	Actual	$1,000.00	$1,068.30	1.95%	$10.00
	Hypothetical**	$1,000.00	$1,015.12	1.95%	$9.74
Class I	Actual	$1,000.00	$1,073.70	0.95%	$4.88
	Hypothetical**	$1,000.00	$1,020.08	0.95%	$4.76
Class Y	Actual	$1,000.00	$1,074.00	1.00%	$5.14
	Hypothetical**	$1,000.00	$1,019.84	1.00%	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2017), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
9

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Principal
Amount			Value

CORPORATE BONDS: 17.6%

Argentina: 2.5%
USD	542,000	Cia General de Combustibles SA 9.50%, 11/07/19 (c) 144A	$587,528
	644,000	Generacion Mediterranea SA 9.63% 07/27/20 (c) Reg S	705,180
	529,415	YPF SA 8.68%, 08/15/18 (f) Reg S	547,944
			1,840,652
Colombia: 0.5%
	355,000	Colombia Telecomunicaciones SA ESP 8.50%, 03/30/20 (c) Reg S	370,088
Georgia: 1.3%
GEL	2,335,000	Bank of Georgia JSC 11.00%, 06/01/20 144A	984,132
Ireland: 1.1%
USD	756,000	Oilflow SPV 1 DAC 12.00%, 01/13/22 144A	796,378
Israel: 2.0%
	1,349,000	Israel Electric Corp. Ltd. 5.00%, 11/12/24 Reg S 144A	1,452,873
Mexico: 3.6%
	398,000	Banco Mercantil del Norte SA 7.63%, 01/10/28 (c) 144A	412,845
Principal
Amount			Value

Mexico: (continued)
USD	380,000	Corp. GEO, SAB de CV 9.25%, 08/21/17 (c) (d) * Reg S	$95
	386,000	Grupo Idesa SA de CV 7.88%, 2/18/17 (c) Reg S	351,260
	1,130,000	Grupo Kaltex SA de CV 8.88%, 04/11/20 (c) 144A	1,017,000
		TV Azteca SAB de CV
	371,000	7.50%, 07/31/17 (c) Reg S	371,000
	455,000	7.63%, 09/18/17 (c) Reg S	461,370
			2,613,570
Netherlands: 3.4%
	714,000	IHS Netherlands Holdco BV 9.50%, 10/27/18 (c) Reg S	730,889
	815,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) Reg S	764,025
	391,971	Metinvest BV 9.37%, 12/31/21 Reg S	356,870
	597,000	Myriad International Holdings BV 4.85%, 04/06/27 (c) 144A	601,478
			2,453,262

See Notes to Financial Statements

10

Principal
Amount			Value

Singapore: 1.4%
	1,841,000	Bumi Investment Pte Ltd. 10.75%, 08/11/17 (c) (d) * Reg S	$994,140
United Kingdom: 0.5%
	388,000	DTEK Finance PLC 10.75%, 07/31/17 (c)	346,193
United States: 1.3%
	989,000	Stillwater Mining Co. 7.13%, 06/27/21 (c) 144A	974,907
Total Corporate Bonds (Cost: $12,581,686)			12,826,195
FOREIGN GOVERNMENT OBLIGATIONS: 74.7%
Angola: 1.2%
	817,000	Angolan Government International Bond 9.50%, 11/12/25 Reg S	862,344
Argentina: 11.6%
		Argentine Republic Government International Bond
EUR	14,239,000	0.00%, 12/15/35 (b)	1,443,835
ARS	3,654,090	5.83%, 12/31/33	1,656,194
USD	1,595,000	7.13%, 06/28/2117 144A	1,449,855
EUR	2,475,611	7.82%, 12/31/33	3,029,685
USD	499	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	383
	879,000	Provincia de Entre Rios Argentina 8.75%, 02/08/25 144A	904,544
			8,484,496
Principal
Amount		Value

Belarus: 4.8%
	Republic of Belarus International Bond
2,242,000	6.88%, 02/28/23 144A	$2,294,967
1,187,000	7.63%, 06/29/27 144A	1,214,593
		3,509,560
Chile: 1.8%
1,291,000	Chile Government International Bond 3.86%, 06/21/47	1,296,648
Ecuador: 1.3%
624,000	Ecuador Government International Bond 10.75%, 03/28/22 Reg S	667,680
336,000	Petroamazonas EP 4.63%, 02/16/20 144A	315,840
		983,520
Egypt: 0.5%
363,000	Egypt Government International Bond 8.50%, 01/31/47 144A	392,236
Gabon: 2.0%
1,478,000	Gabon Government International Bond 6.38%, 12/12/24 Reg S	1,442,868
Guatemala: 0.8%
582,000	Guatemala Government Bond 4.38%, 06/05/27 144A	578,799
Israel: 4.4%
2,952,000	Israel Government International Bond 4.50%, 01/30/43	3,182,256

See Notes to Financial Statements

11

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount			Value

Kenya: 0.9%
	670,000	Kenya Government International Bond 6.88%, 06/24/24 Reg S	$686,710
Mexico: 9.1%
		Mexican Government International Bonds
MXN	44,630,000	7.75%, 11/13/42	2,602,735
	42,990,000	8.00%, 11/07/47 (a)	2,584,398
	23,510,000	8.50%, 11/18/38 (a)	1,483,020
			6,670,153
Nigeria: 0.8%
USD	550,000	Nigeria Government International Bond 7.88%, 02/16/32 144A	598,147
Peru: 6.6%
	1,810,000	Peru Government International Bond 5.63%, 11/18/50	2,197,340
	2,566,000	Petroleos del Peru SA 5.63%, 06/19/47 144A	2,604,490
			4,801,830
Poland: 4.8%
PLN	5,035,000	Polish Government Bond 4.00%, 10/25/23	1,446,986
	7,851,000	Polish Government Bonds 2.25%, 04/25/22 (a)	2,083,063
			3,530,049
Rwanda: 1.5%
USD	1,072,000	Rwanda Government International Bond 6.63%, 05/02/23 Reg S	1,106,840
Principal
Amount			Value

Senegal: 0.3%
	193,000	Senegal Government International Bond 6.25%, 05/23/33 144A	$196,380
South Africa: 4.6%
		South African Government Bonds
ZAR	16,970,000	8.50%, 01/31/37 (a)	1,154,889
	25,695,000	10.50%, 12/21/26 (a)	2,180,515
			3,335,404
South Korea: 3.5%
USD	2,575,000	South Korea International Bond 2.75%, 01/19/27	2,530,568
Suriname: 1.7%
	1,173,000	Republic of Suriname International Bond 9.25%, 10/26/26 144A	1,208,190
Ukraine: 4.7%
		Ukraine Government International Bond
	1,105,000	7.75%, 09/01/23 Reg S	1,096,668
	1,576,000	7.75%, 09/01/24 Reg S	1,548,842
	820,000	7.75%, 09/01/25 Reg S	802,472
			3,447,982
United Kingdom: 1.3%
	928,000	Ukraine Railways via Shortline PLC 9.88%, 09/15/21 Reg S	944,788

See Notes to Financial Statements

12

Principal
Amount			Value

Uruguay: 6.5%
UYU	77,288,000	Uruguay Government International Bond 9.88%, 06/20/22 144A	$2,786,625
		Uruguay Treasury Bills
	25,143,000	0.01%, 04/05/18^	826,066
	28,907,000	13.90%, 07/29/20	1,147,867
			4,760,558
Total Foreign Government Obligations (Cost: $53,520,425)			54,550,326
Number of
Shares		Value

COMMON STOCK: 0.0% (Cost: $0)
Mexico: 0.0%
10,247	Corp. GEO, SAB de CV *	$1,095

MONEY MARKET FUND: 6.5% (Cost: $4,739,121)
4,739,121	AIM Treasury Portfolio—Institutional Class	4,739,121
Total Investments: 98.8% (Cost: $70,841,232)		72,116,737
Other assets less liabilities: 1.2%		881,947
NET ASSETS: 100.0%		$72,998,684

ARS	Argentine Peso
EUR	Euro
GEL	Georgian Lari
MXN	Mexican Peso
PLN	Polish Zloty
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
(a)	All or a portion of these securities are segregated for forward foreign currency contracts.
(b)	Coupon will vary based upon predetermined growth targets for the Gross Domestic Product of Argentina. The rate shown reflects the rate in effect at the end of the reporting period.
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond — coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond — the rate shown is the effective yield at purchase date
*	Non-income producing
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $21,371,807, or 29.3% of net assets.

See Notes to Financial Statements

13

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

As of June 30, 2017, the Fund held the following open forward foreign currency contracts:

				Unrealized
	Contracts to		Settlement	Appreciation
Counterparty	deliver	In Exchange For	Dates	(Depreciation)
State Street Bank & Trust Company	USD 199,052	TRY 706,922	7/21/2017	$851
State Street Bank & Trust Company	TRY 18,452,856	USD 5,166,552	7/21/2017	(51,518)
State Street Bank & Trust Company	USD 146,361	BRL 485,773	7/24/2017	(323)
State Street Bank & Trust Company	BRL 12,261,334	USD 3,690,394	7/24/2017	4,267
State Street Bank & Trust Company	BRL 2,467,965	USD 736,157	7/24/2017	(5,789)
Net unrealized depreciation on forward foreign currency contracts				$(52,512)

BRL	Brazilian Real
TRY	Turkish Lira
USD	United States Dollar

Summary of Investments	% of
by Sector	Investments	Value
Basic Materials	2.3%	$1,683,037
Communications	3.5	2,534,825
Consumer, Cyclical	1.4	1,017,000
Energy	3.4	2,475,805
Financial	3.0	2,193,355
Government	75.7	54,550,326
Industrial	1.1	765,215
Utilities	3.0	2,158,053
Money Market Fund	6.6	4,739,121
	100.0%	$72,116,737

See Notes to Financial Statements

14

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock
Mexico	$1,095	$—	$—	$1,095
Corporate Bonds*	—	12,826,195	—	12,826,195
Foreign Government Obligations*	—	54,550,326	—	54,550,326
Money Market Fund	4,739,121	—	—	4,739,121
Total	$4,740,216	$67,376,521	$—	$72,116,737
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(52,512)	$—	$(52,512)

*	See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended June 30, 2017.

See Notes to Financial Statements

15

UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (unaudited)

Assets:
Investments, at value (Cost $70,841,232)	$72,116,737
Cash denominated in foreign currency, at value (Cost $64,631)	64,638
Receivables:
Investments sold	5,362,099
Dividends and interest	806,025
Prepaid expenses	1,926
Total assets	78,351,425
Liabilities:
Unrealized depreciation on forward foreign currency contracts	52,512
Payables:
Investments purchased	5,149,705
Shares of beneficial interest redeemed	9,753
Due to Adviser	31,515
Due to Distributor	3,865
Deferred Trustee fees	46,333
Accrued expenses	59,058
Total liabilities	5,352,741
NET ASSETS	$72,998,684
Class A Shares:
Net Assets	$8,041,716
Shares of beneficial interest outstanding	1,144,651
Net asset value and redemption price per share	$7.03
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$7.46
Class C Shares:
Net Assets	$2,598,427
Shares of beneficial interest outstanding	385,370
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$6.74
Class I Shares:
Net Assets	$41,533,624
Shares of beneficial interest outstanding	5,818,606
Net asset value, offering and redemption price per share	$7.14
Class Y Shares:
Net Assets	$20,824,917
Shares of beneficial interest outstanding	2,929,159
Net asset value, offering and redemption price per share	$7.11
Net Assets consist of:
Aggregate paid in capital	$104,271,825
Net unrealized appreciation	1,219,251
Undistributed net investment income	27,755
Accumulated net realized loss	(32,520,147)
$72,998,684

See Notes to Financial Statements

16

UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (unaudited)

Income:
Dividends		$12,959
Interest (net of foreign taxes withheld of $4,940)		3,728,271
Total income		3,741,230
Expenses:
Management fees	$398,354
Distribution fees — Class A	10,362
Distribution fees — Class C	12,830
Transfer agent fees — Class A	8,595
Transfer agent fees — Class C	7,531
Transfer agent fees — Class I	6,987
Transfer agent fees — Class Y	19,620
Custodian fees	16,220
Professional fees	23,360
Registration fees — Class A	9,914
Registration fees — Class C	9,851
Registration fees — Class I	9,843
Registration fees — Class Y	10,156
Reports to shareholders	14,405
Insurance	3,667
Trustees’ fees and expenses	8,521
Interest	8,075
Other	6,005
Total expenses	584,296
Waiver of management fees	(82,064)
Net expenses		502,232
Net investment income		3,238,998
Net realized gain (loss) on:
Investments (net of foreign taxes withheld of $4,136)		4,348,050
Forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities		(381,056)
Net realized gain		3,966,994
Net change in unrealized appreciation (depreciation) on:
Investments		572,553
Forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities		(67,288)
Net change in unrealized appreciation (depreciation)		505,265
Net Increase in Net Assets Resulting from Operations		$7,711,257

See Notes to Financial Statements

17

UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2017	2016
	(unaudited)
Operations:
Net investment income	$3,238,998	$5,818,201
Net realized gain	3,966,994	3,829,741
Net change in unrealized appreciation (depreciation)	505,265	50,753
Net increase in net assets resulting from operations	7,711,257	9,698,695
Dividends and Distributions to shareholders from:
Net investment income
Class A Shares	(275,966)	(215,524)
Class C Shares	(88,577)	(81,770)
Class I Shares	(2,055,126)	(2,299,318)
Class Y Shares	(704,678)	(564,339)
	(3,124,347)	(3,160,951)
Return of capital
Class A Shares	—	(144,124)
Class C Shares	—	(54,704)
Class I Shares	—	(1,537,539)
Class Y Shares	—	(377,408)
	—	(2,113,775
Total dividends and distributions	(3,124,347)	(5,274,726)
Share transactions:
Proceeds from sale of shares
Class A Shares	1,323,510	3,801,422
Class C Shares	178,657	483,974
Class I Shares	317,700	845,632
Class Y Shares	2,480,476	10,132,927
	4,300,343	15,263,955
Reinvestment of dividends and distributions
Class A Shares	191,273	260,080
Class C Shares	71,808	109,277
Class I Shares	105,670	220,740
Class Y Shares	437,646	562,822
	806,397	1,152,919
Cost of shares redeemed
Class A Shares	(2,447,730)	(7,371,907)
Class C Shares	(458,631)	(1,581,964)
Class I Shares	(45,133,646)	(52,190,897)
Class Y Shares	(5,964,993)	(10,817,128)
	(54,005,000)	(71,961,896)
Net decrease in net assets resulting from share transactions	(48,898,260)	(55,545,022)
Total decrease in net assets	(44,311,350)	(51,121,053)
Net Assets:
Beginning of period	117,310,034	168,431,087
End of period #	$72,998,684	$117,310,034
# Including undistributed (accumulated) net investment income (loss)	$27,755	$(86,896)

See Notes to Financial Statements

18

UNCONSTRAINED EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six						For the Period
	Months						July 9, 2012 (a)
	Ended						through
	June 30,		Year Ended December 31,				December 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$6.77		$6.64	$8.18	$8.55	$9.54	$8.88
Income from investment operations:
Net investment income	0.22		0.25	0.45	0.54	0.44	0.25
Net realized and unrealized gain (loss) on investments	0.27		0.15	(1.53)	(0.37)	(0.87)	0.73
Total from investment operations	0.49		0.40	(1.08)	0.17	(0.43)	0.98
Less dividends and distributions from:
Net investment income	(0.23)		(0.16)	—	(0.38)	(0.14)	(0.24)
Net realized gains	—		—	—	—	—	(0.08)
Return of capital	—		(0.11)	(0.46)	(0.16)	(0.42)	—
Total dividends and distributions	(0.23)		(0.27)	(0.46)	(0.54)	(0.56)	(0.32)
Net asset value, end of period	$7.03		$6.77	$6.64	$8.18	$8.55	$9.54
Total return (b)	7.34	%(c)	6.06%	(13.60)%	1.83%	(4.70)%	11.06	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$8,042		$8,657	$11,763	$36,990	$35,983	$3,602
Ratio of gross expenses to average net assets	1.67	%(d)	1.68%	1.44%	1.32%	1.42%	1.67	%(d)
Ratio of net expenses to average net assets	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	1.23	%(d)	1.25%	1.25%	1.25%	1.25%	1.25	%(d)
Ratio of net investment income to average net assets	6.33	%(d)	3.70%	5.63%	6.04%	6.23%	5.88	%(d)
Portfolio turnover rate	295	%(c)	546%	605%	410%	556%	190	%(c)
(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

19

UNCONSTRAINED EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	For the Six						For the Period
	Months						July 9, 2012 (a)
	Ended						through
	June 30,		Year Ended December 31,				December 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$6.53		$6.45	$8.02	$8.45	$9.50	$8.88
Income from investment operations:
Net investment income	0.19		0.21	0.37	0.46	0.46	0.37
Net realized and unrealized gain (loss) on investments	0.25		0.14	(1.48)	(0.35)	(0.95)	0.57
Total from investment operations	0.44		0.35	(1.11)	0.11	(0.49)	0.94
Less dividends and distributions from:
Net investment income	(0.23)		(0.16)	—	(0.38)	(0.14)	(0.24)
Net realized gains	—		—	—	—	—	(0.08)
Return of capital	—		(0.11)	(0.46)	(0.16)	(0.42)	—
Total dividends and distributions	(0.23)		(0.27)	(0.46)	(0.54)	(0.56)	(0.32)
Net asset value, end of period	$6.74		$6.53	$6.45	$8.02	$8.45	$9.50
Total return (b)	6.83	%(c)	5.45%	(14.26)%	1.11%	(5.37)%	10.61	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,598		$2,723	$3,669	$6,714	$5,254	$533
Ratio of gross expenses to average net assets	3.33	%(d)	3.01%	2.68%	2.60%	2.59%	2.81	%(d)
Ratio of net expenses to average net assets	1.95	%(d)	1.95%	1.95%	1.95%	1.95%	1.95	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	1.93	%(d)	1.94%	1.95%	1.95%	1.95%	1.95	%(d)
Ratio of net investment income to average net assets	5.62	%(d)	3.20%	4.93%	5.37%	5.60%	4.80	%(d)
Portfolio turnover rate	295	%(c)	546%	605%	410%	556%	190	%(c)
(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six						For the Period
	Months						July 9, 2012 (a)
	Ended						through
	June 30,		Year Ended December 31,				December 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$6.87		$6.71	$8.23	$8.58	$9.54	$8.88
Income from investment operations:
Net investment income	0.25		0.31	0.47	0.55	0.54	0.23
Net realized and unrealized gain (loss) on investments	0.25		0.12	(1.53)	(0.36)	(0.94)	0.75
Total from investment operations	0.50		0.43	(1.06)	0.19	(0.40)	0.98
Less dividends and distributions from:
Net investment income	(0.23)		(0.16)	—	(0.38)	(0.14)	(0.24)
Net realized gains	—		—	—	—	—	(0.08)
Return of capital	—		(0.11)	(0.46)	(0.16)	(0.42)	—
Total dividends and distributions	(0.23)		(0.27)	(0.46)	(0.54)	(0.56)	(0.32)
Net asset value, end of period	$7.14		$6.87	$6.71	$8.23	$8.58	$9.54
Total return (b)	7.37	%(c)	6.45%	(13.27)%	2.06%	(4.38)%	11.06	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$41,534		$82,960	$130,494	$135,421	$112,437	$91,197
Ratio of gross expenses to average net assets	1.01	%(d)	0.96%	0.94%	0.95%	1.02%	1.03	%(d)
Ratio of net expenses to average net assets	0.95	%(d)	0.95%	0.94%	0.95%	0.95%	0.95	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.93	%(d)	0.95%	0.94%	0.95%	0.95%	0.95	%(d)
Ratio of net investment income to average net assets	6.57	%(d)	4.37%	6.27%	6.38%	6.56%	6.67	%(d)
Portfolio turnover rate	295	%(c)	546%	605%	410%	556%	190	%(c)
(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

21

UNCONSTRAINED EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six						For the Period
	Months						July 9, 2012 (a)
	Ended						through
	June 30,		Year Ended December 31,				December 31,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$6.84		$6.69	$8.22	$8.57	$9.54	$8.88
Income from investment operations:
Net investment income	0.23		0.29	0.48	0.50	0.47	0.43
Net realized and unrealized gain (loss) on investments	0.27		0.13	(1.55)	(0.31)	(0.88)	0.55
Total from investment operations	0.50		0.42	(1.07)	0.19	(0.41)	0.98
Less dividends and distributions from:
Net investment income	(0.23)		(0.16)	—	(0.38)	(0.14)	(0.24)
Net realized gains	—		—	—	—	—	(0.08)
Return of capital	—		(0.11)	(0.46)	(0.16)	(0.42)	—
Total dividends and distributions	(0.23)		(0.27)	(0.46)	(0.54)	(0.56)	(0.32)
Net asset value, end of period	$7.11		$6.84	$6.69	$8.22	$8.57	$9.54
Total return (b)	7.40	%(c)	6.32%	(13.41)%	2.06%	(4.49)%	11.06	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$20,825		$22,970	$22,505	$47,564	$8,607	$855
Ratio of gross expenses to average net assets	1.25	%(d)	1.19%	1.07%	1.08%	1.48%	1.74	%(d)
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.98	%(d)	1.00%	1.00%	1.00%	1.00%	1.00	%(d)
Ratio of net investment income to average net assets	6.54	%(d)	4.12%	6.08%	6.14%	6.61%	5.78	%(d)
Portfolio turnover rate	295	%(c)	546%	605%	410%	556%	190	%(c)
(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

22

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Unconstrained Emerging Markets Bond Fund (the “Fund”) is a non-diversified series of the Trust and seeks total return, consisting of income and capital appreciation by investing primarily in emerging market debt securities. The Fund currently offers four classes of shares: Class A, C, I and Y shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services, using methods approved by the Board of Trustees, may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are
23

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or
24

methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the U.S. Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations. The total net realized gains and losses from fluctuations of foreign exchange rates on investments and other foreign currency denominated assets and liabilities are disclosed in Note 5 - Income Taxes.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income are declared and paid monthly.
25

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Distributions from net realized capital gains, if any, are generally declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Forward Foreign Currency Contracts—The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure, or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in net realized gain (loss) on forward foreign currency contracts, foreign currency
26

transactions and foreign denominated assets and liabilities in the Statement of Operations. The Fund may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Fund held forward foreign currency contracts for four months during the period ended June 30, 2017 with an average unrealized depreciation of $75,636. Forward foreign currency contracts held at June 30, 2017 are reflected in the Schedule of Investments.

At June 30, 2017, the Fund held the following derivative instruments:

Liability derivatives
Foreign currency risk
Forward foreign currency contracts[1]	$52,512

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency contracts

The impact of transactions in derivatives instruments during the period ended June 30, 2017 was as follows:

Foreign Currency Risk
Realized gain (loss):
Forward foreign currency contacts[2]	$(332,406)
Net change in unrealized appreciation (depreciation):
Forward foreign currency contracts[3]	(52,512)

[2]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities
[3]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Fund to set off any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments. Collateral held, if any, at June 30, 2017 is presented in the Schedule of Investments.

The table below present both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2017. Collateral, if any, is disclosed up to an amount of 100% of the net amount
27

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

of unrealized gain/loss for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

Net Amount
		Gross	of Assets
		Amount	Presented	Financial
	Gross	Offset in the	in the	Instruments
	Amount of	Statement of	Statement of	and
	Recognized	Assets and	Assets and	Collateral	Net
	Assets	Liabilities	Liabilities	Received	Amount
Forward foreign currency contracts	$5,118	$(5,118)	$—	$—	$—

Net Amount
		Gross	of Liabilities
		Amount	Presented	Financial
	Gross	Offset in the	in the	Instruments
	Amount of	Statement of	Statement of	and
	Recognized	Assets and	Assets and	Collateral	Net
	Liabilities	Liabilities	Liabilities	Pledged	Amount
Forward foreign currency contracts	$(57,630)	$5,118	$(52,512)	$52,512	$—

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Estimated foreign taxes that are expected to be withheld from proceeds at the sale of certain foreign investments are accrued by the Fund and decrease the unrealized gain on investments. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.80% of the first $1.5 billion of average daily net assets and 0.75% of the average

28

daily net assets in excess of $1.5 billion. The Adviser has agreed, until at least May 1, 2018, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding expense limitations listed in the table below.

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2017, are as follows:

		Waiver of
	Expense	Management
	Limitation	Fees
Class A	1.25%	$17,422
Class C	1.95	17,675
Class I	0.95	20,404
Class Y	1.00	26,563

For the period ended June 30, 2017, Van Eck Securities Corporation (the “Distributor”), an affiliate and wholly-owned subsidiary of the Adviser, received a total of $1,876 in sales loads relating to the sale of shares of the Fund, of which $1,638 was reallowed to broker/dealers and the remaining $238 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—For the period ended June 30, 2017, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term obligations, aggregated $280,088,994 and $330,784,128, respectively.

During the period ended June 30, 2017, the Fund engaged in purchases of investments with funds or other accounts that are managed by the Adviser (or an affiliate of the Adviser). These purchase transactions complied with Rule 17a-7 under the Act and aggregated to $278,100.

Note 5—Income Taxes—For Federal income tax purposes, the identified cost of investments owned at June 30, 2017 was $70,892,188 and net unrealized appreciation aggregated to $1,224,549 of which $1,785,470 related to appreciated securities and $560,921 related to depreciated securities.

29

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The tax character of dividends and distributions paid to shareholders was as follows:

Year Ended
December 31, 2016
Ordinary income	$3,160,951
Return of Capital	2,113,775
Total	$5,274,726

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2016, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Post-Effective No Expiration	Post-Effective No Expiration
Short-Term Capital Losses	Long-Term Capital Losses
$35,240,383	$1,195,801

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year. For the period January 1, 2017 to June 30, 2017, the Fund’s net realized losses from foreign currency translations were $254,552.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2017, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future

30

adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. The Fund may invest in debt securities which are rated below investment grade by rating agencies. Such securities involve more risk of default than higher rated securities and are subject to greater price variability.

The Fund may invest directly in the Russian local market. As a result of events involving Ukraine and the Russian Federation, the United States and the European Union (“EU”) have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Fund. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Fund.

In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the European Union by the end of March 2019. There is uncertainty on exactly how the withdrawal will take place and the terms of the Brexit deal. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

A more complete description of risks is included in the Fund’s prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares.

31

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):

	Six Months	Year Ended
	Ended June 30,	December 31,
	2017	2016
	(unaudited)
Class A
Shares sold	188,517	550,603
Shares reinvested	27,257	38,014
Shares redeemed	(350,035)	(1,082,257)
Net decrease	(134,261)	(493,640)
Class C
Shares sold	26,420	73,145
Shares reinvested	10,635	16,470
Shares redeemed	(68,565)	(241,195)
Net decrease	(31,510)	(151,580)
Class I
Shares sold	44,303	120,375
Shares reinvested	14,829	32,070
Shares redeemed	(6,318,856)	(7,528,594)
Net decrease	(6,259,724)	(7,376,149)
Class Y
Shares sold	349,880	1,486,652
Shares reinvested	61,636	81,377
Shares redeemed	(838,692)	(1,576,154)
Net decrease	(427,176)	(8,125)

Note 9—Bank Line of Credit—The Trust may participate with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2017, the average daily loan balance during the twenty-one day period for which a loan was outstanding amounted to $6,179,913 and the average interest rate was 2.23%. At June 30, 2017, the Fund had no outstanding borrowings under the Facility.

32

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements and Regulatory Requirements—In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures. Any required changes will be implemented for interim and annual periods after August 1, 2017.

Note 12—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid by the Fund subsequent to June 30, 2017:

		Record	Payable	Per
	Ex-Date	Date	Date	Share
Class A	7/21/17	7/20/17	7/21/17	$0.032
Class C	7/21/17	7/20/17	7/21/17	$0.032
Class I	7/21/17	7/20/17	7/21/17	$0.032
Class Y	7/21/17	7/20/17	7/21/17	$0.032

33

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited)

UNCONSTRAINED EMERGING MARKETS BOND FUND

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 23, 2017, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (“VEAC”) (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 6, 2017 and June 22 and 23, 2017 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio
34

management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2017 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”), (iii) an appropriate benchmark index and (iv) two additional benchmark indexes, each of which comprises 50% of the Fund’s benchmark index (each an “UEMBF Additional Index”);

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2016 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;
35

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms
36

of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

37

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, hedge funds, separate accounts and UCITSs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2017, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2016.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Performance Category and Performance Peer Group median for the one- and three-year periods. The Board also noted that the Fund had outperformed its benchmark index for the one-year period but had underperformed its benchmark index for the three-year period. The Board also noted that the Fund had outperformed one of the UEMBF Additional Indexes and underperformed the other for the one- and three-year periods. The Board noted that actions have been taken by the Adviser to establish additional risk-control investment guidelines that will limit the Fund’s exposure to certain issuer-specific and country specific risks.

Fees and Expenses. The Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and expense ratios for its Expense Category and Expense Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2018 to the extent necessary to prevent the expense

38

ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other

39

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2017 (unaudited) (continued)

factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

40

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	UEMBSAR

SEMI-ANNUAL REPORT June 30, 2017 (unaudited)

VanEck Funds

VanEck NDR Managed Allocation Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the personal opinions of the investment team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment team members are as of June 30, 2017.

VANECK NDR MANAGED ALLOCATION FUND

June 30, 2017 (unaudited)

Dear Shareholder,

The VanEck NDR Managed Allocation Fund (the “Fund”) returned 7.70% (Class A shares, excluding sales charge) for the six month ending June 30, 2017. Over this period, the Fund performed in line with its benchmark,1 comprised of 60% MSCI All Country World Index and 40% Bloomberg Barclays US Aggregate Bond Index, which returned 7.92%. This slight underperformance was mainly due to the Fund’s U.S. equity positioning.

With stocks favored over bonds, the Fund’s asset class positioning outperformed during the period. However the extent of this outperformance was not sufficient to counterbalance the underperformance stemming primarily from its positioning in U.S. equities.

The Fund tactically adjusts its asset class exposures across global stocks, U.S. fixed income, and cash using an objective investment process driven by macroeconomic, fundamental, and technical indicators developed by Ned Davis Research (NDR).

The model that drives the Fund’s asset class exposures allows the weight-of-the-evidence to determine: (1) broad asset class positioning; (2) regional equity positioning; and (3) U.S. market capitalization and style positioning.

Fund Review Relative to Neutral Positioning

The MSCI All Country World Index returned 10.25% and the Bloomberg Barclays US Aggregate Bond Index returned 2.27% during the period. The initial positioning of the Fund at the beginning of the year included a 25.6% overweight to stocks over bonds. By the end of the six month period the overweight of this position had decreased to 1.0%.

While the Fund’s exposures to Europe ex U.K. and Canada were the largest regional equity contributors to performance, these were more than offset by the negative contribution from its positioning within the U.S. and the Emerging Markets. The U.S. market cap and style positioning was the Fund’s largest detractor from performance.

Outlook

We are strong advocates of a dynamic approach to asset allocation and believe that right now—given that we are over seven years into a bull market, interest rates are at all-time lows, and political uncertainty remains high—our case is that much stronger.

We do not take positions based on our personal view of the market, but rely upon the evidence of objective research from Ned Davis Research.

1

VANECK NDR MANAGED ALLOCATION FUND

(unaudited) (continued)

While macroeconomic and fundamental research can be great long-term predictors of asset class returns, they are typically poor predictors of timing market events. This is why the Fund, importantly, also incorporates technical research indicators. The combination of these types of indicators allows the Fund to be dynamic and nimble with the ability to adapt quickly to changing market environments.

We believe that, taking the approach we do, we offer investors the ability to thrive in all market conditions.

All mutual funds are subject to market risk, including possible loss of principal. Because the Fund is a “fund-of-funds,” an investor will indirectly bear the principal risks of the exchange-traded products in which it invests, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, debt securities, commodities, and derivatives. The Fund will bear its share of the fees and expenses of the exchange-traded products. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an exchange-traded product. Because the Fund invests in exchange-traded products, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an exchange-traded product’s shares may be higher or lower than the value of its underlying assets, there may be a lack of liquidity in the shares of the exchange-traded product, or trading may be halted by the exchange on which they trade. Principal risks of investing in foreign securities include changes in currency rates, foreign taxation and differences in auditing and other financial standards. Debt securities may be subject to credit risk and interest rate risk. Investments in debt securities typically decrease in value when interest rates rise. Because Van Eck Associates Corporation relies heavily on third-party quantitative models, the Fund is also subject to model and data risk. For a description of these and other risk considerations, please refer to the Fund’s prospectus and summary prospectus, which should be read carefully before you invest.

Access investment and market insights from VanEck’s investment professionals by subscribing to our commentaries. To subscribe to the asset allocation update, please contact us at 800.826.2333 or visit vaneck.com/subscription to register.

2

We appreciate your investment in the VanEck NDR Managed Allocation Fund, and we look forward to helping you meet your investment goals in the future.

David Schassler	John Lau
Portfolio Manager	Deputy Portfolio Manager

July 19, 2017

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	The Fund’s benchmark is a blended index consisting of 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Barclays US Aggregate Bond Index. The MSCI ACWI captures large- and mid-cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries and covers approximately 85% of the global investable equity opportunity set. The MSCI benchmark is a gross return index which reinvests as much as possible of a company’s gross dividend distributions. The Bloomberg Barclays US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
3

VANECK NDR MANAGED ALLOCATION FUND

PERFORMANCE COMPARISON

June 30, 2017 (unaudited)

	Class A—	Class A—	60%
Average Annual Total Return†	NDRMX After Maximum Sales Charge	NDRMX Before Sales Charge	MSCI ACWI 40% Bbg Barc US Agg	Bbg Barc US Agg	MSCI ACWI
Six Months	1.52%	7.70%	7.92%	2.27%	10.25%
One Year	5.06%	11.47%	11.16%	(0.31)%	16.48%
Life*	6.02%	11.67%	10.79%	0.97%	14.69%

Average Annual Total Return†	Class I— NDRUX After Maximum Sales Charge	Class I- NDRUX Before Sales Charge	60% MSCI ACWI 40% Bbg Barc US Agg	Bbg Barc US Agg	MSCI ACWI
Six Months	n/a	7.84%	7.92%	2.27%	10.25%
One Year	n/a	11.78%	11.16%	(0.31)%	16.48%
Life*	n/a	11.98%	10.79%	0.97%	14.69%

Average Annual Total Return†	Class Y— NDRYX After Maximum Sales Charge	Class Y- NDRYX Before Sales Charge	60% MSCI ACWI 40% Bbg Barc US Agg	Bbg Barc US Agg	MSCI ACWI
Six Months	n/a	7.84%	7.92%	2.27%	10.25%
One Year	n/a	11.74%	11.16%	(0.31)%	16.48%
Life*	n/a	11.95%	10.79%	0.97%	14.69%

†	Returns less than one year are not annualized
*	since 5/11/16

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted. Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). Index returns assume that dividends of the Index constituents in the Index have been reinvested. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting vaneck.com.

4

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

The 60/40 benchmark (Index) is a blended index consisting of 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Barclays US Aggregate Bond Index. MSCI All Country World Index (ACWI) captures large- and mid-capitalization representation across 23 developed markets and 24 emerging markets countries and covers approximately 85% of the global investable equity opportunity set. The MSCI benchmark is a gross return index which reinvests as much as possible of a company’s gross dividend distributions. Bloomberg Barclays US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes U.S. Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities.

5

VANECK NDR MANAGED ALLOCATION FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2017 to June 30, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

					Expenses Paid
			Ending	Annualized	During the Period*
		Beginning	Account Value	Expense	January 1, 2017 -
		Account Value	June 30,	Ratio During	June 30,
		January 1, 2017	2017	Period	2017
Class A
	Actual	$1,000.00	$1,077.00	1.15%	$5.92
	Hypothetical**	$1,000.00	$1,019.09	1.15%	$5.76
Class I
	Actual	$1,000.00	$1,078.40	0.85%	$4.38
	Hypothetical**	$1,000.00	$1,020.58	0.85%	$4.26
Class Y
	Actual	$1,000.00	$1,078.40	0.90%	$4.64
	Hypothetical**	$1,000.00	$1,020.33	0.90%	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2017), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
7

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

Number
of Shares		Value

EXCHANGE TRADED FUNDS (a): 98.9%
30,077	iShares Barclays Aggregate Bond Fund	$3,293,732
48,209	iShares MSC Eurozone ETF	1,944,028
10,418	iShares MSCI Japan ETF	558,926
8,807	iShares MSCI Pacific ex Japan ETF	836,535
1,486	iShares MSCI South Korea Capped ETF	100,766
12,974	iShares MSCI Switzerland Capped ETF	445,138
2,054	iShares MSCI United Kingdom ETF	68,460
37,977	iShares Russell 1000 Growth Index Fund	4,520,023
Number
of Shares		Value

EXCHANGE TRADED FUNDS: (continued)
11,026	iShares Russell 1,000 Value ETF	$1,283,757
13,316	Vanguard FTSE Emerging Markets ETF	543,692
40,258	Vanguard Total Bond Market ETF	3,294,312
Total Exchange Traded Funds (Cost: $16,210,888)		16,889,369
MONEY MARKET FUND: 0.3% (Cost: $56,147)
56,147	AIM Treasury Portfolio—Institutional Class	56,147
Total Investments: 99.2% (Cost: $16,267,035)		16,945,516
Other assets less liabilities: 0.8%		137,851
NET ASSETS: 100.0%		$17,083,367

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website, at https://www.sec.gov/.

Summary of Investments	% of
by Sector	Investments	Value
Exchange Traded Funds	99.7%	$16,889,369
Money Market Fund	0.3	56,147
	100.0%	$16,945,516

The summary of inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Exchange Traded Funds	$16,889,369	$—	$—	$16,889,369
Money Market Fund	56,147	—	—	56,147
Total	$16,945,516	$—	$—	$16,945,516

There were no transfers between levels during the period June 30, 2017.

See Notes to Financial Statements

8

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (unaudited)

Assets:
Investments, at value (Cost: $16,267,035)	$16,945,516
Receivables:
Shares of beneficial interest sold	99,345
Due from Adviser	646
Dividends and interest	71
Prepaid expenses	44,784
Total assets	17,090,362
Liabilities:
Payables:
Due to Distributor	1,277
Deferred Trustee fees	3,536
Accrued expenses	2,182
Total liabilities	6,995
NET ASSETS	$17,083,367
Class A Shares:
Net Assets	$5,422,141
Shares of beneficial interest outstanding	193,886
Net asset value and redemption price per share	$27.97
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$29.68
Class I Shares:
Net Assets	$3,835,745
Shares of beneficial interest outstanding	136,695
Net asset value, offering and redemption price per share	$28.06
Class Y Shares:
Net Assets	$7,825,481
Shares of beneficial interest outstanding	279,032
Net asset value, offering and redemption price per share	$28.05
Net Assets consist of:
Aggregate paid in capital	$15,910,501
Net unrealized appreciation	678,481
Undistributed net investment income	43,833
Accumulated net realized gain	450,552
$17,083,367

See Notes to Financial Statements

9

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (unaudited)

Income:
Dividends	$114,246
Expenses:
Management fees	56,860
Distribution fees - Class A	7,005
Transfer agent fees - Class A	5,613
Transfer agent fees - Class I	5,203
Transfer agent fees - Class Y	5,164
Custodian fees	2,671
Professional fees	16,771
Registration fees - Class A	5,616
Registration fees - Class I	5,616
Registration fees - Class Y	5,616
Reports to shareholders	11,369
Insurance	136
Trustees’ fees and expenses	473
Other	1,770
Total expenses	129,883
Waiver of management fees	(56,860)
Expenses assumed by the Adviser	(2,745)
Net expenses	70,278
Net investment income	43,968
Net realized gain on:
Investments	534,504
Net change in unrealized appreciation on:
Investments	429,165
Net Increase in Net Assets Resulting from Operations	$1,007,637

See Notes to Financial Statements

10

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017	For the Period May 11, 2016 (a) through December 31, 2016
	(unaudited)
Operations:
Net investment income	$43,968	$84,297
Net realized gain (loss)	534,504	(665)
Net change in unrealized appreciation	429,165	249,316
Net increase in net assets resulting from operations	1,007,637	332,948
Dividends and Distributions to shareholders from:
Net investment income
Class A Shares	—	(35,608)
Class I Shares	—	(30,943)
Class Y Shares	—	(17,685)
	—	(84,236)
Net realized gains
Class A Shares	—	(35,238)
Class I Shares	—	(30,699)
Class Y Shares	—	(17,546)
	—	(83,483)
Total dividends and distributions	—	(167,719)
Share transactions:
Proceeds from sale of shares
Class A Shares	3,413,843	3,648,598
Class I Shares	501,981	3,151,596
Class Y Shares	5,750,300	1,872,048
	9,666,124	8,672,242
Reinvestment of dividends and distributions
Class A Shares	—	70,847
Class I Shares	—	61,642
Class Y Shares	—	35,230
	—	167,719
Cost of shares redeemed
Class A Shares	(2,132,666)	(34,291)
Class I Shares	(220,119)	(20,708)
Class Y Shares	(94,365)	(93,435)
	(2,447,150)	(148,434)
Net increase in net assets resulting from share transactions	7,218,974	8,691,527
Total increase in net assets	8,226,611	8,856,756
Net Assets:
Beginning of period	8,856,756	—
End of period #	$17,083,367	$8,856,756
# Including undistributed (accumulated) net investment income (loss)	$43,833	$(135)

(a)	Commencement of operations

See Notes to Financial Statements

11

VANECK NDR MANAGED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
			For the Period
	For the Six		May 11, 2016 (a)
	Months Ended		through
	June 30,		December 31,
	2017		2016
	(unaudited)
Net asset value, beginning of period	$25.97		$25.15
Income from investment operations:
Net investment income	0.04		0.20
Net realized and unrealized gain on investments	1.96		1.12
Total from investment operations	2.00		1.32
Less dividends and distributions from:
Net investment income	—		(0.25)
Net realized gains	—		(0.25)
Total dividends and distributions	—		(0.50)
Net asset value, end of period	$27.97		$25.97
Total return (b)	7.70	%(c)	5.27	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,422		$3,724
Ratio of gross expenses to average net assets (e)	1.91	%(d)	2.67	%(d)
Ratio of net expenses to average net assets (e)	1.15	%(d)	1.15	%(d)
Ratio of net expenses, excluding interest expense, to average net assets (e)	1.15	%(d)	1.15	%(d)
Ratio of net investment income to average net assets (e)	0.28	%(d)	1.79	%(d)
Portfolio turnover rate	131	%(c)	140	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying funds.

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
			For the Period
	For the Six		May 11, 2016 (a)
	Months Ended		through
	June 30,		December 31,
	2017		2016
	(unaudited)
Net asset value, beginning of period	$26.02		$25.15
Income from investment operations:
Net investment income	0.08		0.30
Net realized and unrealized gain on investments	1.96		1.07
Total from investment operations	2.04		1.37
Less dividends and distributions from:
Net investment income	—		(0.25)
Net realized gains	—		(0.25)
Total dividends and distributions	—		(0.50)
Net asset value, end of period	$28.06		$26.02
Total return (b)	7.84	%(c)	5.47	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$3,836		$3,285
Ratio of gross expenses to average net assets (e)	1.88	%(d)	2.40	%(d)
Ratio of net expenses to average net assets (e)	0.85	%(d)	0.85	%(d)
Ratio of net expenses, excluding interest expense, to average net assets (e)	0.85	%(d)	0.85	%(d)
Ratio of net investment income to average net assets (e)	0.64	%(d)	1.95	%(d)
Portfolio turnover rate	131	%(c)	140	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying funds.

See Notes to Financial Statements

13

VANECK NDR MANAGED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
			For the Period
	For the Six		May 11, 2016 (a)
	Months Ended		through
	June 30,		December 31,
	2017		2016
	(unaudited)
Net asset value, beginning of period	$26.01		$25.15
Income from investment operations:
Net investment income	0.09		0.27
Net realized and unrealized gain on investments	1.95		1.09
Total from investment operations	2.04		1.36
Less dividends and distributions from:
Net investment income	—		(0.25)
Net realized gains	—		(0.25)
Total dividends and distributions	—		(0.50)
Net asset value, end of period	$28.05		$26.01
Total return (b)	7.84	%(c)	5.43	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$7,825		$1,848
Ratio of gross expenses to average net assets (e)	1.68	%(d)	2.90	%(d)
Ratio of net expenses to average net assets (e)	0.90	%(d)	0.90	%(d)
Ratio of net expenses, excluding interest expense, to average net assets (e)	0.90	%(d)	0.90	%(d)
Ratio of net investment income to average net assets (e)	0.97	%(d)	2.12	%(d)
Portfolio turnover rate	131	%(c)	140	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying funds.

See Notes to Financial Statements

14

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

Note 1—Fund Organization—Van Eck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The NDR Managed Allocation Fund (the “Fund”) is a diversified series of the Trust and seeks to achieve its investment objective by investing in exchange traded products using a customized version of a global tactical asset allocation model developed by Ned Davis Research, Inc. The Fund currently offers three classes of shares: Class A, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares sold subject to a front-end sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy (as described below). Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the
15

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset is not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:
16

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

E.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.
17

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2018, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding expense limitations listed in the table below.

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended June 30, 2017, are as follows:

		Waiver of	Expenses
	Expense	Management	Assumed by
	Limitation	Fees	the Adviser
Class A	1.15%	$22,388	$ —
Class I	0.85	14,342	2,745
Class Y	0.90	20,130	—

For the period ended June 30, 2017, Van Eck Securities Corporation (the “Distributor”), and affiliate and wholly-owned subsidiary of the Adviser, received a total of $16,760 in sales loads relating to the sale of shares of the Fund, of which $14,430 was reallowed to broker/dealers and the remaining $2,330 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation (the “Distributor”).

Note 4—Investments—For the period ended June 30, 2017, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated $26,106,693 and $18,217,805, respectively.

Note 5—Income Taxes—For Federal income tax purposes, the identified cost of investments owned at June 30, 2017 was $16,300,346 and net unrealized appreciation aggregated to $645,170 of which $681,427 related to appreciated securities and $36,257 related to depreciated securities.

18

The tax character of dividends and distributions paid to shareholders was as follows:

Period Ended December 31, 2016
Ordinary income*	$167,719

*Includes short-term capital gains

The tax character of current year distributions will be determined at the end of the current fiscal year.

Qualified late-year losses incurred after October 31, 2016 and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year. For the year ended December 31, 2016, the Fund has deferred qualified late year losses to January 1, 2017 for federal tax purpose as follows:

Late-Year	Post-October
Ordinary Losses	Capital Losses
$—	$50,642

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s current tax year. Therefore, no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. During the period ended June 30, 2017, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund may concentrate its investments in exchange traded products that invest directly in, or have exposure to, equity and debt securities, as well as other asset categories such as commodities and derivative instruments. Such investments may subject the exchange traded product to greater volatility than investments in traditional securities. The Fund may indirectly own foreign securities. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. The

19

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund may invest in debt securities which are rated below investment grade by rating agencies. Such securities involve more risk of default than higher rated securities and are subject to greater price variability.

At June 30, 2017, the Adviser owned approximately 26% of Class A, 74% of Class I, and 18% of Class Y.

A more complete description of risks is included in the Fund’s prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):

		For the Period
		May 11, 2016*
	Six Months	through
	Ended	December 31,
	June 30, 2017	2016
	(unaudited)
Class A
Shares sold	126,835	141,999
Shares reinvested	—	2,724
Shares redeemed	(76,356)	(1,316)
Net increase	50,479	143,407
Class I
Shares sold	18,340	124,663
Shares reinvested	—	2,363
Shares redeemed	(7,880)	(791)
Net increase	10,460	126,235
Class Y
Shares sold	211,506	73,311
Shares reinvested	—	1,351
Shares redeemed	(3,518)	(3,618)
Net increase	207,988	71,044

*	Commencement of operations
20

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2017, the Fund had no borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements and Regulatory Requirements—In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures. Any required changes will be implemented for interim and annual periods after August 1, 2017.

Note 12—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

21

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2017 (unaudited)

VANECK NDR Managed Allocation Fund

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 23, 2017, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (“VEAC”) (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 6, 2017 and June 22 and 23, 2017 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the
22

Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2017 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2016 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information about the Adviser’s use of a customized version of a global tactical asset allocation model (the “NDR Model”) created by Ned Davis Research, Inc. (“NDR”) to guide the Fund’s asset allocation decisions, including information about the structure of the NDR Model, the process followed in managing the Fund in accordance with the NDR Model, the manner in which the NDR Model was customized at the request of the Adviser and the reasons for such customizations, among other things;

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in
23

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

(unaudited) (continued)

the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with
24

intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology

25

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

(unaudited) (continued)

and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, hedge funds, separate accounts and UCITSs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2017, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2016.

Performance. The Fund commenced operations on May 11, 2016. Accordingly, the Fund did not have a full calendar year of performance for the period ended March 31, 2017. The Board noted, however, that the Fund had outperformed its Performance Category median for the quarter ended March 31, 2017.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2018 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

26

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

27

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	NDRSAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)
       under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK FUNDS

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date September 8, 2017
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date September 8, 2017
     ------------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date September 8, 2017
     ------------------